1999
  semiannual report
                Delaware Pooled Trust


[photo of globe]


U.S. Equities
    The Large-Cap Value Equity Portfolio
    The Core Equity Portfolio
    The Mid-Cap Growth Equity Portfolio
    The Mid-Cap Value Equity Portfolio
    The Small-Cap Growth Equity Portfolio
    The Small-Cap Value Equity Portfolio
    The Real Estate Investment Trust Portfolio II

U.S. Fixed Income
   The Intermediate Fixed Income Portfolio
   The Aggregate Fixed Income Portfolio
   The High-Yield Bond Portfolio
   The Diversified Core Fixed Income Portfolio

International Equities
   The Global Equity Portfolio
   The International Equity Portfolio
   The Labor Select International Equity Portfolio
   The Emerging Markets Portfolio

International Fixed Income
   The Global Fixed Income Portfolio
   The International Fixed Income Portfolio

DELAWARE
  POOLED
   TRUST
========

Delaware Pooled Trust, Inc.

Delaware Pooled Trust, Inc., based in Philadelphia, is a mutual fund that offers no-load, open-end equity and fixed-income portfolios to institutional and affluent individual investors. Delaware Pooled Trust is part of Delaware Investments, a full-service investment-management organization that invests more than $42 billion on behalf of individuals and institutions. The breadth and sophistication of Delaware's services enable clients to gain the degree of administrative convenience and simplicity in investment-management matters they want; Delaware provides not only equity and fixed-income portfolios but balanced portfolios and investment-advisory, retirement-plan, and trust services.

Delaware Management Company, a Philadelphia-based division of Delaware Management Business Trust, serves as investment adviser for The Large-Cap Value Equity, The Core Equity (formerly known as Growth and Income), The Mid-Cap Growth Equity, The Mid-Cap Value Equity (formerly known as Small/Mid-Cap Value Equity), The Small-Cap Growth Equity, The Small-Cap Value Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Aggregate Fixed Income, The High-Yield Bond, and The Diversified Core Fixed Income Portfolios. Delaware International Advisers Ltd., a London-based affiliate of Delaware Management Company, serves as investment adviser for The Global Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Fixed Income, and The International Fixed Income Portfolios.

Client Services

Delaware provides clients with annual and semiannual reports, monthly account reports, in-person reviews of account developments, and other communications.

Clients who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call a toll-free telephone number, 1-800-231-8002, during normal business hours. Or they may write to Client Services, Delaware Pooled Trust, Inc., One Commerce Square, Philadelphia, Pennsylvania 19103.

Contents

Portfolio Returns ............................................. 2-3
Portfolio Objectives .......................................... 4-5
The Large-Cap Value Equity Portfolio Review ...................   6
The Core Equity Portfolio Review ..............................   7
The Mid-Cap Growth Equity Portfolio Review ....................   8
The Mid-Cap Value Equity Portfolio Review .....................   9
The Small-Cap Growth Equity Portfolio Review ..................  10
The Small-Cap Value Equity Portfolio Review ...................  11
The Real Estate Investment Trust Portfolio II Review ..........  12
The Intermediate Fixed Income Portfolio Review ................  13
The Aggregate Fixed Income Portfolio Review ...................  14
The High-Yield Bond Portfolio Review ..........................  15
The Diversified Core Fixed Income Portfolio Review ............  16
The Global Equity Portfolio Review ............................  17
The International Equity Portfolio Review .....................  18
The Labor Select International Equity Portfolio Review ........  19
The Emerging Markets Portfolio Review .........................  20
The Global Fixed Income Portfolio Review ......................  21
The International Fixed Income Portfolio Review ...............  22
Financial Statements ..........................................  23


                              1999 Semiannual Report o Delaware Pooled Trust   1

Portfolio Returns
Periods ending April 30, 1999

                                                                Six         One         Three       Five         Since
Average Annual Total Return*                                   Months       Year        Years       Years      Inception +
---------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                           15.12%      10.20%       21.62%      21.38%       19.33%
S&P 500 Composite Stock Price Index                            22.31       21.81        29.06       26.84        20.48
---------------------------------------------------------------------------------------------------------------------------
The Core Equity Portfolio                                       9.76          --           --          --        15.83
(formerly known as The Growth and Income Portfolio)
Lipper Growth & Income Fund Average                            18.39          --           --          --        33.80
---------------------------------------------------------------------------------------------------------------------------
The Mid-Cap Growth Equity Portfolio                            28.98       14.69        13.36       15.87        12.64
Russell 2000 Index                                             15.16       (9.25)        8.94       13.01        12.22
---------------------------------------------------------------------------------------------------------------------------
The Mid-Cap Value Equity Portfolio                              6.83      (11.70)          --          --        (2.21)
(formerly known as The Small/Mid-Cap Value Equity Portfolio)
Russell Midcap Value Index                                     13.13        1.90           --          --         8.47
---------------------------------------------------------------------------------------------------------------------------
The Small-Cap Growth Equity Portfolio                          24.02          --           --          --        37.15
Russell 2000 Growth Index                                      25.74          --           --          --        25.74
---------------------------------------------------------------------------------------------------------------------------
The Small-Cap Value Equity Portfolio**                            --          --           --          --         8.35
Russell 2000 Value Index                                          --          --           --          --         9.13
---------------------------------------------------------------------------------------------------------------------------
The Real Estate Investment Trust Portfolio II                   7.42       (6.40)          --          --        (3.91)
NAREIT Equity REIT Index                                        2.60      (10.43)          --          --        (9.70)
---------------------------------------------------------------------------------------------------------------------------
The Intermediate Fixed Income Portfolio                         1.43        5.56         6.72          --         6.27
Lehman Brothers Government/Corporate
Intermediate Bond Index                                         0.51        6.37         7.23          --         6.55
---------------------------------------------------------------------------------------------------------------------------
The Aggregate Fixed Income Portfolio                           (0.04)       5.15           --          --         5.41
Lehman Brothers Aggregate Bond Index                            0.69        6.27           --          --         6.30
---------------------------------------------------------------------------------------------------------------------------
The High-Yield Bond Portfolio                                   5.47       (2.26)          --          --         9.61
Salomon Smith Barney High-Yield Cash Pay Index                  7.48        2.47           --          --         8.67
---------------------------------------------------------------------------------------------------------------------------
The Diversified Core Fixed Income Portfolio                     4.86        7.33           --          --         9.03
Lehman Brothers Aggregate Bond Index                            0.69        6.27           --          --         6.30
---------------------------------------------------------------------------------------------------------------------------
The Global Equity Portfolio                                    12.81        7.15           --          --        10.52
Morgan Stanley Capital International
World Stock Index (net)                                        19.57       15.95           --          --        23.84
---------------------------------------------------------------------------------------------------------------------------

2 Delaware Pooled Trust o 1999 Semiannual Report


                                                                Six         One        Three        Five       Since
                                                               Months       Year       Years        Years    Inception +
---------------------------------------------------------------------------------------------------------------------------
The International Equity Portfolio                             15.53%       8.91%       12.04%      11.27%       12.27%
Morgan Stanley Capital International
World Stock Index (net)                                        15.28        9.50         8.87        8.71         9.64
---------------------------------------------------------------------------------------------------------------------------
The Labor Select International Equity Portfolio                13.64        5.89        14.29          --        16.07
Morgan Stanley Capital International
EAFE Stock Index (net)                                         15.28        9.50         8.87          --         9.82
---------------------------------------------------------------------------------------------------------------------------
The Emerging Markets Portfolio                                 19.04      (26.59)          --          --       (15.53)
Morgan Stanley Capital International
Emerging Markets Free Equity Index                             34.87      (10.19)          --          --       (11.85)
---------------------------------------------------------------------------------------------------------------------------
The Global Fixed Income Portfolio                               1.89        8.34         7.90        9.31        10.26
Salomon Smith Barney World
Government Bond Index                                          (3.35)       8.21         5.60        6.97         7.58
---------------------------------------------------------------------------------------------------------------------------
The International Fixed Income Portfolio                        1.40        8.78           --          --         7.07
Salomon Smith Barney Non-U.S.
World Government Bond Index                                    (4.30)       9.06           --          --         6.37
---------------------------------------------------------------------------------------------------------------------------

* Past performance does not guarantee future results. The investment return and share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. Since 1992, Delaware Management Company or Delaware International Advisers Ltd. has, as relevant, voluntarily waived its fees and reimbursed the Delaware Pooled Trust Portfolios for certain amounts that annual operating expenses (excluding taxes, interest, brokerage commissions, and extraordinary expenses) exceeded average net assets. In the absence of those waivers, the Portfolios' total returns would have been lower.

** Portfolio has been active for less than six months. The return is calculated from the inception date. Such short-term returns may not be meaningful, as they do not represent a longer-term perspective on the Portfolio's performance.

+ The inception dates for each Delaware Pooled Trust Portfolio are as follows:
Large-Cap Value Equity, February 3, 1992; Core Equity, September 15, 1998; Mid-Cap Growth Equity, February 27, 1992; Mid-Cap Value Equity, December 29, 1997; Small-Cap Growth Equity, September 15, 1998; Small-Cap Value Equity, March 29, 1999; Real Estate Investment Trust II, November 4, 1997; Intermediate Fixed Income, March 12, 1996; Aggregate Fixed Income, December 29, 1997; High-Yield Bond, December 2, 1996; Diversified Core Fixed Income, December 29, 1997; Global Equity, October 15, 1997; International Equity, February 4, 1992; Labor Select International Equity, December 19, 1995; Emerging Markets, April 14, 1997; Global Fixed Income, November 30, 1992; and International Fixed Income, April 11, 1997. The returns for each index have been calculated from the start of the month closest to the corresponding portfolio's inception date.

                              1999 Semiannual Report o Delaware Pooled Trust   3

Portfolio Objectives

The Large-Cap Value Equity Portfolio seeks maximum long-term total return, consistent with reasonable risk, through investments in stocks that, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Stock Index and that, in the opinion of Delaware Management Company, offer capital gains potential as well.

The Core Equity Portfolio (formerly known as "The Growth and Income Portfolio") seeks to realize capital appreciation and income. The Portfolio seeks to achieve these objectives by investing primarily in income-producing common stocks, with a focus on common stocks that Delaware believes have potential for above-average dividend increases over time.

The Mid-Cap Growth Equity Portfolio seeks maximum long-term capital growth by investing in stocks of smaller and medium-sized companies that, in the opinion of Delaware Management Company, offer, at the time of purchase, significant long-term growth potential.

The Mid-Cap Value Equity Portfolio (formerly known as "The Small/Mid-Cap Value Equity Portfolio") seeks maximum long-term total return through investments in stocks that, at the time of purchase, are dividend paying and generally represent the smallest 30% in terms of market capitalization of U.S. stocks listed on a national exchange or NASDAQ and that, in the opinion of Delaware Management Company, offer the potential for capital gains as well.

The Small-Cap Growth Equity Portfolio seeks to realize long-term capital growth. The Portfolio seeks to achieve its objective by investing primarily in equity securities of companies which Delaware believes have potential for high earnings growth and which generally represent the smallest 25% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or NASDAQ.

The Small-Cap Value Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of small-capitalization companies that Delaware believes to be undervalued relative to the long-term earning power of the companies concerned, and which, at the time of purchase, generally have market capitalizations between $500 million and $1.5 billion and are listed on a national securities exchange or NASDAQ.

The Real Estate Investment Trust Portfolio II seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio seeks to invest primarily in stocks of real-estate investment trusts.

The Intermediate Fixed Income Portfolio seeks to achieve a maximum long-term total return, consistent with reasonable risk, by investing in diversified investment-grade bonds, including U.S. government, mortgage-backed, corporate, and other fixed-income securities.

The Aggregate Fixed Income Portfolio seeks to achieve maximum long-term total return, consistent with reasonable risk, by investing in high-quality debt securities, including U.S. government securities, mortgage-backed securities, corporate bonds, and other fixed-income securities.

The High-Yield Bond Portfolio seeks high total return relative to other fixed-income investments. The Portfolio seeks to invest primarily in bonds rated B- or higher by Standard & Poor's Rating Group or B3 or higher by Moody's Investors Service, Inc.

The Diversified Core Fixed Income Portfolio seeks maximum long-term total return by using a multi-sector investment approach, investing assets principally in investment-grade, high-yield, and foreign bonds.

The Global Equity Portfolio seeks long-term growth of capital without undue risk to principal by investing in global equity securities that provide the potential for capital appreciation and income.


4 Delaware Pooled Trust o 1999 Semiannual Report

The International Equity Portfolio seeks to achieve maximum long-term total return by investing primarily in stocks of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States. The Portfolio seeks to invest in stocks that, in the opinion of Delaware International, are undervalued at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser.

The Labor Select International Equity Portfolio seeks to achieve maximum long-term total return by investing primarily in stocks of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States. The Portfolio seeks to invest in stocks that, in the opinion of Delaware International, are undervalued at the time of purchase based on rigorous fundamental analysis conducted by the investment adviser, and that are compatible with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks to achieve long-term capital appreciation by investing primarily in stocks of issuers located or operating in emerging countries.

The Global Fixed Income Portfolio seeks to achieve current income and the potential for capital appreciation, consistent with the preservation of investors' principal, by investing primarily in fixed-income securities. Issuers of these securities will be organized, have a majority of their assets, or derive most of their operating income in at least three different countries, one of which may be the United States.

The International Fixed Income Portfolio seeks to achieve current income and the potential for capital appreciation, consistent with the preservation of investors' principal, by investing primarily in fixed-income securities of international (non-U.S.) markets. Issuers of these securities will be organized, have a majority of their assets, or derive most of their operating income in at least three different countries outside the U.S.

                              1999 Semiannual Report o Delaware Pooled Trust   5

Large-Cap Value Equity:
Value Stocks Rally In April

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
Large-Cap Value Equity                                         15.12%
S&P 500 Index                                                  22.31%
----------------------------------------------------------------------

In familiar fashion, growth stocks outperformed value stocks for the six-month period ending April 30. This meant that, once again, value funds underperformed against general market benchmarks. The Large-Cap Value Equity Portfolio was no exception, returning 15.12%--trailing the S&P 500 Index by seven percentage points.

In the most obvious sign of the volatility and narrow breadth of the market's ascent, all eyes were focused in the first few months of the year on the Dow Jones Industrial Average, which crossed the 10,000 mark on March 30. Internet mania, which began last year and has been the driving force behind the growth sector, finally began petering out, signaling what we believe may be an end to the narrow breadth and volatility of the stock market.

Economically, equities were supported by the Federal Reserve's decision to remain neutral in an attempt to avert a worldwide economic slowdown--particularly in Japan and the emerging-market nations. With inflation remaining under control, U.S. industries should begin to benefit again from the strong economy, which we believe will expand the breadth of the market rally.

The Portfolio's style of value investing is likely to benefit from this rebound, as the majority of our stocks are trading at a substantial discount to the market. We believe that oil and capital goods stocks--which had been the laggards last year--are poised to demonstrate a solid recovery. There have already been signs that a value comeback is in the works.

Looking ahead, Delaware believes value stocks will perform well for the rest of the fiscal year--especially since, in our opinion, the financial, telecommunications, consumer cyclical, and basic industries are still trading at a steep discount to the market. We expect to continue overweighting the banking, auto and telecommunications sectors for the remainder of the year.

Portfolio Profile
April 30, 1999

Total net assets ...................................... $161.8 million
Inception date ...................................... February 3, 1992
Asset composition (based on total net assets)
   Common stocks .............................................. 98.90%
   Cash equivalents and other net assets ....................... 1.10%
Number of holdings ............................................... 49

Top 10 holdings
  1.  GTE
  2.  AT&T
  3.  Ameritech
  4.  McGraw-Hill
  5.  Bank of America
  6.  Alcoa
  7.  Kimberly-Clark
  8.  Enron
  9.  Xerox
  10. U.S. Bancorp


Industry Composition

Banking, Finance & Insurance 20.85%
Energy 15.63%
Telecommunications 10.81%
Healthcare & Pharmaceuticals 6.83%
Food, Beverage & Tobacco 5.57%
Automobiles & Automotive Parts 5.23%
Computers & Technology 5.17%
Paper & Forest Products 4.32%
Consumer products 3.97%
Chemicals 3.63%
Electronics & Electrical Equipment 3.28%
Cable, Media & Publishing 2.93%
Metals & Mining 2.90%
Aerospace & Defense 2.20%
Retail 2.14%
Industrial Machinery 1.72%
Transportation & Shipping 1.72%
Cash & Other Net Assets 1.10%

6 Delaware Pooled Trust o 1999 Semiannual Report

Core Equity:
Smaller Holdings Hinder Performance

Total Return
Six months ending April 30, 1999
---------------------------------------------------------------------
Core Equity                                                     9.76%
Lipper Growth & Income Average                                 18.39%
---------------------------------------------------------------------

The Core Equity Portfolio, formerly known as the Growth and Income Portfolio, managed to post modest gains, but pulled back significantly in the second part of the reporting period. The Portfolio gained 9.76% for the six-month period ending April 30, as compared with the 18.39% return posted by its benchmark index, the Lipper Growth & Income Average.

Core Equity faced two decidedly negative factors this year. For one, the Portfolio underweights technology stocks, mainly because many technologies do not meet the Portfolio's philosophy of investing in companies whose growth rates exhibit a high degree of certainty yet remain undervalued. Secondly, the Core Equity Portfolio saw sharp declines in three of its largest holdings: Rite Aid and Service Corporation, which both reported earnings below expectations, and Stewart Enterprises, which fell in sympathy with Service Corporation. As a result of these earnings disappointments, we have eliminated our position in Service Corporation and reduced our position in Rite Aid, while increasing our holdings in Stewart Enterprises.

In addition to the above problems, our risk analysis has shown that smaller companies have hindered performance. To that end, we are looking to increase our exposure to larger capitalization companies that meet our investment philosophy.

Moving forward, we will continue to emphasize the use of quality research to discover companies whose growth rates exhibit a high degree of certainty--yet remained undervalued--due to a lack of coverage or a misperception of the underlying fundamentals.

Portfolio Profile
April 30, 1999

Total net assets ........................................ $2.3 million
Inception date  ................................... September 15, 1998
Asset composition (based on total net assets)
   Common stocks .............................................. 98.03%
   Convertible preferred stock ................................  1.65%
   Cash equivalents and other net assets.........................0.32%
Number of holdings .................................................59

Top 10 holdings
   1.  Tyco International
   2.  American Home Products
   3.  Ecolab
   4.  Masco
   5.  Stewart Enterprises
   6.  SBC Communications
   7.  Mylan Laboratories
   8.  Dial
   9.  Symbol Technologies
   10. Equifax

Industry Composition

Banking, Finance & Insurance 16.03%
Healthcare & Pharmaceuticals 12.78%
Electronics & Electrical Equipment 7.01%
Computers & Technology 6.85%
Telecommunications 6.58%
Automobiles & Automotive Parts 4.93%
Buildings & Materials 4.91%
Energy 4.89%
Retail 4.63%
Textiles, Apparel & Furniture 4.57%
Environmental Services 3.98%
Consumer Products 3.23%
Food, Beverage & Tobacco 2.66%
Real Estate 2.29%
Chemicals 2.24%
Industrial Machinery 1.22%
Miscellaneous 9.23%
Convertible Preferred Stock 1.65%
Cash & Other Net Assets 0.32%

                              1999 Semiannual Report o Delaware Pooled Trust   7

Mid-Cap Growth Equity:
Stellar Outperformance Fueled By Consumer, Tech Holdings

Total Return
Six months ending April 30, 1999
---------------------------------------------------------------------
Mid-Cap Growth Equity                                          28.98%
Russell 2000 Index                                             15.16%
---------------------------------------------------------------------

The Mid-Cap Growth Equity Portfolio had reason to celebrate in the latest six-month period. The Portfolio turned in a stellar performance with the help of rallies in consumer and technology stocks.

Mid-Cap Growth Equity benefited from strong performances in a number of key holdings, including Staples and CIT Group in the first half of the period and Gemstar International and Clear Channel Communications in the second half. This enabled the Portfolio to return a robust 28.98% for the six-month period ending April 30--nearly 14 percentage points higher than its benchmark, the Russell 2000 Index.

This strong showing was even more impressive when considering the fund is precluded from holding equities of larger-cap companies that outperformed in the period (such as Schwab and Yahoo!).

Looking ahead, the Mid-Cap Growth Equity Portfolio's investment-management team continues to search for companies that we believe will not disappoint on the earnings front. The Portfolio has median expected earnings growth of more than 20%, significantly ahead of the median for the S&P 500 Index.

Portfolio Profile
April 30, 1999

Total net assets..........................................$6.7 million
Inception date ......................................February 27, 1992
Asset composition (based on total net assets)
   Common stocks ...............................................90.54%
   Cash equivalents and other net assets.........................9.46%
Number of holdings .................................................55

Top 10 holdings
   1.  Gemstar International Group Limited
   2.  PMC-Sierra
   3.  Staples
   4.  Paine Webber Group
   5.  Outback Steakhouse
   6.  Clear Channel Communications
   7.  CIT Group Class A
   8.  CBS
   9.  Network Appliance
   10. Bed Bath & Beyond

Industry Composition

Banking, Finance & Insurance 16.74%
Computers & Technology 12.46%
Cable, Media & Publishing 11.35%
Retail 10.67%
Telecommunications 10.58%
Leisure, Lodging & Entertainment 9.47%
Electronics & Electrical Equipment 7.56%
Consumer Products 4.68%
Textiles, Apparel & Furniture 1.79%
Industrial Machinery 1.27%
Healthcare & Pharmaceuticals 1.24%
Transportation & Shipping 0.99%
Miscellaneous 1.74%
Cash & Other Net Assets 9.46%

8 Delaware Pooled Trust o 1999 Semiannual Report

Mid-Cap Value Equity:
Narrow Market Advance Tempers Gains

Total Return
Six months ending April 30, 1999
---------------------------------------------------------------------
Mid-Cap Value Equity                                            6.83%
Russell Midcap Value Index                                     13.13%
---------------------------------------------------------------------

Mid-cap value stocks notched meager gains compared to their large-cap and growth counterparts. The Mid-Cap Value Equity Portfolio (formerly known as The Small/Mid-Cap Value Equity Portfolio) gained 6.83% for the six-month period ending April 30, as compared with the Russell Midcap Value Index, which returned 13.13%.

During much of the reporting period, the Portfolio faced negative performances in the basic industries, financial services, and technology sectors. Consumer cyclicals were another area of disappointment. It was the consumer services and energy sectors that fueled a rebound to bring the Portfolio out of negative territory for a solid six-month advance by the end of April.

Moving forward, we believe mid-cap equities are attractively priced when compared to their large-cap counterparts. Continued U.S. economic growth, coupled with a global economic rebound, will develop renewed interest in mid-cap stocks in our view. This, in turn, could portend a widening in the equity market advance to include the Portfolio's neglected area of value stocks.

Portfolio Profile
April 30, 1999

Total net assets......................................... $2.9 million
Inception date ..................................... December 29, 1997
Asset composition (based on total net assets)
   Common stocks .............................................. 97.51%
   Cash equivalents and other net assets ....................... 2.49%
Number of holdings ................................................ 58

Top 10 holdings
   1.  Ingersoll-Rand
   2.  Viad
   3.  Borg-Warner Automotive
   4.  Furniture Brands International
   5.  Pentair
   6.  Weatherford International
   7.  Wendy's International
   8.  HON Industries
   9.  D.R. Horton
   10. Ross Stores

Industry Composition

Banking, Finance & Insurance 18.36%
Retail 7.12%
Industrial Machinery 7.08%
Energy 6.12%
Electronics & Electrical Equipment 5.87%
Buildings & Materials 5.57%
Cable, Media & Publishing 5.41%
Leisure, Lodging & Entertainment 4.75%
Utilities 4.58%
Food, Beverage & Tobacco 4.55%
Textiles, Apparel & Furniture 4.44%
Automobiles & Automotive Parts 4.22%
Computers & Technology 3.57%
Transportation & Shipping 3.28%
Healthcare & Pharmaceuticals 2.39%
Real Estate 1.96%
Consumer Products 1.79%
Chemicals 1.74%
Aerospace & Defense 1.72%
Miscellaneous 2.99%
Cash & Other Net Assets 2.49%

                              1999 Semiannual Report o Delaware Pooled Trust   9

Small-Cap Growth Equity:
Technologies Fuel Growth-Sector Rally

Total Return
Six months ending April 30, 1999
---------------------------------------------------------------------
Small-Cap Growth Equity                                        24.02%
Russell 2000 Growth Index                                      25.74%
---------------------------------------------------------------------

The Small-Cap Growth Equity Portfolio posted a double-digit return for the period, thanks mainly to its significant holdings in high-tech stocks. The Portfolio returned 24.02% for the six months ending April 30, trailing the Russell 2000 Growth Index by less than two percentage points.

Technology stocks, particularly Internet-related companies, were strong; this sector is one of the Portfolio's largest industry weightings.

We expect earnings growth of more than 20% in the small-cap growth sector for 1999, which may easily surpass the large-cap growth sector in our estimation. Small-cap stocks in general continue to hover near historic lows in relative valuation to larger-cap stocks, which we believe is a good environment for a rebound in small caps.

Portfolio Profile
April 30, 1999

Total net assets ........................................ $4.1 million
Inception date .................................... September 15, 1998
Asset composition (based on total net assets)
   Common stocks............................................... 79.88%
   Cash equivalents and other net assets....................... 20.12%
Number of holdings .................................................59

Top 10 holdings
   1.  Gemstar International Group Limited
   2.  Applied Micro Circuits
   3.  Bindview Development
   4.  Network Appliance
   5.  GeoTel Communications
   6.  Consolidated Graphics
   7.  Micrel
   8.  Mettler-Toledo International
   9.  Ambac Financial Group
   10. Linens 'n' Things

Industry Composition

Retail 11.23%
Computers & Technology 11.21%
Telecommunications 11.05%
Banking, Finance & Insurance 10.66%
Electronics & Electrical Equipment 9.09%
Cable, Media & Publishing 7.89%
Leisure, Lodging & Entertainment 6.11%
Consumer Products 4.60%
Healthcare & Pharmaceuticals 2.93%
Environmental Services 1.16%
Automobiles & Automotive Parts 0.46%
Transportation & Shipping 0.43%
Food, Beverage & Tobacco 0.20%
Miscellaneous 2.86%
Cash & Other Net Assets 20.12%

10 Delaware Pooled Trust o 1999 Semiannual Report

Small-Cap Value Equity:
New Fund Opens on Positive Note

Total Return
For the period March 29 to April 30, 1999
---------------------------------------------------------------------
Small-Cap Value Equity                                          8.35%
Russell 2000 Value Index                                        9.13%
---------------------------------------------------------------------

The newly created Small-Cap Value Equity Portfolio opened for trading at the right time. The Portfolio gained 8.35% in its first month of operation, taking advantage of a rebound in value stocks. (A one-month return should not, however, be considered representative of future longer-term returns in the Portfolio.) By comparison, the Russell 2000 Value Index returned 9.13% for the month of April. Value stocks overall began outperforming growth in April, as evidenced by the Russell 2000 Growth Index's 8.83% return.

Capital spending, consumer cyclicals, business services and REITs added positive performance to the Portfolio's benchmark, the Russell 2000 Value Index, while basic industries and utilities were negative contributors.

We believe The Small-Cap Value Equity Portfolio is positioned to do well as the global economic recovery takes hold and forecasts for earnings estimates remain steady. If interest rates continue to rise, the Portfolio's exposure to consumer cyclicals (one of the sectors that performed quite well in April) may be actively decreased. At this point, with the Portfolio only in existence for one month, only modest changes in sector weightings are likely.

Portfolio Profile
April 30, 1999

Total net assets ........................................ $2.2 million
Inception date ........................................ March 29, 1999
Asset composition (based on total net assets)
   Common stocks............................................... 94.69%
   Cash equivalents and other net assets ....................... 5.31%
Number of holdings................................................. 81

Top 10 holdings
   1.  Zale
   2.  Viad
   3.  BJ's Wholesaler Club
   4.  Borg-Warner Automotive
   5.  Scott's Class A
   6.  Universal Foods
   7.  Trigon Healthcare
   8.  Jacobs Engineering Group
   9.  People's Heritage Financial Group
   10. Synopsys

Industry Composition

Banking, Finance & Insurance 12.90%
Automobiles & Automotive Parts 10.07%
Real Estate 9.22%
Retail 7.49%
Energy 7.13%
Textiles, Apparel & Furniture 6.25%
Chemicals 5.36%
Buildings & Materials 5.09%
Industrial Machinery 4.53%
Transportation & Shipping 4.11%
Healthcare & Pharmaceuticals 3.77%
Computers & Technology 3.72%
Food, Beverage & Tobacco 3.56%
Leisure, Lodging & Entertainment 2.75%
Paper & Forest Products 2.48%
Metals & Mining 2.32%
Consumer Products 1.78%
Utilities 1.41%
Cable, Media & Publishing 1.18%
Electronics & Electrical Equipment 0.71%
Aerospace & Defense 0.64%
Cash & Other Net Assets 5.31%

                             1999 Semiannual Report o Delaware Pooled Trust   11

Real Estate Investment Trust II:
Portfolio Strategy Yields Solid Outperformance

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
Real Estate Investment Trust Portfolio II                       7.42%
NAREIT Equity REIT Index                                        2.60%
----------------------------------------------------------------------

The self-correction in the REIT market finally appears to be over. The Real Estate Investment Trust Portfolio II earned solid gains for the six-month period ending April 30. The Portfolio returned 7.42%--a solid performance that was nearly five percentage points better than its benchmark, the NAREIT Equity REIT Index.

At first, it appeared that the negative returns from last year would continue this year, as the REIT asset class continued to witness investor apathy and a flight to Internet stocks. During the first three months of this year, REITs were trading at the largest discount to real estate values since 1990. In April, the REIT sector finally had some positive news for a change. Insider buying at many REITs and a handful of buyout attempts to take certain REITs private because of their perceived value were noteworthy events. In addition, it was reported that Warren Buffett held significant stakes in Tanger Factory Outlet Centers and Town and Country Trust. Buffett was also rumored to be eyeing a number of other REITs.

Our strategy remains centered on income orientation--investing in companies that have longer leases, less percentage rents, are less economically cyclical, and have holdings in areas where land remains expensive and in limited supply. Although our managers have a slight overweight in community shopping centers, our focus is on grocery-anchored centers. We are avoiding certain REITs that appear vulnerable to the Internet. Office and industrial REITs are also overweighted, as the credit crunch of this past fall has all but assured that a repeat of the 1980s overbuilding boom will not occur, in our opinion.

Looking ahead, we believe that REITs are very cheap compared to stocks, bonds and underlying real estate values. We plan to continue applying our long-tested discipline of buying good quality REITs and believe that the market is poised for a possible high single-digit total return for 1999.

Portfolio Profile
April 30, 1999

Total net assets ........................................ $5.9 million
Inception date ...................................... November 4, 1997
Asset composition (based on total net assets)
   Common stocks............................................... 97.18%
   Cash equivalents and other net assets ....................... 2.82%
Number of holdings................................................. 30

Top 10 holdings
   1.  Starwood Hotels & Resorts Worldwide
   2.  Equity Office Properties Trust
   3.  AvalonBay Communities
   4.  TrizecHahn
   5.  Simon Property Group
   6.  SL Green Realty
   7.  Reckson Associates Realty
   8.  JDN Realty
   9.  Catellus Development
   10. Chateau Communities

Industry Composition

Office/Industrial REITs 37.83%
Multi-Family REITs 16.62%
Operating Companies/Other 12.62%
Retail Strip Center REITs 11.25%
Manufactured Housing REITs 7.28%
Mall REITs 5.86%
Self-Storage REITs 3.22%
Net Lease REITs 2.50%
Cash & Other Net Assets 2.82%

12 Delaware Pooled Trust o 1999 Semiannual Report

Intermediate Fixed Income:
Spread Product Regains Investor Appeal

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
Intermediate Fixed Income                                       1.43%
Lehman Brothers Government/Corporate
Intermediate Bond Index                                         0.51%
----------------------------------------------------------------------

The rally in U.S. Treasury bonds peaked in late 1998 when the yield on the 30-year U.S. Treasury fell to an historic low of 4.72%. From there, it was back to business as usual as investor sentiment shifted back in favor of spread product (non-Treasury bond sectors) in early 1999. As Treasury prices fell, the yield on the bellwether Treasury rose to 5.62% by April 30, its highest level since August 1998.

The Intermediate Fixed Income Portfolio returned 1.43% for the six months ended April 30. This was nearly triple the 0.51% return for the Lehman Brothers Government/ Corporate Intermediate Bond Index. The Portfolio's yield-based strategy, which typically leads us to emphasize corporate bonds and mortgage securities over U.S. Treasuries, served us well during this transitory period.

Rising Treasury rates afforded us the opportunity to sell some of our positions in corporate and mortgage securities for a rich premium. Although the longer-term fundamentals for corporate bonds appear very healthy, we believe some lingering risks associated with the Asian financial crisis could once again improve the bid for U.S. Treasuries. For this reason, we have temporarily shifted our emphasis to increasing the Portfolio's Treasury holdings.

We expect the U.S. economy to slow from its current brisk pace in the second half of our fiscal year. We also think there will be a recurrence of uncertainty overseas. In such an environment, we would anticipate a short-term move to somewhat lower Treasury rates, which we believe would provide an attractive buying opportunity for non-Treasury debt.

Portfolio Profile
April 30, 1999

Total net assets........................................ $19.7 million
Inception date......................................... March 12, 1996
Number of holdings ................................................ 60

Top 10 holdings
   1.  Federal National Mortgage Association,
       7.00%, 7/1/28
   2.  Government National Mortgage Association,
       6.50%, 12/15/23
   3.  Tommy Hilfiger, 6.85%, 6/1/08
   4.  U.S. Treasury Note, 4.50%, 1/31/01
   5.  Government National Mortgage Association,
       6.50%, 1/15/24
   6.  Metlife Capital Equipment Loan, 6.85%, 5/20/08
   7.  Federal Home Loan Mortgage Corporation, Series
       2091 PD, 6.00%, 4/15/21
   8.  Continental, 7.25%, 3/1/03
   9.  Residential Accredit Loans Series 98-QS9 A3,
       6.75%, 7/25/28
   10. FannieMae Whole Loan Series 98-W3 A2,
       6.50%, 7/25/28

Asset composition (based on total net assets)

Corporate Bonds 30.03%
CMOs 25.28%
Asset-Backed Securities 19.09%
Mortgage-Backed Securities 18.40%
U.S. Treasuries 5.26%
Net Cash and Other Assets 1.94%

                             1999 Semiannual Report o Delaware Pooled Trust   13

Aggregate Fixed Income:
Weak Results Amid Rising Rates

Total Return
Six months ending April 30, 1999
-----------------------------------------------------------------------
Aggregate Fixed Income                                         (0.04)%
Lehman Brothers Aggregate Bond Index                            0.69%
-----------------------------------------------------------------------

The Aggregate Fixed Income Portfolio posted a flat return of (0.04)% for the six months ended April 30, while the Lehman Brothers Aggregate Bond Index had only a modestly better return of 0.69%. Rising long-term interest rates during the first few months of 1999 resulted in weak performance for the Portfolio and its benchmark.

Just six months ago, U.S. Treasuries led fixed income performance as recession-ridden investors bailed out of riskier investments in stocks and non-government bonds for the safety and liquidity of U.S. government securities. As Treasury prices rose, the yield on the 30-Year U.S. Treasury fell below 5% for the first time in recent history.

Circumstances changed in 1999 as investor confidence improved and appetite for higher yields returned. This caused interest rates on long-term U.S. Treasuries to rise. While we invest in securities that cover the full maturity range of the fixed income market, the longer average maturity of the Portfolio did not work to our advantage as rates increased.

We believe the Portfolio did not underperform disproportionately since the shape of the yield curve remained relatively stable between two-, 10- and 30-year U.S. Treasury securities. In addition, The Aggregate Fixed Income Portfolio has recently offered a current yield nearly 50 basis points higher than shorter maturity portfolios. Over three- and five-year performance periods, a yield advantage of this magnitude could potentially boost our performance.

Portfolio Profile
April 30, 1999

Total net assets......................................... $6.4 million
Inception date ..................................... December 29, 1997
Number of holdings ................................................ 47

Top 10 holdings
   1.  U.S. Treasury Note, 4.75%, 11/15/08
   2.  U.S. Treasury Note, 5.50%, 2/15/08
   3.  Federal Home Loan Mortgage Corporation,
       7.00%, 4/1/29
   4.  Normura Asset Securities Series 93-1 A1,
       6.68%, 12/15/01
   5.  Federal National Mortgage Association,
       6.50%, 4/1/29
   6.  AT&T Capital, 6.75%, 2/4/02
   7.  Ford Motor Credit, 5.75%, 2/23/04
   8.  CIT Group Holdings, 5.625%, 10/15/03
   9.  General Electric Capital, 5.89%, 5/11/01
   10. Federal National Mortgage Association,
       6.00%, 4/1/13

Asset composition (based on total net assets)

U.S. Treasuries 35.75%
Corporate Bonds 29.95%
Mortgage-Backed Securities 15.69%
CMOs 9.53%
Asset-Backed Securities 8.68%
Net Cash and Other Assets 0.40%

14 Delaware Pooled Trust o 1999 Semiannual Report

High-Yield Bond:
Mixed Performance As Liquidity Returns

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
High-Yield Bond                                                 5.47%
Salomon Smith Barney High-Yield
Cash Pay Index                                                  7.48%
----------------------------------------------------------------------

The Federal Reserve's three interest rate cuts in autumn 1998 restored liquidity and improved trade in the high-yield bond market. For the six months ended April 30, high-yield bonds outperformed all higher-rated credit tiers of the bond market. The High-Yield Bond Portfolio turned in a strong six-month return of 5.47%. Still, our performance fell short of the Salomon Smith Barney High-Yield Cash Pay Index, which returned 7.48%.

We attribute the Portfolio's lower relative return to inferior performance in the fourth quarter of 1998 when our holdings in the energy and telecommunications sectors significantly underperformed the Index. Another obstacle for the Portfolio in the fourth quarter was its heavier concentration in B-rated issues at a time when BB-rated securities posted the best absolute returns.

The first quarter of 1999 yielded more favorable results for the High-Yield Bond Portfolio, as B-rated issues bounced back to outperform higher-rated bonds by virtue of their greater sensitivity to economic growth and lower sensitivity to rising interest rates.

Against a backdrop of moderate, non-inflationary economic growth, low interest rates, robust equity valuations and higher mergers/acquisitions activity, the high-yield market should, in our opinion, continue to deliver strong results. In particular, we think the opportunity for above-average market performance is greatest in the sectors that underperformed during the second half of 1998, especially in industrial cyclicals and telecommunication credits.

Portfolio Profile
April 30, 1999

Total net assets ....................................... $24.4 million
Inception date ...................................... December 2, 1996
Number of holdings ................................................ 54

Top 10 holdings
   1.  Integrated Electric Services, 9.375%, 2/1/09
   2.  Carmike Cinemas, 9.375%, 2/1/09
   3.  Safety Kleen Services, 9.25%, 6/1/08
   4.  Republic Group, 9.50%, 7/15/08
   5.  RBF Finance, 11.375%, 3/15/09
   6.  CEX Holdings, 9.625%, 6/1/08
   7.  National Wine & Spirit, 10.125%, 1/15/09
   8.  Philipp Brothers Chemicals, 9.875%, 6/1/08
   9.  Schuff Steel, 10.50%, 6/1/08
   10. Armco, 8.875%, 12/1/08

Asset composition (based on total net assets)
Leisure, Lodging & Entertainment 12.84%
Buildings & Materials 11.67%
Telecommunications 8.43%
Food, Beverage & Tobacco 6.34%
Environmental Services 5.56%
Chemicals 4.89%
Metals & Mining 4.33%
Cable, Media & Publishing 4.04%
Industrial Machinery 3.94%
Healthcare & Pharmaceuticals 2.88%
Paper & Forest Products 2.41%
Banking, Finance & Insurance 2.38%
Consumer Products 2.01%
Transportation & Shipping 1.66%
Energy 1.47%
Retail 1.08%
Textiles, Apparel & Furniture 0.62%
Miscellaneous 4.06%
Preferred Stock/Warrants 1.97%
Net Cash & Other Assets 17.42%

1999 Semiannual Report o Delaware Pooled Trust   15

Diversified Core Fixed Income:
High-Yield Bonds Lead Advances

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
Diversified Core Fixed Income                                   4.86%
Lehman Brothers Aggregate Bond Index                            0.69%
----------------------------------------------------------------------

The Diversified Core Fixed Income Portfolio made a solid start into its second year of operations, returning 4.86% for the six months ending April 30. By comparison, the Lehman Brothers Aggregate Bond Index eked out a modest 0.69% return. The Portfolio's performance was enhanced primarily by its maximum exposure to U.S. high-yield bonds, currently 30% of total assets.

The U.S. investment-grade corporate bond component--comprising half of the Portfolio--also contributed positively to performance, specifically in the early months of 1999. Our heavy exposure in this market segment lagged during the last quarter of 1998 as a result of rising interest rates across all maturities. International bonds--roughly 20% of the Portfolio--rebounded late last year but lost ground early in 1999 due to a rise in the value of the U.S. dollar.

World financial markets have stabilized considerably since the U.S. Federal Reserve Board and the central banks of more than a dozen countries lowered short-term interest rates in 1998. This recovery has created new concerns for investors about the potential for the U.S. economy to overheat, thus requiring Fed tightening.

For certain, we feel these positive developments are helping to sustain a reversal of the flight-to-quality movement that befell fixed-income markets last August. Although U.S. corporate and international bonds have triumphed over U.S. government securities during the past six months, we believe they still offer historically attractive levels of value. In our opinion, the Diversified Core Fixed Income Portfolio is positioned to benefit from the higher expected returns likely to be earned in these sectors in the near term.

Portfolio Profile
April 30, 1999

Total net assets ........................................ $3.4 million
Inception date ..................................... December 29, 1997
Number of holdings................................................. 52

Top 10 holdings
   1.  Government National Mortgage Association,
       6.50%, 1/15/28
   2.  U.S. Treasury Note, 4.75%, 11/15/08
   3.  Schuff Steel, 10.50%, 6/1/08
   4.  Federal National Mortgage Association,
       6.00%, 5/15/08
   5.  U.S. Treasury Note, 4.625%, 11/30/00
   6.  Classic Cable, 9.875%, 8/1/08
   7.  American Commercial Lines, 10.25%, 6/30/08
   8.  Republic Group, 9.50%, 7/15/08
   9.  Anthony Crane, 10.375%, 8/1/08
   10. Henry, 10.00%, 4/15/08

Asset composition (based on investments)

Corporate Bonds 35.82%
Foreign Bonds 18.58%
Mortgage-Backed Securities 17.77%
U.S. Treasuries 14.52%
CMOs 5.15%
Asset-Backed Securities 4.45%
Net Cash and Other Assets 3.71%

16 Delaware Pooled Trust o 1999 Semiannual Report

Global Equity:
Japan Soars As World Markets Recover

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
Global Equity                                                  12.81%
Morgan Stanley Capital International
World Stock Index (net)                                        19.57%
----------------------------------------------------------------------

Last summer, it would have been difficult to imagine that Japan could deliver the strongest performance of the world's equity markets any time soon. But that's exactly what happened in the first quarter of 1999, as Japan recouped 1998's losses to post a 12.18% return in U.S. dollar terms. By comparison, markets in the U.S. and Europe rose 5.53% and 4.31% in local terms, respectively.

Japan's strength was a primary source of underperformance for The Global Equity Portfolio, which returned 12.81% for the six months ended April 30 compared to the 19.57% return of the Morgan Stanley Capital International World Stock Index
(net). For some time, we have underweighted the Portfolio in Japanese equities because we believe the market is overvalued. Though we have identified selected stocks that do offer good value, Japan continues to account for less than 4% of portfolio assets as of April 30.

Among the dozen or so countries represented in the Portfolio, the U.S. and the U.K. were the Fund's largest country allocations (34.6% and 21.2%, respectively) at the end of April. We slightly reduced our U.S. holdings during the period as our research showed that the U.S. equity market is currently 10-15% overvalued relative to the U.S. bond market and therefore, offers one of the lowest expected returns versus the world's other equity markets.

Consistent with our valuation-based strategy, we believe the best stock values are currently in the U.K., Australia and New Zealand. For this reason, the portfolio is overweighted in these markets relative to the MSCI World Stock Index. We are, however, defensively hedging some sterling exposure since we believe it is currently overvalued against the U.S. dollar.

Portfolio Profile
April 30, 1999

Total net assets ........................................ $3.5 million
Inception date....................................... October 15, 1997
Asset composition (based on total net assets)
   Common stocks............................................... 97.60%
   Rights & warrants ........................................... 0.04%
   Cash equivalents and other assets............................ 2.36%
Number of holdings ................................................ 61

Top 10 holdings
   1.  GKN
   2.  Cable & Wireless
   3.  Glaxo Wellcome
   4.  Siemens
   5.  Telecom Corporation of New Zealand
   6.  Aon
   7.  Boots
   8.  Bayerische Hypo-Und Vereinsbank
   9.  USX-Marathon Group
   10. Elf Aquitaine

Geographic Composition

United States 34.62%
United Kingdom 21.16%
Germany 8.50%
Australia 7.13%
France 5.48%
Netherlands 5.15%
Japan 3.77%
New Zealand 3.19%
Spain 2.57%
Hong Kong 2.04%
Belgium 1.94%
Singapore 1.07%
Malaysia 0.98%
Rights & warrants 0.04%
Net Cash & Other Assets 2.36%

                             1999 Semiannual Report o Delaware Pooled Trust   17

International Equity:
Global Interest Rate Cuts Restore Outlook

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
International Equity                                           15.53%
Morgan Stanley Capital International
EAFE Stock Index (net)                                         15.28%
----------------------------------------------------------------------

The International Equity Portfolio posted a hearty 15.53% return for the six months ended April 30, marginally outpacing the Morgan Stanley Capital International EAFE Stock Index's 15.28% return. After last summer's economic and financial weakness in Russia, Latin America and along the Pacific Rim, international markets rebounded strongly, spurred by a concerted round of global interest rate cuts.

The Pacific markets showed marked improvement, as financial backing by the International Monetary Fund, lower interest rates worldwide and corporate restructuring in Asia contributed to a more positive investing environment. In the first quarter of 1999, Japan gained more than 12% as investor confidence returned. While Japan's progress appears promising, we continue to believe its market as a whole is expensive; only selected stocks offer good relative value, in our opinion. Japanese holdings currently comprise only 11.3% of portfolio assets (the MSCI-EAFE Index's weighting in Japan is double that).

Currency weakness offset performance in European markets. After a promising launch in January, the euro fell sharply against the U.S. dollar in the months thereafter. We believe this has been caused by worries over slowing growth of some core European economies and the resulting probability of the European Central Bank cutting interest rates.

The Australasian markets have performed quite strongly recently as Australia's economic growth continued to surprise and New Zealand's recession ended. Australian stocks represent 12.1% of the Portfolio. In the rest of the Far East, there are signs that the economies are starting to recover, aided by lower interest rates and improved trade performance.

Against this backdrop, we intend to continue underweighting Japanese stocks and lowering positions overall in Continental Europe, while emphasizing selected European markets we believe offer long-term potential.

Portfolio Profile
April 30, 1999

Total net assets....................................... $746.8 million
Inception date....................................... February 4, 1992
Asset composition (based on total net assets)
   Common stocks .............................................. 96.75%
   Rights & warrants ........................................... 0.06%
   Cash equivalents and other assets ........................... 3.19%
Number of holdings ................................................ 51


Top 10 holdings
   1.  Cable & Wireless
   2.  Rio Tinto
   3.  Bass
   4.  British Airways
   5.  Blue Circle Industries
   6.  National Australia Bank
   7.  Royal Dutch Petroleum
   8.  GKN
   9.  Bayer
   10. Boots

Geographic Composition

United Kingdom 30.25%
Australia 12.13%
Japan 11.26%
Germany 10.77%
France 8.86%
Netherlands 6.80%
Spain 6.53%
Hong Kong 3.88%
New Zealand 3.61%
Belgium 1.53%
Malaysia 0.63%
Singapore 0.50%
Rights & warrants 0.06%
Net cash & other assets 3.19%

18   Delaware Pooled Trust o 1999 Semiannual Report

Labor Select International Equity:
Japan's Restructuring Bears Watching

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
Labor Select International Equity                              13.64%
Morgan Stanley Capital International
EAFE Stock Index (net)                                         15.28%
----------------------------------------------------------------------

For the six months ended April 30, the Labor Select International Equity Portfolio returned 13.64%, lagging the 15.28% return of the Morgan Stanley Capital International EAFE Stock Index. World markets experienced a significant recovery during the period, as more than a dozen countries followed the U.S. Federal Reserve Board's actions last fall by reducing interest rates to ward off recession.

Amid this environment, the Labor Select International Equity Portfolio's defensive value-oriented investment style did not keep pace with the Index. Consistent with our style, we continue to position the Portfolio with a bias toward attractively valued markets in the U.K. and Australasia, and less exposure in overpriced markets such as Japan. The Portfolio is currently invested in nine countries, including a 27% position in the U.K., 13% in Japan (underweighted versus the MSCI EAFE Index) and 12% in Australia.

Since the failure of Japan's banking system in 1997, Japan has demonstrated its commitment to restructuring. Japan's parliament agreed to infuse money into the banking system in exchange for banks agreeing to restructure by cutting costs and improving lending standards. While structural change is very necessary in Japan, the time it will take to complete this enormous task should not be underestimated. We believe that overall corporate profits will remain inadequate until more genuine restructuring gets underway.

In Europe, the long awaited rationalization of companies appears to be gathering pace with announcements of mergers in both the French and Italian banking sectors as well as in the Italian telecom sector. This marks an important step forward for Continental Europe to enhance its competitiveness. We continue to invest selectively in this region as we believe valuations are, in general, becoming stretched.

Portfolio Profile
April 30, 1999

Total net assets....................................... $118.8 million
Inception date ..................................... December 19, 1995
Asset composition (based on total net assets)
   Common stocks............................................... 91.99%
   Cash equivalents and other assets............................ 8.01%
Number of holdings ................................................ 44


Top 10 holdings
   1.  GKN
   2.  National Australia Bank
   3.  Eisai Limited
   4.  Rio Tinto
   5.  Elf Aquitaine
   6.  Societe Generale
   7.  Royal Dutch Petroleum
   8.  Telecom Corporation of New Zealand
   9.  Matsushita Electric Industrial
   10. Banco Santander Central Hispanoamericano

Geographic Composition

United Kingdom 27.26%
Japan 13.02%
Australia 12.21%
Germany 10.13%
France 9.52%
Netherlands 8.47%
Spain 5.52%
New Zealand 4.25%
Belgium 1.61%
Net cash & other assets 8.01%

                             1999 Semiannual Report o Delaware Pooled Trust   19

Emerging Markets:
Economic Recovery Suspends Capital Outflows

Total Return
Six months ending April 30, 1999
----------------------------------------------------------------------
Emerging Markets                                               19.04%
Morgan Stanley Capital International
Emerging Markets Free Equity Index                             34.87%
----------------------------------------------------------------------

Emerging markets reported strong gains during the first half of our fiscal year as the financial turmoil that shook foreign equity markets for much of 1998 subsided. Almost all emerging markets had positive performance during this period, but the strongest showings were from some of last year's worst performing stock markets. Indonesia, Korea, Russia, and Malaysia led performance through April 30 with rises of around 100%, albeit from low bases.

For the six-month period, the Emerging Markets Portfolio returned 19.04%, a little more than half the 34.87% return of the Morgan Stanley Capital International Emerging Markets Free Equity Index. The Portfolio, which employs a value-oriented investment strategy, underperformed due to the fact that investors seemed to concentrate on growth rather than value stocks and markets.

Russia's 107% rise, most of which occurred in the later part of the period, was helped by further progress in debt restructuring and rising oil prices. Though Russia's gains over the past six months have been immense, the market is still 68% below its level of one year ago.

Brazil performed poorly until it was forced to float (and effectively devalue) its currency in January. The subsequent sharp rebound still left the market a laggard overall in the period under review, with a net return of only about 11%. Inflation has so far been held in check by the weak economy and high interest rates. We believe the regional fallout has been modest, mainly affecting neighboring Argentina whose relative competitiveness has therefore suffered.

Adjustments to the Portfolio during the period included adding holdings in Brazil, China, South Africa and Thailand where we think there are value stocks with particularly good opportunities for positive reappraisal. We also made a few sales, including our entire positions in the Czech Republic and Greece after good relative performance.

Portfolio Profile
April 30, 1999

Total net assets ....................................... $40.5 million
Inception date......................................... April 14, 1997
Asset composition (based on total net assets)
   Common stocks .............................................. 93.94%
   Rights & warrants ........................................... 0.08%
   Cash equivalents and other assets ........................... 5.98%
Number of holdings ................................................ 77

Top 10 holdings
   1.  Anglo American Corporation of South Africa Limited
   2.  Sasol Limited
   3.  Iscor Limited
   4.  Aracruz Celulose ADR
   5.  Petronas Dagangan Berhad
   6.  Gerdau Metalurgica
   7.  India Fund
   8.  Uniao de Bancos Brasileiros
   9.  Sappi Limited
   10. Bangkok Bank

Geographic Composition

Brazil 19.97%
South Africa 14.43%
Malaysia 8.43%
China 6.13%
Mexico 6.11%
Argentina 4.34%
Turkey 3.96%
Thailand 3.74%
Chile 3.62%
India 2.78%
United States 2.44%
South Korea 2.40%
Peru 2.30%
Israel 2.22%
Estonia 2.03%
Russia 1.91%
Hungary 1.62%
Miscellaneous 5.51%
Rights & warrants 0.08%
Net cash & other assets 5.98%

20   Delaware Pooled Trust o 1999 Semiannual Report

Global Fixed Income:
World Bonds Deliver Flat Results

Total Return
Six months ending April 30, 1999
-----------------------------------------------------------------------
Global Fixed Income                                             1.89%
Salomon Smith Barney World
Government Bond Index                                          (3.35)%
-----------------------------------------------------------------------

World bonds delivered a flat performance during the first fiscal half. In general, markets seemed to lack a clear sense of direction partially as a result of a greater awareness of risk in the wake of last year's financial crises in Asia, Russia and South America, and more recently, as a result of growing concerns about inflation.

The Global Fixed Income Portfolio returned 1.89% in U.S. dollar terms for the six-month period. That was well ahead of the Salomon Smith Barney World Government Bond Index, which fell 3.35% in the period.

During the past six months, performance in world bond markets was broadly based in U.S. dollar terms. Australia, New Zealand, and Canada led the pack with returns of 6.6%, 8.2%, and 8.5%, respectively, while bond markets in France, the Netherlands, Italy, Spain, Portugal, Ireland, Finland and Austria each fell 6% or more in U.S. dollar terms. Save Japan and the U.S., most major bond markets posted positive local returns.

Early in 1999, dollar-based investors lost an average of 5% in world bond funds, due mostly to slowing economic growth and currency weakness in Europe. The continent's new unified currency, the euro, lost 8% of its value against the dollar in the three months following its January 1999 launch. The U.S. bond market, which fell 1.5% in the first quarter, also contributed to early year losses.

While we feel the U.S. economy remains on track, we believe the level of savings is too low. This is reflected in the growing balance of payment deficit which, in itself, indicates to us that the recent rise in the dollar will probably not continue. In contrast, growth in Europe is showing signs of a slowdown. These imbalances may be hints of possible trouble ahead.

Our investment policy supports continuing to overweight better value markets, such as New Zealand, Canada, and Australia, and underweight what we believe are the poorer value markets of Japan and the U.S.

Portfolio Profile
April 30, 1999

Total net assets ...................................... $650.0 million
Inception date...................................... November 30, 1992
Asset composition (based on total net assets)
   Bonds .......................................................96.12%
   Cash equivalents and other assets.............................3.88%
Number of holdings ................................................ 47


Top 10 holdings
   1.  Swedish Government, 9.00%, 4/20/09
   2.  Ontario Province, 8.00%, 3/11/03
   3.  British Columbia, 7.75%, 6/16/03
   4.  Swedish Government, 6.00%, 2/09/05
   5.  Government of Canada, 4.75%, 9/15/99
   6.  Bundesrepublic Deutschland, 6.00%, 1/4/07
   7.  Netherlands Government, 8.25%, 9/15/07
   8.  Government of Canada, 10.25%, 3/15/14
   9.  Queensland Treasury, 8.00%, 7/14/99
   10. Government of New Zealand, 7.00%, 7/15/09

Geographic Composition

Canada 23.46%
Sweden 13.54%
Australia 13.04%
New Zealand 12.70%
Germany 10.11%
Japan 9.85%
United States 7.95%
Netherlands 5.47%
Net cash & other assets 3.88%


                             1999 Semiannual Report o Delaware Pooled Trust   21

International Fixed Income:
Inflation Fears Take Hold


Total Return
Six months ending April 30, 1999
-----------------------------------------------------------------------
International Fixed Income                                      1.40%
Salomon Smith Barney Non-U.S.
World Government Bond Index                                    (4.30)%
-----------------------------------------------------------------------

The International Fixed Income Portfolio returned 1.40% for the six months ended April 30 as lopsided performance in world bond markets made for lackluster returns. Still, the Portfolio remained far ahead of the Salomon Smith Barney Non-U.S. World Government Bond Index, which fell 4.30% during the period.

As many investors took the view that the world financial crisis was unlikely to get any worse, many of last year's most ill-fated economies--particularly those of Asia--have emerged healthier. However, now we are seeing a growing concern about inflation which, until recently, was only a flickering point of interest.

We believe such inflation fears are partially responsible for the struggle that world bond markets have recently faced to hold their own. This comes as an unwelcome development in the wake of last year's crises in Asia, Russia and South America, which caused many sectors of the world's bond markets to cave under the pressure of increased sensitivity to country and credit risk.

We continue to witness an uneven pattern in the performance of world bonds. In Europe, where core markets have been falling, slowing economic growth is a significant source of concern. This, in addition to a poor start for the euro--the continent's new unified currency--has contributed to rather wobbly performance.

Returns from Australia, New Zealand and Canada showed significant improvement during our reporting period. Canada and New Zealand each posted U.S. dollar returns of more than 8% for the period, and Australia's return bested 6 1/2% as their currencies recovered in response to rising commodity prices.

We expect to maintain the Portfolio's overweighted positions in better value markets, such as New Zealand, Canada, and Australia, and underweight what we believe are the poorer value markets of Japan and the U.S.


Portfolio Profile
April 30, 1999

Total net assets .................................. $102.4 million
Inception date..................................... April 11, 1997
Asset composition (based on total net assets)
   Bonds .................................................. 95.89%
   Cash equivalents and other assets ....................... 4.11%
Number of holdings ............................................ 44

Top 10 holdings
   1.  Bundesrepublic Deutschland, 8.00%, 7/22/02
   2.  Government of Canada, 5.25%, 9/01/03
   3.  Queensland Treasury Global, 8.00%, 5/14/03
   4.  Kingdom of Spain, 3.10%, 9/20/06
   5.  New South Wales Treasury, 7.00%, 2/1/00
   6.  International Bank of Reconstruction & Development, 4.75%, 12/20/04
   7.  Bayerische Vereinsbank, 6.50%, 6/6/05
   8.  Government of New Zealand, 7.00%, 7/15/09
   9.  Swedish Government, 9.00%, 4/20/09
   10. Swedish Government, 13.00%, 6/15/01

Geographic Composition

Germany 19.22%
Canada 15.89%
Japan 14.51%
Sweden 14.05%
New Zealand 12.32%
Australia 10.94%
United States 7.15%
Netherlands 1.81%
Net cash & other assets 4.11%

22 Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.: The Large-Cap Value Equity Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                         Number       Market
                                                       of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK: 98.90%
Aerospace and Defense: 2.20%
Lockheed Martin                                         82,700   $  3,561,269
                                                                 ------------
                                                                    3,561,269
                                                                 ------------

Automobiles and Automotive Parts: 5.23%
Ford Motor                                              55,800      3,567,713
General Motors                                          41,400      3,682,013
Tenneco                                                 45,100      1,217,700
                                                                 ------------
                                                                    8,467,426
                                                                 ------------

Banking, Finance, and Insurance: 20.85%
American General                                        54,800      4,055,200
Aon                                                     35,850      2,455,725
Bank of America                                         65,761      4,734,792
Bank One                                                54,230      3,199,570
Chase Manhattan                                         35,100      2,904,525
Chubb                                                    4,300        254,775
Federal National Mortgage                               47,300      3,355,344
Mellon Bank                                             43,800      3,254,888
Summit Bancorp                                          49,950      2,116,631
U.S. Bancorp                                           112,100      4,154,705
Wells Fargo                                             75,200      3,247,700
                                                                 ------------
                                                                   33,733,855
                                                                 ------------

Cable, Media, and Publishing: 2.93%
McGraw-Hill                                             85,800      4,740,450
                                                                 ------------
                                                                    4,740,450
                                                                 ------------

Chemicals: 3.63%
duPont(E.I.)deNemours                                   52,478      3,706,259
Imperial Chemical ADR                                   50,400      2,170,350
                                                                 ------------
                                                                    5,876,609
                                                                 ------------

Computers and Technology: 5.17%
Pitney Bowes                                            59,400      4,154,288
Xerox                                                   71,700      4,212,375
                                                                 ------------
                                                                    8,366,663
                                                                 ------------
Consumer Products: 3.97%
Avon Products                                           38,900      2,112,756
Kimberly-Clark                                          70,300      4,310,269
                                                                 ------------
                                                                    6,423,025
                                                                 ------------

                                                         Number       Market
                                                       of Shares      Value
--------------------------------------------------------------------------------

Electronics and Electrical Equipment: 3.28%
Emerson Electric                                        41,200   $  2,657,400
Thomas & Betts                                          63,000      2,646,000
                                                                 ------------
                                                                    5,303,400
                                                                 ------------

Energy: 15.63%
BP Amoco ADR                                            22,429      2,538,682
Chevron                                                 32,900      3,281,775
Enron                                                   56,900      4,281,725
Mobil                                                   31,900      3,341,525
Royal Dutch Petroleum                                   66,900      3,926,193
Sonat                                                   82,300      2,942,225
Unocal                                                  51,400      2,136,313
Williams                                                60,200      2,844,450
                                                                 ------------
                                                                   25,292,888
                                                                 ------------

Food, Beverage, and Tobacco: 5.57%
Bestfoods                                               72,000      3,613,500
Heinz (H.J.)                                            63,750      2,976,328
Philip Morris                                           69,200      2,426,325
                                                                 ------------
                                                                    9,016,153
                                                                 ------------

Healthcare and Pharmaceuticals: 6.83%
American Home Products                                  17,748      1,082,628
AstraZeneca ADR                                         59,500      2,335,375
Baxter International                                    43,300      2,727,900
Glaxo Wellcome ADR                                      45,300      2,638,725
Pharmacia & Upjohn                                      40,500      2,268,000
                                                                 ------------
                                                                   11,052,628
                                                                 ------------

Industrial Machinery: 1.72%
Deere & Co.                                             64,800      2,786,400
                                                                 ------------
                                                                    2,786,400
                                                                 ------------

Metals and Mining: 2.90%
Alcoa                                                   75,400      4,693,650
                                                                 ------------
                                                                    4,693,650
                                                                 ------------

Paper and Forest Products: 4.32%
Union Camp                                              42,200      3,349,625
Weyerhaeuser                                            54,200      3,638,175
                                                                 ------------
                                                                    6,987,800
                                                                 ------------
Retail: 2.14%
May Department Stores                                   86,950      3,461,697
                                                                 ------------
                                                                    3,461,697
                                                                 ------------

                             1999 Semiannual Report o Delaware Pooled Trust   23

                                                        Number       Market
                                                       of Shares      Value
--------------------------------------------------------------------------------
Telecommunications: 10.81%
A T & T                                                100,050   $  5,052,525
Ameritech                                               72,500      4,961,718
Cable & Wireless ADR                                    54,700      2,297,400
GTE                                                     77,400      5,180,963
                                                                 ------------
                                                                   17,492,606
                                                                 ------------

Transportation and Shipping: 1.72%
British Airways ADR                                     35,100      2,781,675
                                                                 ------------
                                                                    2,781,675
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCK
(cost $133,671,542)                                               160,038,194
=============================================================================


                                                    Principal
                                                     Amount
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 3.52%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $1,549,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $1,588,549 and
   $350,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $361,667)                                  $1,911,000      1,911,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $861,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $876,114 and
   $534,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $551,280 and
   $406,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $504,891)                                   1,893,000      1,893,000

                                                    Principal        Market
                                                     Amount           Value
----------------------------------------------------------------------------
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $485,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $496,051 and
   $723,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $712,440 and
   $706,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $724,479)                                  $1,894,000     $1,894,000
-----------------------------------------------------------------------------
Total Repurchase Agreements
(cost $5,698,000)                                                   5,698,000
=============================================================================

-----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 102.42%
(COST $139,369,542)                                              $165,736,194
=============================================================================

-----------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS: (2.42%)                                       (3,910,801)
=============================================================================

-----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   9,068,176 SHARES ($0.01 PAR VALUE)
   OUSTANDING; EQUIVALENT TO
   $17.85 PER SHARE: 100.00%                                     $161,825,393
=============================================================================

-----------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
  AT APRIL 30, 1999:
-----------------------------------------------------------------------------
Common Stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                            $134,168,838
Undistributed net investment income                                   507,715
Accumulated net realized gain on
   investments                                                        782,188
Net unrealized appreciation of
   investments                                                     26,366,652
-----------------------------------------------------------------------------
Total Net Assets                                                 $161,825,393
=============================================================================

ADR = American Depository Receipt

See accompanying notes


24   Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.: The Core Equity Portfolio (formerly the Growth and Income Portfolio)
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                         Number       Market
                                                       of Shares      Value
--------------------------------------------------------------------------------
COMMON STOCK: 98.03%
 Automobiles and Automotive Parts: 4.93%
 Danaher                                                    900    $    59,794
 Federal Signal                                           2,200         54,450
                                                                   -----------
                                                                       114,244
                                                                   -----------

 Banking, Finance, and Insurance: 16.03%
 AFLAC                                                      900         48,825
 American International Group                               400         46,975
 Banc One                                                   600         35,400
 Chubb                                                      100          5,925
 Equifax                                                  1,800         64,688
 Federal Home Loan                                        1,000         62,750
 Nationwide Financial Services
   Class A                                                  800         37,100
 Protective Life                                            700         27,431
 UnionBanCal                                                600         20,588
 Unum                                                       400         21,850
                                                                   -----------
                                                                       371,532
                                                                   -----------

 Buildings and Materials: 4.91%
 Masco                                                    3,000         88,125
 Premark International                                      700         25,769
                                                                   -----------
                                                                       113,894
                                                                   -----------

 Cable, Media and Publishing: 0.50%
 Wallace Computer Services                                  500         11,531
                                                                   -----------
                                                                        11,531
                                                                   -----------
 Chemicals: 2.24%
 Crompton & Knowles                                       1,200         24,300
 Valspar                                                    800         27,700
                                                                   -----------
                                                                        52,000
                                                                   -----------

 Computers and Technology: 6.85%
 Computer Associates
   International                                          1,000         42,687
 Hewlett-Packard                                            800         63,100
 International Business Machines                            100         20,919
*SunGard Data Systems                                     1,000         31,938
                                                                   -----------
                                                                       158,644
                                                                   -----------
 Consumer Products: 3.23%
 Dial                                                     2,200         74,800
                                                                   -----------
                                                                        74,800
                                                                   -----------

                                                         Number       Market
                                                       of Shares      Value
--------------------------------------------------------------------------------
Electronics and Electrical Equipment: 7.01%
Honeywell                                                   300     $   28,425
Intel                                                       600         36,694
Symbol Technologies                                       1,400         66,850
Teleflex                                                    700         30,494
                                                                   -----------
                                                                       162,463
                                                                   -----------

Energy: 4.89%
BP Amoco ADR                                                296         33,503
Schlumberger Limited                                        400         25,550
Total ADR                                                   800         54,400
                                                                   -----------
                                                                       113,453
                                                                   -----------

Environmental Services: 3.98%
Ecolab                                                    2,200         92,263
                                                                   -----------
                                                                        92,263
                                                                   -----------
Food, Beverage and Tobacco: 2.66%
Suiza Foods                                                 800         30,050
Universal Foods                                           1,500         31,500
                                                                   -----------
                                                                        61,550
                                                                   -----------
Healthcare and Pharmaceuticals: 12.78%
American Home Products                                    1,600         97,600
AstraZeneca Group ADR                                       500         19,625
Biomet                                                      800         32,800
Johnson & Johnson                                           500         48,750
Mylan Laboratories                                        3,400         77,137
Watson Pharmaceuticals                                      500         20,250
                                                                   -----------
                                                                       296,162
                                                                   -----------
Industrial Machinery: 1.22%
Pentair                                                     600         28,200
                                                                   -----------
                                                                        28,200
                                                                   -----------
Real Estate: 2.29%
CarrAmerica Realty                                          300          7,425
Developers Diversified Realty                             1,100         17,394
Nationwide Health Properties                                400          8,125
Storage USA                                                 300          9,637
Sun Communities                                             300         10,500
                                                                   -----------
                                                                        53,081
                                                                   -----------
Retail: 4.63%
Food Lion Class A                                         2,200         22,619
Intimate Brands                                             900         45,000
Rite Aid                                                  1,700         39,631
                                                                   -----------
                                                                       107,250
                                                                   -----------


                             1999 Semiannual Report o Delaware Pooled Trust   25

                                                         Number       Market
                                                       of Shares      Value
--------------------------------------------------------------------------------
Telecommunications: 6.58%
ALLTEL                                                      500    $    33,719
GTE                                                         400         26,775
Nortel Networks                                             200         13,637
SBC Communications                                        1,400         78,400
                                                                   -----------
                                                                       152,531
                                                                   -----------
Textiles, Apparel and Furniture: 4.57%
Hillenbrand Industries                                      500         23,469
HON Industries                                            1,300         35,100
Newell                                                    1,000         47,437
                                                                   -----------
                                                                       106,006
                                                                   -----------
Utilities: 0.76%
CMS Energy                                                  400         17,600
                                                                   -----------
                                                                        17,600
                                                                   -----------
Miscellaneous: 7.97%
Stewart Enterprises                                       4,000         79,000
Tyco International                                        1,300        105,625
                                                                   -----------
                                                                       184,625
                                                                   -----------
------------------------------------------------------------------------------
Total Common Stock
(cost $1,981,259)                                                    2,271,829
==============================================================================

Convertible Preferred Stock: 1.65%
Freeport-McMoRan Copper & Gold                              500          8,812
Sealed Air                                                  500         29,375
------------------------------------------------------------------------------
Total Convertible Preferred Stock
(cost $28,078)                                                          38,187
==============================================================================

                                                          Principal
                                                           Amount
------------------------------------------------------------------------------
Repurchase Agreements: 0.60%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $4,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $3,903 and
   $1,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $890)                                            $4,696         4,696
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $2,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $2,153 and

                                                        Principal       Market
                                                         Amount         Value
------------------------------------------------------------------------------
   $1,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $1,354 and
   $1,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $1,241)                                         $4,652     $   4,652
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $1,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $1,219 and
   $2,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $1,750 and
   $2,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $1,780)                                          4,652          4,652
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $14,000)                                                          14,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES
(COST $2,023,337): 100.28%                                          $2,324,016
================================================================================

--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS: (0.28%)                                            (6,528)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   235,910 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $9.82 PER SHARE: 100.00%                                         $2,317,488
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
  AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common Stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000 shares
   allocated to this Portfolio                                      $2,005,891
Undistributed net investment income                                      4,905
Accumulated net realized gain on
   investments                                                           6,013
Net unrealized appreciation of
   investments                                                         300,679
--------------------------------------------------------------------------------
Total net assets                                                    $2,317,488
================================================================================

ADR = American Depository Receipt

* Non-income producing security.

See accompanying notes

26   Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.: The Mid-Cap Growth Equity Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                        Number         Market
                                                       of shares       Value
--------------------------------------------------------------------------------
 COMMON STOCK: 90.54%
 Banking, Finance and Insurance: 16.74%
 Ambac Financial Group                                   2,900     $   175,088
 Capital One Financial                                     900         156,319
 CIT Group                                               6,500         211,250
 Countrywide Credit Industries                           3,100         140,469
 Mellon Bank                                               900          66,881
 Paine Webber Group                                      4,900         229,994
 Toronto Dominion Bank                                   2,800         149,625
                                                                   -----------
                                                                     1,129,626
                                                                   -----------
 Cable, Media and Publishing: 11.35%
*Adelphia Communications Class A                           200          13,638
*CBS                                                     4,600         209,588
*Chancellor Media Class A                                2,000         109,688
*Clear Channel Communications                            3,100         215,450
*Lamar Advertising                                       2,000          67,500
*Jacor Communications                                    1,400         112,263
*Snyder Communications                                   1,300          38,188
                                                                   -----------
                                                                       766,315
                                                                   -----------

 Computers and Technology: 12.46%
*Abovenet                                                  100           8,562
*Acxiom                                                  4,100         103,269
*Beyond.com                                              2,400          70,725
*Citrix Systems                                          3,300         140,353
*Gateway 2000                                              900          59,569
*Ivillage                                                  500          39,625
*Legato Systems                                          3,200         129,700
*New Era of Networks                                     1,400          52,631
*SunGard Data Systems                                    2,300          73,456
*Teradyne                                                2,100          99,094
*Veritas Software                                          900          64,125
                                                                   -----------
                                                                       841,109
                                                                   -----------
 Consumer Products: 4.68%
*Gemstar International Group
  Limited                                                3,000         315,656
                                                                   -----------
                                                                       315,656
                                                                   -----------
 Electronics and Electrical Equipment: 7.56%
*Altera                                                  1,300          94,088
*PMC-Sierra                                              3,000         287,813
*Xilinx                                                  2,800         128,100
                                                                   -----------
                                                                       510,001
                                                                   -----------

                                                        Number         Market
                                                       of shares       Value
--------------------------------------------------------------------------------
 Healthcare & Pharmaceuticals: 1.24%
*AmeriSource Health Class A                              1,200      $   33,225
*Genetech                                                  400          33,850
*Health Management Associates
  Class A                                                1,052          16,438
                                                                   -----------
                                                                        83,513
                                                                   -----------
 Industrial Machinery: 1.27%
*Applied Materials                                       1,600          85,750
                                                                   -----------
                                                                        85,750
                                                                   -----------

 Leisure, Lodging and Entertainment: 9.47%
*Foodmaker                                               3,600          86,850
*Outback Steakhouse                                      6,000         215,624
*Papa John's International                               3,100         124,581
*Prime Hospitality                                       6,800          82,875
 Royal Caribbean Cruises                                 1,200          44,325
*Sun International Hotels                                2,000          84,625
                                                                   -----------
                                                                       638,880
                                                                   -----------
 Retail: 10.67%
*Bed Bath & Beyond                                       5,200         185,900
 Intimate Brands                                         2,300         115,000
*Kohl's                                                  2,300         152,806
*Staples                                                 8,877         266,587
                                                                   -----------
                                                                       720,293
                                                                   -----------
 Telecommunications: 10.58%
 American Tower Class A                                  6,000         127,125
*Exodus Communications                                     800          72,074
*Global Crossing Limited                                 3,400         184,450
*Heftel Broadcasting                                     1,500          81,187
*Network Appliance                                       4,000         201,375
*Pacific Gateway Exchange                                  700          28,022
*Star Telecommunications                                 2,000          19,500
                                                                   -----------
                                                                       713,733
                                                                   -----------
 Textiles, Apparel and Furniture: 1.79%
*Jones Apparel Group                                       700          23,100
*Tommy Hilfiger                                          1,400          97,825
                                                                   -----------
                                                                       120,925
                                                                   -----------
 Transportation: 0.99%
*Expeditors International                                1,100          66,755
                                                                   -----------
                                                                        66,755
                                                                   -----------

                             1999 Semiannual Report o Delaware Pooled Trust   27

                                                        Number         Market
                                                       of shares       Value
--------------------------------------------------------------------------------
 Miscellaneous: 1.74%
*Cintas                                                    800      $   54,875
*Waters                                                    600          63,075
                                                                   -----------
                                                                       117,950
                                                                   -----------

--------------------------------------------------------------------------------
  Total Common Stock
  (cost $4,466,820)                                                  6,110,506
================================================================================

                                                       Principal
                                                        Amount
--------------------------------------------------------------------------------
Repurchase Agreements: 6.62%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $122,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $124,619 and
   $27,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $28,372)                                     $150,000         150,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $68,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $68,730 and
   $42,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $43,247 and
   $32,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $39,608)                                      148,000         148,000
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $38,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $38,914 and
   $57,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $55,890 and

                                                       Principal       Market
                                                        Amount         Value
--------------------------------------------------------------------------------
   $55,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $56,834)                                     $149,000      $  149,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $447,000)                                                        447,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 97.16%
(COST $4,913,820)                                                   $6,557,506
================================================================================

--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES: 2.84%                                           191,351
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   890,152 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $7.58 PER SHARE: 100.00%                                         $6,748,857
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common Stock, $.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                               $4,857,144
Undistributed net investment loss                                       (9,424)
Accumulated net realized gain on
   investments                                                         257,451
Net unrealized appreciation of
   investments                                                       1,643,686
--------------------------------------------------------------------------------
Total Net Assets                                                    $6,748,857
================================================================================

* Non-Income producing security.

See accompanying notes



28  Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.: The Mid-Cap Value Equity Portfolio
(formerly the Small/Mid-Cap
Value Equity Portfolio)
Statement of Net Assets, April 30, 1999
(Unaudited)

                                                         Number of        Market
                                                            Shares         Value
--------------------------------------------------------------------------------

 COMMON STOCK: 97.51%
 Aerospace and Defense: 1.72%
*Litton Industries                                             800      $50,100
                                                                      ---------
                                                                         50,100
                                                                      ---------
 Automobiles and Automotive Parts: 4.22%
*Avis Rent-A-Car                                             1,600       50,200
 Borg-Wagner Automotive                                      1,280       72,640
                                                                      ---------
                                                                        122,840
                                                                      ---------
 Banking, Finance and Insurance: 18.36%
 Compass Bancshares                                          1,950       53,320
 Dime Bancorp                                                1,900       43,819
 Edwards (A.G.)                                              1,188       41,580
 Everest Re Holdings                                         1,545       46,833
 Horace Mann Educators                                       2,200       50,050
 North Fork Bancorporation                                   2,437       54,833
 Peoples Heritage Financial Group                            2,600       50,538
 Protective Life                                             1,100       43,106
 SouthTrust                                                  1,100       43,828
 Summit Bancorp                                              1,300       55,087
 UnionBanCal Corporation                                     1,500       51,469
                                                                      ---------
                                                                        534,463
                                                                      ---------
 Buildings and Materials: 5.57%
 D.R. Horton                                                 3,153       60,892
 Masco                                                       1,700       49,937
 Southdown                                                     800       51,250
                                                                      ---------
                                                                        162,079
                                                                      ---------
 Cable, Media and Publishing: 5.41%
 Knight-Ridder                                               1,000       53,813
 Reynolds & Reynolds                                         2,300       52,469
*World Color Press                                           2,000       51,125
                                                                      ---------
                                                                        157,407
                                                                      ---------
 Chemicals: 1.74%
 Crompton & Knowles                                          2,500       50,625
                                                                      ---------
                                                                         50,625
                                                                      ---------
 Computers and Technology: 3.57%
 Computer Sciences                                             300       17,869
*Sterling Software                                           2,100       43,444
*Synopsys                                                      900       42,694
                                                                      ---------
                                                                        104,007
                                                                      ---------

                                                         Number of       Market
                                                            Shares        Value
--------------------------------------------------------------------------------

 Consumer Products: 1.79%
 U.S. Industries                                             2,800      $51,975
                                                                      ---------
                                                                         51,975
                                                                      ---------
 Electronics and Electrical Equipment: 5.87%
 Honeywell                                                     500       47,375
 Symbol Technologies                                           700       33,425
 Teleflex                                                    1,300       56,631
 Thomas & Betts                                                800       33,600
                                                                      ---------
                                                                        171,031
                                                                      ---------
 Energy: 6.12%
*Cooper Cameron                                              1,000       38,625
 Nicor                                                       1,100       40,012
 Noble Affliates                                             1,709       54,795
 Valero Energy                                               2,000       44,625
                                                                      ---------
                                                                        178,057
                                                                      ---------
 Food, Beverage and Tobacco: 4.55%
 Corn Products                                               1,700       49,087
 Interstate Bakeries                                         1,950       43,388
 Universal Foods                                             1,900       39,900
                                                                      ---------
                                                                        132,375
                                                                      ---------
 Healthcare and Pharmaceuticals: 2.39%
*Steris                                                      1,600       28,400
*Trigon Healthcare                                           1,300       41,275
                                                                      ---------
                                                                         69,675
                                                                      ---------
 Industrial Machinery: 7.08%
 Ingersoll-Rand                                              1,100       76,106
 Pentair                                                     1,400       65,800
*Weatherford Interntional                                    1,900       64,362
                                                                      ---------
                                                                        206,268
                                                                      ---------
 Leisure, Lodging, and Entertainment: 4.75%
 Viad                                                        2,300       76,044
 Wendy's International                                       2,300       62,244
                                                                      ---------
                                                                        138,288
                                                                      ---------
 Metals and Mining: 1.45%
 USX-U.S. Steel Group                                        1,400       42,350
                                                                      ---------
                                                                         42,350
                                                                      ---------

                             1999 Semiannual Report o Delaware Pooled Trust   29

                                                         Number of       Market
                                                            Shares        Value
--------------------------------------------------------------------------------

 Paper and Forest Products: 1.54%
 Westvaco                                                    1,500   $   44,812
                                                                     ----------
                                                                         44,812
                                                                     ----------
 Real Estate: 1.96%
 Equity Office Properties Trust                              2,072       57,110
                                                                     ----------
                                                                         57,110
                                                                     ----------
 Retail: 7.12%
*BJ's Wholesale Club                                         2,200       58,438
 Pier 1 Imports                                              5,620       41,448
 Ross Stores                                                 1,300       59,597
 Tiffany                                                       570       47,880
                                                                     ----------
                                                                        207,363
                                                                     ----------
 Textiles, Apparel, and Furniture: 4.44%
*Furniture Brands International                              2,681       67,192
 HON Industries                                              2,300       62,100
                                                                     ----------
                                                                        129,292
                                                                     ----------
 Transportation and Shipping: 3.28%
 CNF Transportation                                            700       30,581
 CSX                                                           800       39,400
 Southwest Airlines                                            781       25,431
                                                                     ----------
                                                                         95,412
                                                                     ----------
 Utilities: 4.58%
 DQE                                                         1,100       45,306
 Rochester Gas & Electric                                    1,500       38,250
 Sierra Pacific Resources                                    1,400       49,875
                                                                     ----------
                                                                        133,431
                                                                     ----------
--------------------------------------------------------------------------------
 Total Common Stock
 (cost $2,718,431)                                                    2,838,960
================================================================================

                                                         Principal
                                                            Amount
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENTS: 2.78%
 With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $22,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $22,582 and
   $5,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $5,141)                                           $27,169       27,169
 With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized

                                                         Principal       Market
                                                            Amount        Value
--------------------------------------------------------------------------------

   by $12,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $12,454 and
   $8,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $7,837 and
   $6,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $7,177)                                           $26,915   $   26,915
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized by
   $7,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $7,052 and
   $10,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $10,128 and
   $10,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $10,299)                                           26,916       26,916
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $81,000)                                                           81,000
================================================================================
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 100.29%
(COST $2,799,431)                                                    $2,919,960
================================================================================
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS: (0.29%)                                             (8,335)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   358,457 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $8.12 PER SHARE: 100.00%                                          $2,911,625
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000 shares
   allocated to this Portfolio                                       $3,042,361
Undistributed net investment income                                       6,947
Accumulated net realized loss on
   investments                                                         (258,212)
Net unrealized appreciation of
   investments                                                          120,529
--------------------------------------------------------------------------------
Total Net Assets                                                     $2,911,625
================================================================================
*Non-income producing security.

See Accompanying Notes

30   Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.: The Small Cap Growth Equity Portfolio Statement of Net Assets
April 30, 1999
(Unaudited)

                                                         Number of       Market
                                                            Shares        Value
--------------------------------------------------------------------------------

 COMMON STOCK: 79.88%
 Automobiles and Automotive Parts: 0.46%
*National Equipment Services                                 1,700      $18,913
                                                                     ----------
                                                                         18,913
                                                                     ----------
 Banking, Finance and Insurance: 10.66%
 Ambac Financial Group                                       1,800      108,675
*Corporate Executive Board                                     300        8,381
 Doral Financial                                             1,800       31,725
 First American (Tennesse)                                   2,000       77,625
 Freedom Securities                                            200        3,638
*Metris                                                        600       36,825
*Profit Recovery Group                                       2,300       84,094
*TeleBanc Financial                                            400       41,400
 Webster Financial                                           1,500       46,172
                                                                     ----------
                                                                        438,535
                                                                     ----------
 Cable, Media and Publishing: 7.89%
*Consolidated Graphics                                       3,000      127,875
*Emmis Broadcasting                                            700       31,544
*Snyder Communications                                         700       20,563
 TCA Cable TV                                                1,100       54,794
*USA Networks                                                2,400       89,700
                                                                     ----------
                                                                        324,476
                                                                     ----------
 Computers and Technology: 11.21%
*Bindview Development                                        7,300      157,863
*Clarify                                                       500       11,781
*Extreme Networks                                              200       11,106
*Fore Systems                                                1,100       37,056
 Henry (Jack) & Associates                                   1,700       56,259
*Neon Systems                                                  300       12,544
*NOVA                                                        2,200       57,200
*Onyx Software                                                 500       11,844
*Softworks                                                   1,000       12,344
*SunGard Data Systems                                        1,300       41,519
*Teradyne                                                    1,100       51,906
                                                                     ----------
                                                                        461,422
                                                                     ----------
 Consumer Products: 4.60%
*Gemstar International Group
 Limited                                                     1,800      189,394
                                                                     ----------
                                                                        189,394
                                                                     ----------

                                                         Number of       Market
                                                            Shares        Value
--------------------------------------------------------------------------------

 Electronics and Electrical Equipment: 9.09%
*Applied Micro Circuits                                      3,100     $165,366
*hi/fn                                                         500       27,047
*Micrel                                                      2,100      123,900
*PMC-Sierra                                                    600       57,563
                                                                     ----------
                                                                        373,876
                                                                     ----------
 Environmental Services: 1.16%
*Waste Connections                                           1,800       47,588
                                                                     ----------
                                                                         47,588
                                                                     ----------
 Food, Beverage and Tobacco: 0.20%
*Packaged Ice                                                1,400        8,444
                                                                     ----------
                                                                          8,444
                                                                     ----------
 Healthcare and Pharmaceuticals: 2.93%
*Brookdale Living Communities                                3,700       55,731
*QLT PhotoTheraputics                                          200        9,137
*Trigon Healthcare                                           1,100       34,925
*Xomed Surgical Products                                       500       20,828
                                                                     ----------
                                                                        120,621
                                                                     ----------
 Leisure, Lodging and Entertainment: 6.11%
*CEC Entertainment                                           1,200       45,000
*Extended Stay America                                       2,700       28,350
*Papa John's International                                   2,500      100,469
 Ruby Tuesday                                                1,000       18,250
*Sonic                                                       2,100       59,194
                                                                     ----------
                                                                        251,263
                                                                     ----------
 Retail: 11.23%
*American Eagle Outfitters                                     900       67,359
*Cost Plus                                                   2,250       79,172
*Dollar Tree Stores                                          1,400       50,750
*Duane Reade                                                   900       24,131
*Guitar Center                                                 800       12,550
*Hibbett Sporting Goods                                        700       19,425
*Linens'n Things                                             2,200      100,650
*O'Reilly Automotive                                           900       41,625
 Talbots                                                       700       22,050
*Tweeter Home Entertainment
   Group                                                     1,500       44,344
                                                                     ----------
                                                                        462,056
                                                                     ----------

                             1999 Semiannual Report o Delaware Pooled Trust   31

                                                         Number of       Market
                                                            Shares        Value
--------------------------------------------------------------------------------

 Telecommunications: 11.05%
 American Tower Class A                                      4,000   $   84,750
*Concord Communications                                      1,000       44,875
*GeoTel Communications                                       2,400      135,225
*Network Appliance                                           3,000      151,031
*Pinnacle Holdings                                           1,900       38,891
                                                                     ----------
                                                                        454,772
                                                                     ----------
 Transportation: 0.43%
*Forward Air Corp                                              800       17,750
                                                                     ----------
                                                                         17,750
                                                                     ----------
 Miscellaneous: 2.86%
*Mettler-Toledo International                                4,500      117,563
                                                                     ----------
                                                                        117,563
                                                                     ----------
--------------------------------------------------------------------------------
 Total Common Stock
 (cost $2,448,669)                                                   $3,286,673
================================================================================

                                                         Principal
                                                            Amount
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENTS: 20.61%
 With Chase Manhattan
   4.85% 05/03/99
  (dated  04/30/99, collateralized
  by $231,000 U.S.
  Treasury Notes 5.50%
  due 12/31/00, market
  value $236,414 and $52,000
  U.S. Treasury Notes 5.75%
  due 08/15/03, market
  value $53,825)                                          $284,424      284,424
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $128,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $130,387 and $79,000
   U.S. Treasury Notes 5.50%
   due 05/31/03, market
   value $82,044 and $60,000
   U.S. Treasury Notes 11.125%
   due 08/15/03, market
   value $75,140)                                          281,788      281,788

                                                         Principal       Market
                                                            Amount        Value
--------------------------------------------------------------------------------

With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $72,000 U.S.
   Treasury  Notes 6.375%
   due 07/15/99, market
   value $73,824 and $108,000
   U.S. Treasury Notes 4.00%
   due 10/31/00, market
   value $106,028 and $105,000
   U.S. Treasury Notes 6.25%
   due 10/31/01, market
   value $107,820)                                       $281,788    $  281,788
--------------------------------------------------------------------------------
Total Repurchase Aggreements
(cost $848,000)                                                         848,000
================================================================================
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITES
(COST $3,296,669): 100.49%                                           $4,134,673
================================================================================
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS: (0.49%)                                            (20,239)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   353,776 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $11.63 PER SHARE: 100,00%                                         $4,114,434
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                                $3,008,832
Undistributed net investment income                                         258
Accumulated net realized gain on
   investments                                                          267,340
Net unrealized appreciation of
   investments                                                          838,004
--------------------------------------------------------------------------------
Total Net Assets                                                     $4,114,434
================================================================================
* Non-income producing security.
See accompanying notes.

32  Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.: The Small-Cap Value Equity Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                         Number of       Market
                                                            Shares        Value
--------------------------------------------------------------------------------

 COMMON STOCK: 94.69%
 Aerospace and Defense: 0.64%
 Cordant Technologies                                          300   $   13,838
                                                                     ----------
                                                                         13,838
                                                                     ----------
 Automobiles and Automotive Parts: 10.07%
 Arvin Industries                                              800       29,300
*Avis Rent-A-Car                                             1,300       40,788
 Borg-Warner Automotive                                        900       51,066
 Clarcor                                                     1,100       20,625
 Federal Signal                                              1,500       37,125
 Harsco                                                        500       16,406
 Smith (A.O.)                                                  900       22,725
                                                                     ----------
                                                                        218,035
                                                                     ----------
 Banking, Finance and Insurance: 12.90%
 CMAC Investment                                               400       18,350
 Enhance Financial Services
   Group                                                     1,400       28,963
 Everest Reinsurance Holdings                                  700       21,219
*Farm Family Holdings                                          600       19,500
*Financial Federal                                           1,000       20,875
 Horace Mann Educators                                       1,600       36,400
 Liberty Financial Companies                                   600       13,463
 North Fork Bancorporation                                   1,800       40,500
 Peoples Heritage Financial
   Group                                                     2,200       42,763
 SCPIE Holdings                                                300        7,200
 Westamerica Bancorporation                                    900       30,066
                                                                     ----------
                                                                        279,299
                                                                     ----------
 Buildings and Materials: 5.09%
 D.R. Horton                                                 1,900       36,694
*Griffon                                                     1,800       13,163
*Jacobs Engineering Group                                    1,100       43,381
*Toll Brothers                                                 800       17,100
                                                                     ----------
                                                                        110,338
                                                                     ----------
 Cable, Media and Publishing: 1.18%
*World Color Press                                           1,000       25,563
                                                                     ----------
                                                                         25,563
                                                                     ----------
 Chemicals: 5.36%
 Crompton & Knowles                                          1,000       20,250
 Hanna (M.A.)                                                1,300       21,044
 OM Group                                                      700       25,463

                                                         Number of       Market
                                                            Shares        Value
--------------------------------------------------------------------------------

*Scotts                                                      1,200   $   49,350
                                                                     ----------
                                                                        116,107
                                                                     ----------
 Computers and Technology: 3.72%
*Quantum                                                       700       12,534
 Scientific-Atlanta                                            800       25,400
*Synopsys                                                      900       42,694
                                                                     ----------
                                                                         80,628
                                                                     ----------
 Electronics and Electrical Equipment: 0.71%
*Etec Systems                                                  500       15,469
                                                                     ----------
                                                                         15,469
                                                                     ----------
 Energy: 7.13%
*BJ Services                                                   500       13,375
 Nicor                                                       1,000       36,375
 NUI                                                           600       13,013
*Oceaneering International                                   1,500       24,750
*Ocean Energy                                                1,700       15,831
*Santa Fe Energy Resources                                   1,800       16,200
 Valero Energy                                                 800       17,850
*Weatherford International                                     500       16,938
                                                                     ----------
                                                                        154,332
                                                                     ----------
 Food, Beverage and Tobacco: 3.56%
 Corn Products                                               1,000       28,875
 Universal Foods                                             2,300       48,300
                                                                     ----------
                                                                         77,175
                                                                     ----------
 Healthcare and Pharmaceuticals: 3.77%
 Arrow International                                           800       18,200
*Trigon Healthcare                                           1,400       44,450
 Varian Medical Systems                                      1,100       18,906
                                                                     ----------
                                                                         81,556
                                                                     ----------
 Industrial Machinery: 4.53%
 Columbus McKinnon                                             800       16,600
 IDEX                                                          800       21,350
 Milacron                                                    1,300       29,900
 Regal-Beloit                                                  900       19,463
 Watts Industries                                              700       10,763
                                                                     ----------
                                                                         98,076
                                                                     ----------
 Leisure, Lodging and Entertainment: 2.75%
 Viad                                                        1,800       59,513
                                                                     ----------
                                                                         59,513
                                                                     ----------





                             1999 Semiannual Report o Delaware Pooled Trust   33

                                                         Number of       Market
                                                            Shares        Value
--------------------------------------------------------------------------------

 Metals and Mining: 2.32%
*Bethlehem Steel                                             1,700   $   15,513
 LTV                                                         2,000       12,750
*Mueller Industries                                            700       22,050
                                                                     ----------
                                                                         50,313
                                                                     ----------
 Paper and Forest Products: 2.48%
 Caraustar Industries                                          700       17,872
 Chesapeake                                                    400       13,000
 Rayonier                                                      500       22,813
                                                                     ----------
                                                                         53,685
                                                                     ----------
 Retail: 7.49%
*BJ's Wholesale Club                                         2,200       58,438
 Casey's General Stores                                      1,700       22,684
 Pier 1 Imports                                              2,800       20,650
*Zale                                                        1,600       60,500
                                                                     ----------
                                                                        162,272
                                                                     ----------
 Real Estate: 9.22%
 Cabot Industrial Trust                                      1,300       26,488
 Chateau Communities                                           500       14,531
 Duke Realty Investments                                     1,000       23,500
 Kilroy Realty                                                 800       18,850
 Reckson Associates Realty                                   1,300       29,250
 MeriStar Hospitality                                        1,000       23,000
 New Plan Excel Realty Trust                                 1,000       18,563
 Pan Pacific Retail Properties                               1,200       21,600
 Prentiss Properties Trust                                   1,100       23,788
                                                                     ----------
                                                                        199,570
                                                                     ----------
 Textiles, Apparel and Furniture: 6.25%
*Furniture Brands International                              1,300       32,581
 HON Industries                                              1,400       37,800
 Kellwood                                                    1,200       30,900
 Springs Industries Class A                                    400       14,950
 Wolverine World Wide                                        1,600       19,200
                                                                     ----------
                                                                        135,431
                                                                     ----------
 Transportation and Shipping: 4.11%
 Alexander & Baldwin                                           700       15,313
*M.S. Carriers                                                 900       28,575
*Mesaba Holdings                                             1,300       18,931
 USFreightways                                                 700       26,272
                                                                     ----------
                                                                         89,091
                                                                     ----------
 Utilities: 1.41%
 California Water Service Group                                400        9,175
 Sierra Pacific Resources                                      600       21,375
                                                                     ----------
                                                                         30,550
                                                                     ----------
--------------------------------------------------------------------------------
 Total Common Stock
 (cost $1,892,911)                                                    2,050,841
================================================================================

                                                         Principal       Market
                                                            Amount        Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: 4.62%
With Chase Manhattan
   4.85% 5/03/99 (dated
   4/30/99, collateralized
   by $27,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $27,879 and
   $6,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $6,347)                                           $33,540      $33,540
With J.P. Morgan Securities
   4.85% 5/03/99 (dated
   4/30/99 collateralized
   by $15,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $15,376 and
   $9,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $9,675 and
   $7,000 U.S.
   Treasury Notes 11.125%
   due 8/15/03, market
   value $8,861)                                            33,230       33,230
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $9,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $8,706 and
   $13,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $12,503 and
   $12,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $12,715)                                           33,230       33,230
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $100,000)                                                         100,000
================================================================================

34   Delaware Pooled Trust o 1999 Semiannual Report

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 99.31%
(COST $1,992,911)                                                    $2,150,841
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES: 0.69%                                             14,992
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   235,295 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $9.20 PER SHARE: 100.00%                                         $ 2,165,833
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common Stock $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                                $2,000,008
Undistributed net investment income                                       3,014
Accumulated net realized gain on
   investments                                                            4,881
Net unrealized appreciation of
   investments                                                          157,930
--------------------------------------------------------------------------------
Total Net Assets                                                     $2,165,833
================================================================================
* Non-income producing security.
See accompanying notes

Delaware Pooled Trust, Inc.:
The Real Estate Investment Trust Portfolio II
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                            Number       Market
                                                         of Shares        Value
--------------------------------------------------------------------------------

COMMON STOCK: 97.18%
Mall REITS: 5.86%
General Growth Properties                                    3,260   $  120,009
Simon Property Group                                         7,770      222,902
                                                                     ----------
                                                                        342,911
                                                                     ----------
Manufactured Housing REITS: 7.28%
Chateau Communities                                          7,380      214,481
Sun Communities                                              6,040      211,400
                                                                     ----------
                                                                        425,881
                                                                     ----------
Multifamily REITS: 16.62%
Apartment Investment &
   Management                                                5,190      207,924
AvalonBay Communities                                        6,651      232,785
Equity Residential Proper ties                               4,160      192,400
Essex Property Trust                                         5,850      184,641
Grove Property Trust                                        13,655      155,326
                                                                     ----------
                                                                        973,076
                                                                     ----------
Net Lease REITs: 2.50%
Franchise Finance                                            6,300      146,081
                                                                     ----------
                                                                        146,081
                                                                     ----------
Office/Industrial REITS: 37.83%
AMB Property                                                 6,980      153,560
Alexandria R.E.Equities                                      7,600      214,225
Cabot Industrial Trust                                       9,720      198,045
CarrAmerica Realty                                           6,690      165,578
Duke Realty Investments                                      8,740      205,390
Equity Office Properties Trust                               8,720      240,343
Liberty Property Trust                                       5,533      133,484
Mack-Cali Realty                                             3,100       95,906
Prentiss Properties Trust                                    8,075      174,622
Reckson Associates Realty                                    9,830      221,175
SL Green Realty                                             11,180      222,203
Spieker Properties                                           4,840      189,970
                                                                     ----------
                                                                      2,214,501
                                                                     ----------






                             1999 Semiannual Report o Delaware Pooled Trust   35

                                                            Number       Market
                                                         of Shares        Value
--------------------------------------------------------------------------------

 Retail Strip Center REITS: 11.25%
 First Washington                                            6,600   $  141,488
 JDN Realty                                                  9,875      218,484
 Kimco Realty                                                4,300      168,775
 Pan Pacific Retail Properties                               7,190      129,420
                                                                     ----------
                                                                        658,167
                                                                     ----------
 Self Storage REITS: 3.22%
 Public Storage                                              6,770      188,714
                                                                     ----------
                                                                        188,714
                                                                     ----------
 Other/Operating Companies: 12.62%
*Catellus Development                                       14,010      215,404
 Starwood Hotels & Resorts
 Worldwide                                                   8,190      300,471
 Trizec Hahn                                                10,500      223,125
                                                                     ----------
                                                                        739,000
                                                                     ----------
--------------------------------------------------------------------------------
 Total Common Stock
 (cost $5,848,801)                                                    5,688,331
================================================================================

                                                         Principal
                                                            Amount
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENTS: 2.34%
 With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $37,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $38,194 and
   $8,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $8,696)                                           $45,950       45,950
 With J.P. Morgan Securities
   4.85% 5/03/99 (dated
   4/30/99 collateralized
   by $21,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $21,065 and
   $13,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $13,255 and
   $10,000 U.S.
   Treasury Notes 11.125%
   due 8/15/03, market
   value $12,139)                                           45,525       45,525

                                                         Principal       Market
                                                            Amount        Value
--------------------------------------------------------------------------------

With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $12,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $11,927 and
   $17,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $17,130 and
   $17,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $17,419)                                          $45,525      $45,525
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $137,000)                                                         137,000
================================================================================
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 99.52%
(COST $5,985,801)                                                    $5,825,331
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES: 0.48%                                             28,260
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   404,576 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $14.47 PER SHARE: 100.00%                                         $5,853,591
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common Stock $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                                $6,580,980
Undistributed net investment income                                      95,235
Accumulated net realized loss on
   investments                                                         (662,154)
Net unrealized depreciation of
   investments                                                         (160,470)
--------------------------------------------------------------------------------
Total Net Assets                                                     $5,853,591
--------------------------------------------------------------------------------
REIT = Real Estate Investment Trust

* Non-income producing security.

See accompanying notes








36   Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.: The Intermediate Fixed Income Portfolio Statement of Net Assets
April 30, 1999
(Unaudited)

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: 19.09%
CITRV Series 98-A A5
6.12% 7/15/14                                            $435,000    $435,261
Countrywide Home Equity Loan
Series 97-1 A4
6.95% 5/25/21                                             350,000     352,695
Discover Card Master Trust
Series 99-2 A
5.90% 10/15/04                                            425,000     425,647
EQCC Home equity
Loan Trust Series 96-4 A6
6.88% 7/15/14                                             415,000     422,304
EQCC Home equity
Loan Trust Series 98-2 A3F
6.229% 3/15/13                                            400,000     401,625
MetLife Capital Equipment
Loan Trust Series 97-A A
6.85% 5/20/08                                             540,000     553,716
NationsCredit Grantor Trust
Series 96-1 A
5.85% 9/15/11                                             117,048     116,544
NationsCredit Grantor Trust
Series Series 97-1 A
6.75% 8/15/13                                             301,718     306,847
Neiman Marcus Group
Credit Card Master Trust
Series 95-1 A 7.60% 6/15/03                                65,000      66,463
PECO Series 99-A A4
5.80% 3/1/07                                              415,000     411,888
Philadelphia, Pennsylvania
Authority For Industrial
Development Series 97 A
6.488% 6/15/04                                            270,901     268,192
------------------------------------------------------------------------------
Total Asset-Backed Securities
(cost $3,752,395)                                                   3,761,182
==============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS: 25.28%
Asset Securization Corporation
Series 96-D3 A1B
7.21% 10/13/26                                            130,000     135,687
Asset Securitization Corporation
Series 97-D4 A1A
7.35% 4/14/29                                             159,831     164,700
Asset Securitization Corporation
Series 97-D5 A2
7.069% 2/14/41                                            450,000     441,773

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

Asset Securitization Corporation
Series 97-D5 A3
7.119% 2/14/41                                           $385,000    $370,502
Asset Securitization Corporation
Series 97-MD7 A3
7.8419% 1/13/30                                           400,000     411,875
Capco America Securitization
Series 98-D7 A1B
6.26% 9/16/30                                             410,000     402,441
Fanniemae Whole Loan
Series 98-W3 A2
6.50% 7/25/28                                             465,000     468,270
Federal Home Loan
Mortgage Corporation
Series 2091 PD
6.00% 4/15/21                                             550,000     548,460
GE Capital Mortgage Services
Series 98-6 1A6
6.75% 4/25/28                                             365,000     359,867
Lehman Large Loan
Series 97-LLI A1
6.79% 6/12/04                                             323,521     331,407
Mortgage Capital Funding
Series 96-MC2-C
7.224% 9/20/06                                            245,000     252,312
Nomura Asset Securities
Series 95-MD3 A1A
8.17% 3/4/20                                              161,009     166,443
Residential Accredit Loans
Series 97-QS3 A3
7.50% 4/25/27                                             103,538     103,518
Residential Accredit Loans
Series 98-QS9 A3
6.75% 7/25/28                                             500,000     501,582
Residential Funding Mortgage
Security Series 98-S6 A6
6.75% 3/25/28                                             325,000     320,633
------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
(cost $4,471,287)                                                   4,979,470
==============================================================================

CORPORATE BONDS: 30.03%
American Financial Group
7.125% 4/15/09                                            265,000     258,044
Associates Corporation NA
6.25% 11/1/08                                             300,000     297,375
Banco Santander-Chile nts
6.50% 11/1/05                                             250,000     249,375

                               1999 Semiannual Report o Delaware Pooled Trust 37

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

Banco Santiago S.A.
7.00% 7/18/07                                            $210,000    $193,987
Consumers Energy
6.375% 2/1/08                                             360,000     356,850
Continental
7.25% 3/1/03                                              500,000     507,500
Cox Communications
6.15% 8/1/03                                              310,000     309,225
Credit Foncier de France
8.00% 1/14/02                                             335,000     350,075
Fairfax Financial
7.375% 3/15/06                                             85,000      84,894
Greyhound Financial
Medium Term Note
8.79% 11/15/01                                            100,000     106,625
Lehman Brothers
6.625% 2/5/06                                             420,000     418,425
MCI Worldcom
7.55% 4/1/04                                              375,000     397,031
Meritor Auto
6.80% 2/15/09                                             390,000     384,150
Raychem 7.20% 10/15/08                                    380,000     378,575
Raytheon 5.95% 3/15/01                                    400,000     401,000
Southern Investments UK
6.375% 11/15/01                                           100,000     100,625
Summit Bank
6.75% 6/15/03                                              80,000      81,800
Tommy Hilfiger
6.85% 6/1/08                                              630,000     617,400
USA Waste Services
6.125% 7/15/01                                            290,000     291,450
U.S. Bancorp
8.125% 5/15/02                                            125,000     132,344
------------------------------------------------------------------------------
Total Corporate Bonds
(cost $5,952,753 )                                                  5,916,750
==============================================================================

MORTGAGE-BACKED SECURITIES: 18.40%
Federal Home Loan
Mortgage Corporation
7.00% 4/1/29                                              170,000     172,603
Federal Home Loan
Mortgage Corporation Gold
6.00% 4/1/11                                              215,030     214,560
Federal National
Mortgage Association
6.00% 5/1/13                                              207,251     205,502
Federal National
Mortgage Association
6.50% 4/1/29                                              240,000     238,500
Federal National
Mortgage Association
7.00% 7/1/28                                              732,121     743,102
Federal National
Mortgage Association

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

7.00% 8/1/28                                             $353,356    $358,657
Federal National
Mortgage Association
7.00% 11/1/28                                             263,484     267,271
Government National
Mortgage Association
6.50% 12/15/23                                            648,671     646,644
Goverment National
Mortgage Association
6.50% 1/15/24                                             584,461     582,635
Government National
Mortgage Association
9.00% 2/15/17                                             180,613     194,667
------------------------------------------------------------------------------
Total Mortgage Backed Securities
(cost $4,161,948)                                                   3,624,141
==============================================================================

US TREASURY OBLIGATIONS: 5.26%
U.S. Treasury Notes
4.50% 1/31/01                                             600,000     594,410
U.S. Treasury Notes
5.50% 2/15/08                                             145,000     145,991
U.S. Treasury Notes
5.875% 9/30/02                                            250,000     254,885
U.S. Treasury Notes
6.375% 1/15/00                                             40,000      40,407
------------------------------------------------------------------------------
Total U.S. Treasury Obligations
(cost $1,039,207)                                                   1,035,693
==============================================================================

REPURCHASE AGREEMENTS: 3.23%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $173,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $177,311 and
   $39,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $40,369)                                         214,000     214,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $96,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $97,790 and
   $60,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $61,533 and
   $45,000 U.S.
   Treasury Notes 11.125%

38 Delaware Pooled Trust o 1999 Semiannual Report

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

   due 08/15/03, market
   value $56,355)                                        $211,000    $211,000
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $54,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $55,368 and
   $81,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $79,521 and
   $79,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $80,865)                                         211,000     211,000
------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $636,000)                                                       636,000
==============================================================================

------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 101.29%
(COST $20,013,590)                                                $19,953,236
==============================================================================

------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS: (1.29%)                                         (253,463)
==============================================================================

------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   1,997,837 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $9.86 PER SHARE: 100.00%                                       $19,699,773
==============================================================================

------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                             $19,707,291
Net realized gain on investments                                       52,836
Net unrealized depreciation of
   investments                                                        (60,354)
------------------------------------------------------------------------------
Total Net Assets                                                  $19,699,773
==============================================================================

See accompanying notes

Delaware Pooled Trust, Inc.:
The Aggregate Fixed Income Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)


                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES: 15.69%
Federal Home Loan
Mortgage Corporation
7.00% 04/01/29                                           $255,000    $258,905
Federal Home Loan
Mortgage Corportion Gold
7.50% 03/01/28                                             64,784      66,687
Federal National
Mortgage Association
6.00% 04/01/13                                            180,314     179,018
Federal National
Mortgage Association
6.00% 05/01/13                                             51,812      51,375
Federal National
Mortgage Association
6.50% 04/01/29                                            225,000     223,594
Federal National
Mortgage Association
7.00% 07/01/28                                             48,808      49,540
Federal National
Mortgage Association
7.00% 11/01/28                                            129,256     131,114
Government National
Mortgage Association
6.50% 03/15/29                                             39,996      39,772
------------------------------------------------------------------------------
Total Agency Mortgage-Backed Securities
(cost $1,001,169)                                                   1,000,005
==============================================================================

ASSET-BACKED SECURITIES: 8.68%
CITRV Series 98-A A5
6.12% 07/15/14                                             30,000      30,018
Discover Card Master
Trust Series 99-2 A
5.90% 10/15/04                                            110,000     110,168
EQCC Home Equity
Loan Trust Series
96-4 AG
6.88% 03/15/13                                            100,000     100,406
EQCC Home Equity
Loan Trust Series
98-2 A3 F
6.229% 07/15/14                                            30,000      30,528
Federal Home Loan
Mortgage Corporation


                             1999 Semiannual Report o Delaware Pooled Trust   39

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

Series T-11 A5
6.50% 01/25/15                                            $60,000    $ 60,075
MetLife Capital Equipment
Loan Trust Series
97-A A
6.85% 05/20/08                                             50,000      51,270
NationsCredit Grantor
Trust Series 96-1 A
5.85% 09/15/11                                             56,636      56,392
Peco Energy Transition
Trust Series 99-A-A4
5.80% 03/01/07                                            115,000     114,138
------------------------------------------------------------------------------
Total Asset-Backed Securities
(cost $553,113)                                                       552,995
==============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.53%
Asset Securitization
Series 97-D5 A2
7.069% 02/14/41                                            30,000      29,452
Capco America
Securitization Series
98-D7 A1B
6.26% 09/16/30                                             50,000      49,078
Fanniemae Whole
Loan Series
98-W3 A2
6.50% 07/25/28                                             30,000      30,211
Federal Home Loan
Mortgage Corporation
Series 2091PD
6.00% 04/15/21                                             40,000      39,888
General Electric Capital
Mortgage Services
Series 98-6 1A6
6.75% 04/25/28                                             50,000      49,297
Lehman Large Loan
Series 97-LLI A1
6.79% 06/12/04                                             28,972      29,678
Mortgage Capital Funding
Series 96-MC2-C
7.224% 09/20/06                                           105,000     108,134
Nomura Asset Securities
Corporation Series 93-1 A1
6.68% 12/15/01                                            228,311     231,094
Residential Accredit
Loans Series 98-QS9 A3
6.75% 07/25/28                                             40,000      40,127
------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
(cost $607,478)                                                       606,959
==============================================================================

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

CORPORATE BONDS: 29.95%

Automobiles and Automotive Parts: 2.17%
Meritor Automotive nts
6.80% 02/15/09                                           $140,000  $  137,900
                                                                   ----------
                                                                      137,900
                                                                   ----------
Banking, Finance and Insurance: 19.08%
Associates Corporation NA sr nts
6.25% 11/01/08                                            125,000     123,906
Banco Santander-Chile nts
6.50% 11/01/05                                             15,000      14,963
CIT Group Holdings nts
5.625% 10/15/03                                           190,000     187,150
Fairfax Financial Holdings nts
7.375% 03/15/06                                            75,000      74,906
Ford Motor Credit sr nts
5.750% 02/23/04                                           200,000     198,000
General Electric Capital
medium term notes
5.89% 05/11/01                                            180,000     181,350
Lehman Brothers Holdings nts
6.625% 02/05/06                                           100,000      99,625
Southern Investments
United Kingdom unsec sr nts
6.375% 11/15/01                                            70,000      70,438
Summit Bancorp sub nts
8.625% 12/10/02                                           115,000     123,769
Travelers Property Casualty
unsec nts
6.75% 04/15/01                                             70,000      71,138
U.S. Bank N.A. sub nts
6.50% 02/01/08                                             70,000      70,438
                                                                   ----------
                                                                    1,215,683
                                                                   ----------
Electronics and Electrical Equipment: 0.39%
Raychem unsec nts
7.20% 10/15/08                                             25,000      24,906
                                                                   ----------
                                                                       24,906
                                                                   ----------
Environmental Services: 0.32%
USA Waste Services sr unsec nts
6.125% 07/15/01                                            20,000      20,100
                                                                   ----------
                                                                       20,100
                                                                   ----------

Telecommunications: 6.53%
AT&T Capital unsec nts
6.75% 02/04/02                                            205,000     208,588
Cox Communications nts
6.15% 08/01/03                                             35,000      34,913
MCI Worldcom nts
6.125% 04/15/02                                            35,000      35,175


40   Delaware Pooled Trust o 1999 Semiannual Report

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

MCI Worldcom sr nts
7.55% 04/01/04                                           $130,000  $   137,638
                                                                   -----------
                                                                       416,314
                                                                   -----------
Textiles, Apparel and Furniture: 1.46%
Tommy Hilfiger USA
6.85% 06/01/08                                             95,000       93,100
                                                                   -----------
                                                                        93,100
                                                                   -----------
------------------------------------------------------------------------------
Total Corporate Bonds
(cost $1,926,916)                                                    1,908,003
==============================================================================

U.S. Treasury Obligations: 35.75%
U.S. Treasury Notes
4.750% 11/15/08                                         2,000,000    1,911,255
U.S. Treasury Notes
5.500% 02/15/08                                           290,000      291,982
U.S. Treasury Notes
6.375% 08/15/27                                            70,000       74,741
------------------------------------------------------------------------------
Total U.S. Treasury Obligations
(cost $2,328,479)                                                    2,277,978
==============================================================================

REPURCHASE AGREEMENTS: 32.90%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $570,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $584,345 and
   $129,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $133,039)                                        703,000      703,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $317,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $322,277 and
   $196,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $202,788 and
   $149,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $185,723)                                        696,000     696,000

                                                        Principal     Market
                                                         Amount       Value
------------------------------------------------------------------------------

With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $179,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $182,471 and
   $266,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $262,070 and
   $260,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $266,498)                                       $697,000    $  697,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $2,096,000)                                                     2,096,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 132.50%
(COST $8,513,155)                                                    $8,441,940
================================================================================

--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS: (32.50%)                                        (2,070,735)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   716,096 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $8.90 PER SHARE: 100.00%                                          $6,371,205
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                                $6,440,378
Undistributed net investment income                                     107,217
Accumulated net realized loss on
   investments                                                         (105,175)
Net unrealized depreciation of
   investments                                                          (71,215)
--------------------------------------------------------------------------------
Total net assets                                                     $6,371,205
================================================================================

nts = notes
sr = senior
sub = subordinate
unsec = unsecured

See accompanying notes


                             1999 Semiannual Report o Delaware Pooled Trust   41

Delaware Pooled Trust, Inc.: The High-Yield Bond Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                        Principal        Market
                                                           Amount         Value
--------------------------------------------------------------------------------

CORPORATE BONDS: 80.61%

Banking, Finance and Insurance: 2.38%
RBF Finance sr sec nts
11.375% 3/15/09                                          $550,000      $580,250
                                                                     ----------
                                                                        580,250
                                                                     ----------
Buildings and Materials: 11.67%
Engle Homes sr sec nts
9.25% 2/1/08                                              500,000       497,500
Formica sr sub nts
10.875% 3/1/09                                            400,000       404,000
Group Maintenance sr sub nts
9.75% 1/15/09                                             450,000       460,125
Henry sr nts 10.00% 4/15/08                               375,000       378,281
Integrated Electric Services
sr sub nts 9.375% 2/1/09                                  650,000       659,750
Kaufman & Broad Home
sr unsec nts
7.75% 10/15/04                                            450,000       447,188
                                                                     ----------
                                                                      2,846,844
                                                                     ----------
Cable, Media and Publishing: 4.04%
Adelphia Communications
sr nts 7.875% 5/1/09                                      450,000       452,250
Muzac sr sub nts
9.875% 3/15/09                                            200,000       204,000
Pathnet sr nts
12.25% 4/15/08                                            600,000       330,000
                                                                     ----------
                                                                        986,250
                                                                     ----------
Chemicals: 4.89%
Philipp Brothers Chemicals
sr sub nts 9.875% 6/1/08                                  550,000       539,000
Precise Technology unsec
sr sub nts 11.125% 6/15/07                                250,000       238,750
Scotts Company sr sub nts
8.625% 1/15/09                                            400,000       416,000
                                                                     ----------
                                                                      1,193,750
                                                                     ----------
Consumer Products: 2.01%
Doskocil Manufacturing
sr sub nts 10.125% 9/15/07                                275,000       258,500
Riddell Sports sr unsec
sub nts 10.50% 7/15/07                                    250,000       232,500
                                                                     ----------
                                                                        491,000
                                                                     ----------

                                                        Principal        Market
                                                           Amount         Value
--------------------------------------------------------------------------------

Energy: 1.47%
Comstock Resources sr nts
11.25% 5/1/07                                            $350,000    $  359,625
                                                                     ----------
                                                                        359,625
                                                                     ----------
Environmental Services: 5.56%
Allied Waste North America
sr unsec nts
7.875% 1/1/09                                             450,000       442,125
Hydrochem Industrial Services
sr sub nts 10.375% 8/1/07                                 350,000       309,750
Safety Kleen Service unsec
sr sub nts 9.25% 6/1/08                                   575,000       603,750
                                                                     ----------
                                                                      1,355,625
                                                                     ----------
Food, Beverage and Tobacco: 6.34%
Carrols sr sub nts
9.50% 12/1/08                                             350,000       358,750
Community Distributors sr nts
10.25% 10/15/04                                           275,000       239,250
DiGiorgio sr nts
10.00% 6/15/07                                            400,000       402,000
National Wine & Spirit sr nts
10.125% 1/15/09                                           525,000       546,000
                                                                     ----------
                                                                      1,546,000
                                                                     ----------
Healthcare and Pharmaceuticals: 2.88%
Biovail sr nts
10.875% 11/15/05                                          300,000       309,750
Pueblo Xtra International
sr nts 9.50% 8/1/03                                       400,000       394,000
                                                                     ----------
                                                                        703,750
                                                                     ----------
Industrial Machinery: 3.94%
Anthony Crane Rental sr nts
10.375% 8/1/08                                            350,000       355,250
Burke Industries unsec sr nts
10.00% 8/15/07                                            275,000       231,000
Jackson Products sr sub nts
9.50% 4/15/05                                             375,000       375,468
                                                                     ----------
                                                                        961,718
                                                                     ----------
Leisure, Lodging and Entertaiment: 12.84%
Carmike Cinemas sr sub nts
9.375% 2/1/09                                             650,000       654,875
Harrahs Operating Company
unsec sr sub nts
7.875% 12/15/05                                           450,000       455,625

42   Delaware Pooled Trust o 1999 Semiannual Report

                                                        Principal        Market
                                                           Amount         Value
--------------------------------------------------------------------------------

  Park Place Entertainment
  sr sub nts
  7.875% 12/15/005                                       $500,000    $  493,750
  Silver Cinemas sr sub nts
  10.50% 4/15/05                                          525,000       262,500
  True Temper Sports sr sub nts
  10.875% 12/1/08                                         400,000       372,000
  Town Sports International
  unsec sr nts 9.75% 10/15/04                             475,000       465,500
  United Artists sr sub nts
  9.75% 4/15/08                                           500,000       430,000
                                                                     ----------
                                                                      3,134,250
                                                                     ----------
  Metals and Mining: 4.33%
  Armco sr nts
  8.875% 12/1/08                                          500,000       521,250
  Schuff Steel sr nts
  10.50% 6/1/08                                           575,000       534,750
                                                                     ----------
                                                                      1,056,000
                                                                     ----------
  Paper and Forest Products: 2.41%
  Republic Group sr sub nts
  9.50% 7/15/08                                           575,000       587,938
                                                                     ----------
                                                                        587,938
                                                                     ----------
  Retail: 1.08%
  Leslie's Poolmart sr nts
  10.375% 7/15/04                                         250,000       262,500
                                                                     ----------
                                                                        262,500
                                                                     ----------
  Telecommunications: 8.43%
  Emmis Communications
  sr sub nts 8.125% 3/15/09                               250,000       251,250
  Intermedia Communications
  sr nts 9.50% 3/1/09                                     250,000       260,000
  Level 3 Communications
  sr nts
  9.125% 5/1/08                                           400,000       409,000
  McLeodusa sr nts
  8.125% 2/15/09                                          250,000       248,750
**NEXTEL Communications
     sr disc nts
  10.65% 9/15/07                                          600,000       472,500
**Viatel units
  12.50% 4/15/08                                          650,000       414,375
                                                                     ----------
                                                                      2,055,875
                                                                     ----------
  Textiles, Apparel and Furniture: 0.62%
  Dyersburg unsec sr sub nts
  9.75% 9/1/07                                            275,000       151,250
                                                                     ----------
                                                                        151,250
                                                                     ----------

                                                        Principal        Market
                                                           Amount         Value
--------------------------------------------------------------------------------

 Transportation and Shipping: 1.66%
 Atlas Air sr nts
 9.375% 11/15/06                                         $400,000    $  404,000
                                                                     ----------
                                                                        404,000
                                                                     ----------
 Miscellaneous: 4.06%
 CEX Holdings sr sub nts
 9.625% 6/1/08                                            575,000       546,250
 Mark IV sr sub nts
 7.75% 4/1/06                                             450,000       445,500
                                                                     ----------
                                                                        991,750
                                                                     ----------
--------------------------------------------------------------------------------
 Total Corporate Bonds
 (cost $20,342,445)                                                  19,668,375
================================================================================

                                                           Number
                                                         of Shares
--------------------------------------------------------------------------------

 PREFERRED STOCKS: 1.90%
 Energy: 0.00%
 TCR Holdings                                               4,793           285
                                                                     ----------
                                                                            285
                                                                     ----------
 Telecommunications: 1.90%
 21st Century Telecommunications                              688       378,596
 Viatel                                                       351        84,259
                                                                     ----------
                                                                        462,855
                                                                     ----------
--------------------------------------------------------------------------------
 Total Preferred Stocks
 (cost $691,727)                                                        463,140
================================================================================

 WARRANTS: 0.07%
*21st Century
  Telecommunications                                        5,266        12,000
*Pathnet                                                      600         6,000
--------------------------------------------------------------------------------
 Total Warrants
 (cost $34,500)                                                          18,000
================================================================================


                             1999 Semiannual Report o Delaware Pooled Trust   43

                                                        Principal        Market
                                                           Amount         Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: 15.66%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $1,039,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $1,065,538 and
   $235,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $242,593)                                     $1,282,000    $1,282,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $577,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $587,664 and
   $358,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $369,778 and
   $272,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $338,662)                                      1,270,000     1,270,000
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $326,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $332,732 and
   $485,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $477,878 and
   $473,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $485,953)                                      1,270,000     1,270,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $3,822,000)                                                     3,822,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 98.24%
(COST $24,890,672)                                                  $23,971,515
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES: 1.76%                                            428,798
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   2,509,381 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $9.72 PER SHARE: 100.00%                                         $24,400,313
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                               $26,388,937
Undistributed net investment income                                     188,882
Accumulated net realized loss on
   investments                                                       (1,258,349)
Net unrealized depreciation of
   investments                                                         (919,157)
--------------------------------------------------------------------------------
Total Net Assets                                                    $24,400,313
================================================================================
*  Non-income producing security.

** Zero coupon security as of April 30, 1999. The coupon shown is the step-up rate.

disc = discount

nts = notes

sec = secured

sr = senior

sub =  subordinate

unsec = unsecured

See accompanying notes


44   Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.: Diversified Core Fixed Income Portfolio Statement of Net Assets
April 30, 1999
(Unaudited)

                                                     Principal     Market Value
                                                        Amount*        (U.S. $)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: 4.45%

MetLife Capital Equipment
Loan Trust Series 97-A A
6.85% 05/20/08                                         $50,000       $   51,270
Peco Series 99-A
5.80% 03/01/07                                          50,000           49,625
PeMex Series 1A B1 sub nts
8.02% 05/15/07                                          50,000           49,250
--------------------------------------------------------------------------------
Total Asset-Backed Securities
(cost $150,932)                                                         150,145
================================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.15%

Asset Securitization
Series 97-D5 A2
7.069% 02/14/41                                         50,000           49,086
Capco America
Securitization
Series 98-D7 A1B
6.26% 09/16/30                                          25,000           24,539
Federal Home Loan
Mortgage Corporation
6.00% 04/15/21                                          50,000           49,860
Residential Accredit Loans
Series 98-QS9 A3
6.75% 07/25/28                                          50,000           50,158
--------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations
(cost $176,717)                                                         173,643
================================================================================

CORPORATE BONDS: 35.82%

Banking, Finance and Insurance: 7.57%
Continental nts
7.25% 03/01/03                                          50,000           50,750
Popular North America nts
6.625% 01/15/04                                         50,000           49,750
Southern Investments
United Kingdom unsec sr nts
6.375% 11/15/01                                         50,000           50,312
Summit Bancorp sub nts
8.625% 12/10/02                                         50,000           53,812
Travelers Property Casualty
unsec nts
6.75% 04/15/01                                          50,000           50,812
                                                                      ---------
                                                                        255,436
                                                                      ---------

                                                     Principal     Market Value
                                                        Amount*        (U.S. $)
--------------------------------------------------------------------------------

Building and Materials: 2.99%
Henry sr nts 10.00% 04/15/08                           100,000          100,875
                                                                     ----------
                                                                        100,875
                                                                     ----------
Cable, Media and Publishing: 3.17%
Classic Cable sr sub nts
9.875% 08/01/08                                        100,000          106,750
                                                                     ----------
                                                                        106,750
                                                                     ----------
Chemicals: 6.00%
Equistar Chemical
8.50% 02/15/04                                          50,000           52,000
Octel Developments sr nts
10.00% 05/01/06                                         50,000           52,438
Philipp Brothers sr sub nts
9.875% 06/01/08                                        100,000           98,000
                                                                     ----------
                                                                        202,438
                                                                     ----------
Energy: 1.48%
Conoco sr nts
5.90% 4/15/04                                           50,000           49,750
                                                                     ----------
                                                                         49,750
                                                                     ----------
Industrial Machinery: 3.01%
Anthony Crane sr nts
10.375% 08/01/08                                       100,000          101,500
                                                                     ----------
                                                                        101,500
                                                                     ----------
Metals and Mining: 5.51%
Schuff Steel unsec sr nts
10.50% 06/01/08                                        200,000          186,000
                                                                     ----------
                                                                        186,000
                                                                     ----------
Paper and Forest Products: 3.03%
Republic Group sr sub nts
9.50% 07/15/08                                         100,000          102,250
                                                                     ----------
                                                                        102,250
                                                                     ----------
Transportation and Shipping: 3.06%
American Commercial Lines nts
10.25% 06/30/08                                        100,000          103,250
                                                                     ----------
                                                                        103,250
                                                                     ----------
--------------------------------------------------------------------------------
Total Corporate Bonds
(cost $1,207,633)                                                     1,208,249
================================================================================

                             1999 Semiannual Report o Delaware Pooled Trust   45

                                                     Principal     Market Value
                                                        Amount*        (U.S. $)
--------------------------------------------------------------------------------

FOREIGN BONDS: 18.58%

Australia: 2.18%
Australian Government
6.75% 11/15/06                                      A$  20,000       $   14,329
Queensland Treasury Global
8.00% 08/14/01                                          53,000           37,211
Queensland Treasury
Government Agency
8.00% 07/14/99                                          33,000           21,969
                                                                     ----------
                                                                         73,509
                                                                     ----------
Canada: 4.30%
Government of Canada
4.25% 12/01/21                                      C$  43,000           30,371
Government of Canada
4.75% 09/15/99                                          15,000           10,305
Government of Canada
6.00% 06/1/08                                           30,000           21,847
Government of Canada
7.25% 06/01/03                                          25,000           18,571
Government of Canada
7.50% 09/1/00                                           20,000           14,213
Government of Canada
7.50% 03/1/01                                           55,000           39,514
Government of Canada
10.25% 03/15/14                                         10,000           10,336
                                                                     ----------
                                                                        145,157
                                                                     ----------
Germany: 3.71%
Bundersrepblik Deutschland
8.00% 07/22/02                                      Eu  56,000           68,376
Germany (Federal Republic of)
6.00% 01/4/07                                           46,581           56,826
                                                                     ----------
                                                                        125,202
                                                                     ----------
Japan: 2.76%
Japan Government
1.60% 06/20/08                                  Jpy  5,000,000           42,941
Japan Government
4.50% 12/20/04                                       5,000,000           50,088
                                                                     ----------
                                                                         93,029
                                                                     ----------
Netherlands: 0.61%
Netherlands Government
9.00% 05/15/00                                     Nlg  18,152           20,440
                                                                     ----------
                                                                         20,440
                                                                     ----------
New Zealand: 2.40%
Government of New Zealand
8.00% 04/15/04                                     NZ$  85,000           52,806
Government of New Zealand
10.00% 03/15/02                                         44,500           28,134
                                                                     ----------
                                                                         80,940
                                                                     ----------

                                                     Principal     Market Value
                                                        Amount*        (U.S. $)
--------------------------------------------------------------------------------

Sweden: 2.62%
Sweden (Kingdom of)
5.50% 04/12/02                                     Sk  100,000       $   12,637
Swedish Government
8.00% 08/15/07                                         100,000           15,160
Swedish Government
9.00% 04/20/09                                         200,000           33,088
Swedish Government
10.25% 05/05/00                                        100,000           12,709
Swedish Government
10.25% 05/05/03                                        100,000           14,899
                                                                     ----------
                                                                         88,493
                                                                     ----------
--------------------------------------------------------------------------------
Total Foreign Bonds
(cost $631,025)                                                         626,770
================================================================================

MORTGAGE-BACKED SECURITIES: 17.77%

Federal National
Mortgage Association
4.625% 10/15/01                                     $   50,000           49,199
Federal National
Mortgage Association
6.00% 05/15/08                                         155,000          156,177
Government National
Mortgage Association
6.50% 01/15/28                                         396,402          394,173
--------------------------------------------------------------------------------
Total Mortgage-Backed Securities
(cost $604,216)                                                         599,549
================================================================================

U.S. TREASURY OBLIGATIONS: 14.52%

U.S. Treasury Strip
0.00% 05/15/10                                         100,000           53,330
U.S. Treasury Note
4.625% 11/30/00                                        145,000          144,072
U.S. Treasury Note
4.75% 11/15/08                                         200,000          191,126
U.S. Treasury Note
5.50% 03/31/03                                          50,000           50,434
U.S. Treasury Note
5.875% 11/30/01                                         50,000           50,886
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations
(cost $493,631)                                                         489,848
================================================================================

REPURCHASE AGREEMENTS: 6.29%

With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $58,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $59,104 and
   $13,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $13,456)                                       71,106           71,106

46   Delaware Pooled Trust o 1999 Semiannual Report

                                                     Principal     Market Value
                                                        Amount*        (U.S. $)
--------------------------------------------------------------------------------

With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $32,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $32,597 and
   $20,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $20,511 and
   $18,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $18,785)                                   $   70,447       $   70,447
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $18,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $18,456 and
   $26,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $26,507 and
   $27,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $26,955)                                       70,447           70,447
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $212,000)                                                         212,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITES: 102.58%
(COST $3,476,154)                                                    $3,460,204
================================================================================
--------------------------------------------------------------------------------
LIABILITES NET OF RECEIVABLES
   AND OTHER ASSETS: (2.58%)                                            (87,117)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   394,788 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $8.54 PER SHARE: 100.00%                                          $3,373,087
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                                $3,349,422
Undistributed net investment income**                                    76,363
Accumulated net realized loss on
   investments                                                          (36,444)
Net unrealized depreciation of
   investments and foreign currencies                                   (16,254)
--------------------------------------------------------------------------------
Total Net Assets                                                     $3,373,087
================================================================================
* Principal  amount is stated in the currency in which each bond is denominated.

A$ = Australian Dollars

C$ = Canadian Dollars

EU = Euro

Jpy = Japanese Yen

Nlg = Dutch Guilders

NZ$ = New Zealand Dollars

Sk = Swedish Kroner

$ = U.S. Dollars

**Accumulated net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

nts = notes

sr = senior

sub =  subordinated

unsec = unsecured

See accompanying notes


1999 Semiannual Report o Delaware Pooled Trust   47

Delaware Pooled Trust, Inc.: The Global Equity Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                          Number   Market Value
                                                         of Shares    (U.S. $)
--------------------------------------------------------------------------------

COMMON STOCK: 97.60%

Australia: 7.13%
Amcor limited                                               8,700     $46,844
CSR Limited                                                20,000      53,453
Foster's Brewing Group                                     21,500      62,696
National Australia Bank                                     3,100      60,335
Orica Limited                                               4,400      25,603
                                                                   ----------
                                                                      248,931
                                                                   ----------

Belgium: 1.94%
Electrabel                                                    205      67,736
                                                                   ----------
                                                                       67,736
                                                                   ----------

France: 5.48%
Alcatel Alsthom                                               210      25,834
Compagnie de Saint Gobain                                     250      43,010
Elf Aquitaine                                                 500      77,814
Societe Generale                                              250      44,836
                                                                   ----------
                                                                      191,494
                                                                   ----------

Germany: 8.50%
Bayer                                                       1,700      71,992
Bayerische Vereinsbank                                      1,200      79,403
RWE                                                         1,150      52,961
Siemens                                                     1,250      92,239
                                                                   ----------
                                                                      296,595
                                                                   ----------

Hong Kong: 2.04%
Hong Kong Electric                                          8,500      27,088
Wharf Holdings                                             18,000      44,125
                                                                   ----------
                                                                       71,213
                                                                   ----------

Japan: 3.77%
Canon Electronics                                           1,000      24,466
Eisai Limited                                               1,000      18,726
Koito Manufacturing                                         6,000      27,951
Matsushita Electric Industrial                              1,000      19,020
West Japan Railway                                             10      41,475
                                                                   ----------
                                                                      131,638
                                                                   ----------

Malaysia: 0.98%
Sime Darby Berhad                                          30,000      34,263
                                                                   ----------
                                                                       34,263
                                                                   ----------

Netherlands: 5.15%
Elsevier                                                    4,700      70,409

                                                          Number   Market Value
                                                         of Shares    (U.S. $)
--------------------------------------------------------------------------------

ING Groep                                                     600     $37,033
Royal Dutch Petroleum                                       1,240      72,335
                                                                   ----------
                                                                      179,777
                                                                   ----------

New Zealand: 3.19%
Carter Holt Harvey                                         17,500      25,642
Telecom Corporation of New Zealand                         16,461      85,614
                                                                   ----------
                                                                      111,256
                                                                   ----------

Singapore: 1.07%
Jardine Matheson Holdings
   Limited                                                  8,800      37,488
                                                                   ----------
                                                                       37,488
                                                                   ----------

Spain: 2.57%
Iberdrola                                                   2,300      32,264
Telefonica de Espana                                        1,224      57,471
                                                                   ----------
                                                                       89,735
                                                                   ----------

United Kingdom: 21.16%
Associated British Food                                     4,300      31,307
Bass                                                        4,642      73,457
Blue Circle Industry                                        9,800      66,542
Boots                                                       6,100      80,679
Cable & Wireless                                            8,200     116,369
GKN                                                         7,200     122,973
Glaxo Wellcome                                              3,600     106,233
PowerGen                                                    6,800      74,181
Taylor Woodrow                                             21,500      67,111
                                                                   ----------
                                                                      738,852
                                                                   ----------

United States: 34.62%
A T & T                                                     1,050      53,025
Aon                                                         1,200      82,200
Atlantic Richfield                                            700      58,756
BankAmerica                                                   905      65,160
Baxter International                                          900      56,700
Federal National Mortgage                                     900      63,844
Ford Motor                                                    800      51,150
GTE                                                         1,000      66,938
Heinz (H. J.)                                               1,100      51,356
Hewlett-Packard                                               700      55,213
Lockheed Martin                                             1,600      68,900
McGraw-Hill                                                 1,100      60,775
Pharmacia & Upjohn                                          1,000      56,000
Philip Morris                                               1,400      49,088


48 Delaware Pooled Trust o 1999 Semiannual Report

                                                          Number   Market Value
                                                         of Shares    (U.S. $)
--------------------------------------------------------------------------------

 Pitney Bowes                                                 800   $  55,950
 Summit Bancorp                                             1,500      63,563
 Tyco International                                           700      56,875
 U. S. Bancorp                                              1,600      59,300
 Union Camp                                                   700      55,563
 USX-Marathon Group                                         2,500      78,125
                                                                   ----------
                                                                    1,208,481
                                                                   ----------

--------------------------------------------------------------------------------
Total Common Stock
(cost $3,165,280)                                                   3,407,459
================================================================================
 RIGHTS: 0.03%

 Spain: 0.03%
*Telefonica de Espana                                       1,224       1,140
--------------------------------------------------------------------------------
 Total Rights
 (cost $0)                                                              1,140
================================================================================

 WARRANTS: 0.01%

 Hong Kong: 0.01%
*Wharf Holdings                                               900         456
--------------------------------------------------------------------------------
 Total Warrants
 (cost $0)                                                                456
================================================================================

                                                         Principal
                                                           Amount
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: 5.13%

With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $49,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $49,904 and
   $11,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $11,362)                                         $60,000      60,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $27,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $27,123 and
   $17,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $17,318 and
   $13,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $15,861)                                          59,000      59,000

                                                         Principal  Market Value
                                                           Amount     (U.S. $)
--------------------------------------------------------------------------------

With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $15,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $15,583 and
   $23,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $22,781 and
   $22,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $22,759)                                         $60,000   $  60,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $179,000)                                                       179,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 102.77%
(COST $3,344,280)                                                  $3,588,055
================================================================================

--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS: (2.77%)                                              (96,899)
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   366,911 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $9.51 PER SHARE: 100.00%                                        $3,491,156
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                              $3,131,044
Undistributed net investment income**                                  18,010
Accumulated net realized gain on
   investments                                                         97,194
Net unrealized appreciation of
   investments and foreign currencies                                 244,908
--------------------------------------------------------------------------------
Total Net Assets                                                   $3,491,156
================================================================================

* Non-income producing security.

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes


                             1999 Semiannual Report o Delaware Pooled Trust   49

Delaware Pooled Trust, Inc.: The International Equity Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                          Number   Market Value
                                                         of Shares    (U.S. $)
--------------------------------------------------------------------------------

 COMMON STOCK: 96.75%

 Australia: 12.13%
 Amcor Limited                                          3,393,000  $18,269,118
 Brambles Industries                                      311,000    9,135,976
 CSR Limited                                            5,558,003   14,854,663
 Foster's Brewing Group                                 6,423,232   18,730,867
+National Australia Bank                                1,177,017   22,908,048
 Orica Limited                                          1,148,600    6,683,696
                                                                   -----------
                                                                    90,582,368
                                                                   -----------

 Belgium: 1.53%
 Electrabel                                                34,613   11,436,837
                                                                   -----------
                                                                    11,436,837
                                                                   -----------

 France: 8.86%
 Alcatel Alsthom                                          131,509   16,178,361
+Compagnie de Saint Gobain                                105,145   18,089,014
 Elf Aquitaine                                            105,295   16,386,945
+Societe Generale                                          86,411   15,497,275
                                                                   -----------
                                                                    66,151,595
                                                                   -----------

 Germany: 10.77%
+Bayer                                                    508,000   21,512,784
+Bayerische Vereinsbank                                   277,800   18,381,679
 Continental                                              288,550    7,224,788
 Rheinisch Westfaelisches Elek                            330,500   15,220,665
 Siemens                                                  245,500   18,115,786
                                                                   -----------
                                                                    80,455,702
                                                                   -----------

 Hong Kong: 3.88%
 Hong Kong Electric                                     3,170,000   10,102,250
 Wharf Holdings                                         7,689,000   18,848,871
                                                                   -----------
                                                                    28,951,121
                                                                   -----------

 Japan: 11.26%
 Canon Electronics                                        550,000   13,456,224
 Chiyoda Fire and Marine                                  535,000    1,909,594
 Eisai Limited                                            703,500   13,174,050
 Hitachi Limited                                        1,867,000   13,640,757
 Koito Manufacturing                                      630,000    2,934,898
+Matsushita Electric                                      940,000   17,878,513
 Nichido Fire & Marine                                    757,000    4,344,743
 West Japan Railway                                         4,045   16,776,502
                                                                   -----------
                                                                    84,115,281
                                                                   -----------

                                                          Number   Market Value
                                                         of Shares    (U.S. $)
--------------------------------------------------------------------------------

 Malaysia: 0.63%
 Sime Darby Berhad                                      4,100,000  $ 4,682,632
                                                                   -----------
                                                                     4,682,632
                                                                   -----------

 Netherlands: 6.80%
+Elsevier                                               1,397,000   20,927,905
 Koninklijke Van Ommeren                                  242,000    7,096,890
+Royal Dutch Petroleum                                    389,900   22,744,571
                                                                   -----------
                                                                    50,769,366
                                                                   -----------

 New Zealand: 3.61%
 Carter Holt Harvey Limited                             6,368,400    9,331,203
+Telecom Corporation of
 New Zealand                                            3,391,670   17,640,160
                                                                   -----------
                                                                    26,971,363
                                                                   -----------

 Singapore: 0.50%
 Jardine Matheson Holdings
   Limited                                                876,278    3,732,944
                                                                   -----------
                                                                     3,732,944
                                                                   -----------

 Spain: 6.53%
 Acerinox                                                 114,110    3,451,492
+Banco Santander Central
   Hispano                                                697,509   15,182,589
+Iberdrola                                                977,000   13,705,136
+Telefonica de Espana                                     349,785   16,423,576
                                                                   -----------
                                                                    48,762,793
                                                                   -----------

 United Kingdom: 30.25%
 Bass                                                   1,547,857   24,494,086
 BG                                                     1,378,205    7,705,923
 Blue Circle Industries                                 3,423,970   23,248,688
 Boots                                                  1,593,100   21,070,309
 British Airways                                        3,007,549   23,675,524
 Cable & Wireless                                       1,897,837   26,932,926
*Centrica                                                 961,300    1,952,749
 GKN                                                    1,277,500   21,819,106
 Glaxo Wellcome                                           618,711   18,257,580
 Great Universal Stores                                 1,629,300   18,573,637
 Powergen                                               1,145,000   12,490,828
 Rio Tinto                                              1,465,000   25,669,745
                                                                   -----------
                                                                   225,891,101
                                                                   -----------
--------------------------------------------------------------------------------
Total Common Stock
(cost $582,535,493)                                                722,503,103
================================================================================


50 Delaware Pooled Trust o 1999 Semiannual Report

                                                          Number   Market Value
                                                         of Shares    (U.S. $)
--------------------------------------------------------------------------------

 RIGHTS: 0.04%

 Spain: 0.04%
*Telefonica de Espana                                     349,785    $ 325,879
--------------------------------------------------------------------------------
 Total Rights
 (cost $0)                                                             325,879
================================================================================

 WARRANTS: 0.02%

 Hong Kong: 0.02%
*Wharf Holdings 12/31/99                                  244,450      123,792
--------------------------------------------------------------------------------
 Total Warrants
 (cost $0)                                                             123,792
================================================================================


                                                       Principal
                                                         Amount
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: 2.91%

With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $5,905,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $6,055,331 and
   $1,335,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $1,378,627)                                  $ 7,285,000    7,285,000
 With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $3,281,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $3,339,629 and
   $2,034,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $2,101,405 and
   $1,547,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $1,924,577)                                    7,218,000    7,218,000

                                                         Principal  Market Value
                                                           Amount     (U.S. $)
--------------------------------------------------------------------------------

With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $1,850,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $1,890,878 and
   $2,756,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $2,715,726 and
   $2,690,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $2,761,614)                                   $7,217,000 $ 7,217,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $21,720,000)                                                 21,720,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 99.72%
(COST $604,255,493)                                              $744,672,774
================================================================================

--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES--0.28%                                        2,081,736
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   41,553,031 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $17.97 PER SHARE: 100.00%                                     $746,754,510
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                            $604,617,472
Undistributed net investment income**                               3,434,517
Accumulated net realized loss on
   investments                                                     (1,999,924)
Net unrealized appreciation of
   investments and foreign currencies                             140,702,445
--------------------------------------------------------------------------------
Total Net Assets                                                $ 746,754,510
================================================================================

* Non-income producing security.

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

+ Security is partially or fully on loan.

See accompanying notes


                             1999 Semiannual Report o Delaware Pooled Trust   51

Delaware Pooled Trust, Inc.: The Labor Select International Equity Portfolio Statement of Net Assets
April 30, 1999
(Unaudited)

                                                          Number   Market Value
                                                         of Shares    (U.S. $)
--------------------------------------------------------------------------------

 COMMON STOCK: 91.99%

 Australia: 12.21%
 Amcor Limited                                            599,077  $3,225,644
+CSR Limited                                            1,142,800   3,054,318
 Foster's Brewing Group                                 1,047,402   3,054,342
+National Australia Bank                                  216,072   4,205,366
 Orica                                                    166,700     970,026
                                                                   ----------
                                                                   14,509,696
                                                                   ----------

 Belgium: 1.61%
 Electrabel                                                 5,798   1,915,777
                                                                   ----------
                                                                    1,915,777
                                                                   ----------

 Germany: 10.13%
+Bayer                                                     84,450   3,576,289
 Bayerische Vereinsbank                                    42,000   2,779,087
 Continental                                               43,300   1,084,156
 RWE                                                       39,900   1,837,533
 Siemens                                                   37,450   2,763,487
                                                                   ----------
                                                                   12,040,552
                                                                   ----------

 France: 9.52%
 Alcatel                                                   28,026   3,447,785
 Elf Aquitaine                                             25,299   3,937,255
+Societe Generale                                          21,859   3,920,276
                                                                   ----------
                                                                   11,305,316
                                                                   ----------

 Japan: 13.02%
 Canon                                                    138,000   3,376,289
 Eisai Limited                                            221,000   4,138,543
 Kinki Coca-Cola Bottling                                  23,000     325,681
 Koito Manufacturing                                      157,000     731,395
 Matsushita Electric Industrial                           192,000   3,651,781
 Nichido Fire & Marine                                    118,000     677,252
 West Japan Railway                                           500   2,073,733
 Yokohama Reito                                            67,000     488,396
                                                                   ----------
                                                                   15,463,070
                                                                   ----------

 Netherlands: 8.47%
 Elsevier-CVA                                             204,800   3,068,028
+ING Groep N.V.                                            43,425   2,680,287
 Koninklijke Van Ommeren                                   17,000     498,542
+Royal Dutch Petroleum                                     65,460   3,818,568
                                                                   ----------
                                                                   10,065,425
                                                                   ----------

                                                          Number   Market Value
                                                         of Shares    (U.S. $)
--------------------------------------------------------------------------------

 New Zealand: 4.25%
 Carter Holt Harvey Limited                               952,000  $1,394,904
+Telecom Corporation of
   New Zealand                                            702,285   3,652,602
                                                                   ----------
                                                                    5,047,506
                                                                   ----------

 Spain: 5.52%
 Acerinox                                                  20,675     625,358
 Banco Santander Central
   Hispanoamericano                                       167,037   3,635,873
 Iberdrola                                                164,000   2,300,555
                                                                   ----------
                                                                    6,561,786
                                                                   ----------

 United Kingdom: 27.26%
 Associated British Food                                  237,000   1,725,532
 Bass                                                     164,375   2,601,155
 BG                                                       435,808   2,436,722
 Blue Circle Industry                                     418,884   2,844,214
 Boots                                                    185,100   2,448,129
 British Airways                                          283,743   2,233,634
*Centrica                                                 674,250   1,369,646
 GKN                                                      264,500   4,517,537
 Glaxo Wellcome                                           100,460   2,964,480
 Great Universal Stores                                   239,800   2,733,664
 PowerGen                                                 146,250   1,595,444
 Rio Tinto                                                225,950   3,959,098
 Taylor Woodrow                                           306,750     957,508
                                                                   ----------
                                                                   32,386,763
                                                                   ----------
--------------------------------------------------------------------------------
Total Common Stock
(cost $92,500,154)                                                109,295,891
================================================================================

52 Delaware Pooled Trust o 1999 Semiannual Report

                                                         Principal  Market Value
                                                           Amount     (U.S. $)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: 0.69%

With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $223,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $228,329 and
   $50,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $51,984)                                        $275,000    $275,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $124,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $125,928 and
   $77,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $79,238 and
   $58,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $72,570)                                         272,000     272,000
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $70,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $71,300 and
   $104,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $102,402 and
   $101,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $104,133)                                        272,000     272,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $ 819,000)                                                      819,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 92.68%
(COST $93,319,154)                                               $110,114,891
================================================================================

--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES: 7.32%                                        8,694,819
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   8,017,150 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $14.82 PER SHARE: 100.00%                                     $118,809,710
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                           $100,548,250
Undistributed net investment income**                                525,345
Accumulated net realized gain on
   investments                                                       899,389
Net unrealized appreciation of
   investments and foreign currencies                             16,836,726
--------------------------------------------------------------------------------
Total Net Assets                                                $118,809,710
================================================================================

* Non-income producing security.

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

+ Security is partially or fully on loan.

See accompanying notes


                             1999 Semiannual Report o Delaware Pooled Trust   53

Delaware Pooled Trust, Inc. :The Emerging Markets Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                          Number    Market Value
                                                         of Shares       (U.S.$)
--------------------------------------------------------------------------------

 COMMON STOCK: 93.94%
 Argentina: 4.34%
 Central Puerto Class B                                   160,000  $  400,164
 Transportadora de Gas del sur,
    Class B                                               291,900     557,758
 YPF Sociedad Anonima                                       2,800     117,228
 YPF Sociedad Anonima ADR                                  16,200     680,400
                                                                   ----------
                                                                    1,755,550
                                                                   ----------
 Brazil: 19.97%
 Aracruz Celulose ADR                                      53,600   1,072,000
 Brasmotor--Preferred                                   4,549,000     314,762
 Centrais Electricas de
    Santa Catrina                                         987,000     457,274
 Centrais Electricas de
    Santa Catrina GDR                                         620      28,777
 Centrais Electricas de
    Santa Catrina GDR                                       5,350     248,318
 Companhia Energetica de
    Minas Gerais                                       20,200,000     483,730
 Companhia Paranaense de
    Energia Copel ADR                                     105,479     863,609
 Companhia Energetica de
    Minas Gerais GDR                                       24,597     590,102
 Elvadores Atlas                                           26,800     277,352
 Gerdau Metalurgica                                    42,100,000   1,010,704
*Rossi Residential GDR                                     22,000      29,174
 Telecomunicacoes de
    Minas Gerais                                       28,000,000     692,419
 Telecomunicacoes do
    Parana                                              5,200,000     741,516
 Uniao de Bancos
    Brasileiros                                        45,000,000     961,191
 Usinas Siderurgicas de
    Minas Gerais                                           94,300     266,105
 Usinas Siderurgicas de
    Minas Gerais ADR                                       16,152      45,663
                                                                   ----------
                                                                    8,082,696
                                                                   ----------
 Chile: 3.62%
 Administradora de Fondos de
    Pensiones Provida ADR                                  45,000     905,625
 Empresa Nacional Electricidad
    ADR                                                    40,000     560,000
                                                                   ----------
                                                                    1,465,625
                                                                   ----------

                                                Number        Market Value
                                              of Shares            (U.S.$)
--------------------------------------------------------------------------------

 China: 6.13%
 First Tractor                                2,052,000      $  410,366
 Guangdong Kelon Electric
   Holding                                      796,000         718,907
 Guangshen Railway                            5,018,000         660,378
 Shenzhen Expressway                          3,370,800         691,500
                                                             ----------
                                                              2,481,151
                                                             ----------
 Croatia: 1.36%
*Zagrebacka Banka GDR                            62,765         550,763
                                                             ----------
                                                                550,763
                                                             ----------
 Egypt: 1.22%
 Paints and Chemical GDR                         71,275         493,579
                                                             ----------
                                                                493,579
                                                             ----------
 Estonia: 2.03%
*Eesti Telekom GDR                               13,219         279,582
*Eesti Uhispank GDR                             101,090         543,359
                                                             ----------
                                                                822,941
                                                             ----------
 Hong Kong: 0.99%
*Henegan International
 Group                                        1,188,000         398,521
                                                             ----------
                                                                398,521
                                                             ----------
 Hungary: 1.62%
 Gedon Richter GDR                               17,500         654,500
                                                             ----------
                                                                654,500
                                                             ----------
 India: 2.78%
 Larsen & Toubro GDR                             74,500         689,125
 Mahanagar Telecom Nigam
   GDR                                           42,000         436,800
                                                             ----------
                                                              1,125,925
                                                             ----------
 Indonesia: 0.01%
*PT United Tractors                              69,000           4,092
                                                             ----------
                                                                  4,092
                                                             ----------
 Israel: 2.22%
 Bank Hapoalim                                  376,000         897,843
                                                             ----------
                                                                897,843
                                                             ----------


54  Delaware Pooled Trust o 1999 Semiannual Report

                                                          Number    Market Value
                                                         of Shares       (U.S.$)
--------------------------------------------------------------------------------

 Malaysia: 8.43%
*Leader Universal Holdings                               1,700,000  $  527,895
 Petronas Dagangan Berhad                                1,021,000   1,021,000
 Public Finance Berhad                                      95,000      81,000
 Resorts World Berhad                                      547,000     899,671
 Sime Darby Berhad                                         771,000     880,563
                                                                    ----------
                                                                     3,410,129
                                                                    ----------
 Mexico: 6.11%
 ALFA de C.V. Class A                                      108,000     423,290
 Cemex de C.V. Class B                                     186,000     860,000
*Grupo Minsa ADR                                             5,900      25,075
*Grupo Minsa Class C                                       969,054     406,377
 Vitro ADR                                                 120,900     755,625
                                                                    ----------
                                                                     2,470,367
                                                                    ----------
 Peru: 2.30%
 Banco de Credito del Peru                                 256,078     163,503
 Creditcorp Limited                                         36,740     371,993
 Telefonica del Peru ADR                                    26,300     396,144
                                                                    ----------
                                                                       931,640
                                                                    ----------
 Romania: 0.66%
 Banca Turco Romana GDR                                     49,500     268,538
                                                                    ----------
                                                                       268,538
                                                                    ----------
 Russia: 1.91%
 Gazprom ADR                                                11,000     116,875
 Gazprom ADR Reg. S                                          8,200      87,125
 Lukoil Holding ADR                                         11,620     430,870
 Mosenergo ADR                                              58,200     136,770
                                                                    ----------
                                                                       771,640
                                                                    ----------
 Slovenia: 0.17%
*Blagovno Trgovinski Center GDR                              3,460      22,923
 SKB Banka GDR                                               3,600      47,520
                                                                    ----------
                                                                        70,443
                                                                    ----------
 South Africa: 14.43%
 Amalgamated Banks of South
   Africa                                                   60,000     316,310
 Anglo American Corporation
   of South Africa Limited                                  29,500   1,527,974
 Edgars Stores Limited                                      28,186     143,948
 Iscor Limited                                           3,928,300   1,229,616
*Sanlam Limited                                            351,000     345,217
 Sappi Limited                                             132,400     959,736
 Sasol Limited                                             185,000   1,316,919
                                                                    ----------
                                                                     5,839,720
                                                                    ----------

                                                          Number    Market Value
                                                         of Shares       (U.S.$)
--------------------------------------------------------------------------------

 South Korea: 2.40%
 Pohang Iron & Steel                                      8,380   $    713,590
 Pohang Iron & Steel ADR                                 10,000        257,500
                                                                  ------------
                                                                       971,090
                                                                  ------------
 Taiwan: 1.10%
 Yageo GDR                                               24,460        128,993
 Yageo GDR                                               64,680        315,315
                                                                  ------------
                                                                       444,308
                                                                  ------------
 Thailand: 3.74%
*Bangkok Bank                                           309,400        927,073
*Hana Microelectronics Public
   Co. Limited                                          268,000        506,411
 Thai Reinsurance Public
   Co. Limited                                           49,500         79,278
                                                                  ------------
                                                                     1,512,762
                                                                  ------------

 Turkey: 3.96%
*Efes Sinai Yatirim Holding                          34,678,100        428,881
*Efes Sinai Yatirim ADR                                 118,160        150,654
 Koc Holding                                          4,282,800        775,401
 Netas-Northern Eleckrik
  Telekomunikayson                                   10,636,600        249,535
                                                                  ------------
                                                                     1,604,471
                                                                  ------------

 United States: 2.44%
*India Fund, (The)                                      118,000        988,250
                                                                  ------------
                                                                       988,250
                                                                  ------------
--------------------------------------------------------------------------------
 Total Common Stock
 (cost $50,406,072)                                                 38,016,544
 ==============================================================================

 RIGHTS: 0.08%
 Thailand: 0.08%
*Thai Reinsurance                                        24,750         32,958
 ------------------------------------------------------------------------------
 Total Rights
 (cost $0)                                                              32,958
 ==============================================================================

 WARRANTS: 0.00%
 Hong Kong: 0.00%
*Guangdong Investment 7/99                                9,200             12
 ------------------------------------------------------------------------------
 Total Warrants
 (cost $0)                                                                  12
 ==============================================================================

                             1999 Semiannual Report o Delaware Pooled Trust   55

                                                  Principal      Market Value
                                                   Amount             (U.S.$)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: 5.92%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $651,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $667,982 and
   $147,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $152,081)                               $803,800      $      803,800
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $362,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $368,405 and
   $224,000 U.S.
   Treasury Notes 5.50%
   due 5/31/03, market
   value $231,812 and
   $171,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $212,306)                                796,500             796,500
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $204,000 U.S.
   Treasury Notes 6.375%
   due 7/15/99, market
   value $208,589 and
   $304,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $299,580 and
   $297,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $304,642)                                795,700             795,700
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $2,396,000)                                                   2,396,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 99.94%
(COST $52,802,072)                                                $40,445,514
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES: 0.06%                                           24,333
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   5,964,469 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $6.79 PER SHARE: 100.00%                                       $40,469,847
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                             $55,570,677
Undistributed net investment loss**                                  (109,002)
Accumulated net realized loss on
   investments                                                     (2,634,392)
Net unrealized depreciation of
   investments and foreign currencies                             (12,357,436)
--------------------------------------------------------------------------------
Total Net Assets                                                  $40,469,847
================================================================================

*  Non-income producing security.

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

ADR = American  Depository Receipt

GDR = Global Depository Receipt

See accompanying notes


56   Delaware Pooled Trust o 1999 Semiannual Report

`

Delaware Pooled Trust, Inc.: The Global Fixed Income Portfolio
Statement of Net Assets
April 30, 1999
(Unaudited)

                                                  Principal      Market Value
                                                   Amount*            (U.S.$)
--------------------------------------------------------------------------------

BONDS: 96.12%
Australia: 13.04%
Australian Government
6.75% 11/15/06                                A$  20,000,000    $   14,329,438
Australian Government
10.00% 2/15/06                                    15,000,000        12,512,226
New South Wales Treasury
6.50% 5/1/06                                      25,000,000        17,211,050
New South Wales Treasury
7.00% 2/1/00                                      20,000,000        13,449,444
Queensland Treasury
8.00% 7/14/99                                     30,000,000        19,971,573
Queensland Treasury
8.00% 5/14/03                                     10,000,000         7,263,356
                                                                  ------------
                                                                    84,737,087
                                                                  ------------
Canada: 23.46%
British Columbia
7.75% 6/16/03                                 C$  40,000,000        30,045,236
Government of Canada
4.75% 9/15/99                                     40,000,000        27,480,466
Government of Canada
10.25% 3/15/14                                    20,000,000        20,671,145
KFW International Finance
6.50% 12/28/01                                     6,000,000         4,242,358
Kingdom of Norway
8.375% 1/27/03                                    10,000,000         7,538,040
Ontario Hydro
5.60% 6/2/08                                      25,000,000        17,429,232
Ontario Hydro
10.00% 3/19/01                                    20,000,000        14,912,269
Ontario Province
8.00% 3/11/03                                     40,000,000        30,162,029
                                                                  ------------
                                                                   152,480,775
                                                                  ------------
Germany: 10.11%
Baden Wurt L-Finance NV
5.25% 9/26/01                                 Eu  15,000,000         8,538,947
Baden Wurt L-Finance NV
6.625% 8/20/03                                    26,000,000        15,885,236
Bundesrepublic Deutschland
6.00% 1/4/07                                      20,000,000        24,398,800
Bundesrepublic Deutschland
6.25% 1/4/24                                       2,895,216         3,700,267

                                                  Principal      Market Value
                                                   Amount*            (U.S.$)
--------------------------------------------------------------------------------

  International Bank
  Reconstruction &
  Development
  6.125% 9/27/02                            EU  8,000,000        $ 4,746,160
  Republic of Finland
  5.50% 2/9/01                                  4,000,000          2,264,386
  Treuhandansstalt
  6.875% 6/11/03                                5,112,919          6,197,939
                                                                 -----------
                                                                  65,731,735
                                                                 -----------
  Japan: 9.85%
  International Bank
  Reconstruction &
  Development
  4.75% 12/20/04                       Jpy  1,000,000,000         10,231,672
  Japan Government
  4.50% 12/20/04                            1,500,000,000         15,026,396
+ Kingdom of Spain
  3.10% 9/20/06                             2,000,000,000         19,162,133
  Republic of Italy
  3.75% 6/8/05                              2,000,000,000         19,560,960
                                                                 -----------
                                                                  63,981,161
                                                                 -----------
  Netherlands: 5.47%
  Netherlands Government
  8.25% 9/15/07                            Eu  17,016,760         23,546,446
  Netherlands Government
  9.00% 5/15/00                                10,663,836         12,007,835
                                                                 -----------
                                                                  35,554,281
                                                                 -----------
  New Zealand: 12.70%
  Government of
  New Zealand
  7.00% 7/15/09                           NZ$  32,000,000         19,565,876
  Government of
  New Zealand
  8.00% 2/15/01                                28,500,000         16,806,165
+ Government of
  New Zealand
  8.00% 4/15/04                                30,500,000         18,947,907
+ Government of
  New Zealand
  8.00% 11/15/06                                6,000,000          3,834,733
  Government of
  New Zealand
  10.00% 3/15/02                               12,000,000          7,586,718


                             1999 Semiannual Report o Delaware Pooled Trust   57

                                                  Principal      Market Value
                                                   Amount*            (U.S.$)
--------------------------------------------------------------------------------

  International Bank
  Reconstruction &
  Development
  7.00% 9/18/00                                NZ$  7,500,000     $ 4,298,186
  International Bank
  Reconstruction &
  Development
  7.25% 5/27/03                                    14,000,000       8,233,111
  Ontario Province
  6.25% 12/03/08                                    6,000,000       3,278,743
                                                                  -----------
                                                                   82,551,439
                                                                  -----------
  Sweden: 13.54%
  Swedish Export Credit
  6.50% 6/5/01                                 Sk  25,000,000       3,145,807
  Swedish Government
  6.00% 2/9/05                                    210,000,000      27,966,228
  Swedish Government
  8.00% 8/15/07                                    80,000,000      12,128,059
  Swedish Government
  9.00% 4/20/09                                   198,000,000      32,757,527
  Swedish Government
  10.25% 5/5/00                                    40,000,000       5,083,710
  Swedish Government
  10.25% 5/5/03                                    30,000,000       4,469,571
  Swedish Government
  13.00% 6/15/01                                   17,000,000       2,421,237
                                                                  -----------
                                                                   87,972,139
                                                                  -----------
  United States: 7.95%
+ Baden Wurt L-Finance NV
  5.75% 2/25/08                                  $  4,000,000       3,947,200
  Korea Electric Power
  6.38% 12/1/03                                     3,600,000       3,466,800
  U.S. Treasury Inflation
  Index Notes
  3.375% 1/15/07                                   14,518,280      14,001,066
  U.S. Treasury Inflation
  Index Notes
  3.625% 7/15/02                                   14,362,320      14,312,950
  U.S. Treasury Inflation
  Index Notes
  3.625% 1/15/08                                   16,271,840      15,920,978
                                                                  -----------
                                                                   51,648,994
                                                                  -----------
  ------------------------------------------------------------------------------
  Total Bonds
  (cost $621,300,087)                                               624,657,611
  ==============================================================================

                                                  Principal      Market Value
                                                   Amount*             (U.S.$)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: 1.86%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $3,291,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $3,374,760 and
   $744,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $768,337)                                $4,060,000     $    4,060,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $1,828,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $1,861,244 and
   $1,134,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $1,171,156 and
   $862,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $1,072,606)                               4,023,000          4,023,000
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $1,031,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $1,053,825 and
   $1,536,000 U.S. Treasury
   Notes 4.00% due 10/31/00,
   market value $1,513,530
   and $1,499,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market value $1,539,104)          4,022,000          4,022,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $12,105,000)                                                   12,105,000
================================================================================


58   Delaware Pooled Trust o 1999 Semiannual Report

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 97.98%
(COST $633,405,087)                                                $636,762,611
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES: 2.02%                                         13,099,588
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   59,695,351 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $10.89 PER SHARE: 100.00%                                       $649,862,199
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common Stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                              $637,835,215
Undistributed net investment income **                                5,477,674
Accumulated net realized gain on
   investments                                                        3,402,271
Net unrealized appreciation of
   investments and foreign currencies                                 3,147,039
--------------------------------------------------------------------------------
Total Net Assets                                                   $649,862,199
================================================================================

* Principal amount is stated in the currency in which each security is denominated:

A$ = Australian Dollars

C$ = Canadian Dollars

Esp = Spanish Pesetas

Eu = Euro

Itl = Italian Lira

Jpy = Japanese Yen

NZ$ = New Zealand Dollars

Sk = Swedish Kroner

$ = U.S. Dollar

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

+ Security is partially or fully on loan.

See accompanying notes


                             1999 Semiannual Report o Delaware Pooled Trust   59

Delaware Pooled Trust, Inc.: The International Fixed Income Portfolio Statement of Net Assets
April 30,1999
(Unaudited)

                                                       Principal   Market Value
                                                         Amount*    (U.S. $)
--------------------------------------------------------------------------------

BONDS: 95.89%
Australia: 10.94%
Australian Government
   6.75% 11/15/06                                    A$ 1,000,000   $ 716,472
Federal National
   Mortgage Association
   5.75% 9/5/00                                         2,500,000   1,671,075
New South Wales Treasury
   7.00% 2/1/00                                         6,100,000   4,102,080
Queensland Treasury
   8.00% 5/14/03                                        6,500,000   4,721,181
                                                                   ----------
                                                                   11,210,808
                                                                   ----------
Canada: 15.89%
Abbey National Treasury
   Service 6.75% 2/25/04                             C$   900,000     648,506
British Columbia
   7.75% 6/16/03                                        4,000,000   3,004,524
CHUBU Electric Power
   7.375% 3/30/01                                         700,000     497,748
General Electric Capital
   of Canada
   7.13% 2/12/04                                          900,000     659,301
Government of Canada
   5.25% 9/1/03                                         8,500,000   5,899,315
Government of Canada
   5.50% 6/1/09                                         1,000,000     704,572
Government of Canada
   6.00% 6/1/08                                         1,000,000     728,239
Government of Canada
   7.50% 9/1/00                                           500,000     355,322
KFW International Finance
   6.50% 12/28/01                                       1,400,000     989,883
Ontario Hydro
   5.60% 6/2/08                                         4,000,000   2,788,677
                                                                   ----------
                                                                   16,276,087
                                                                   ----------

Germany: 19.22%
Baden Wurt L-Finance NV
   5.250% 9/26/01                                   Eu  2,000,000   1,138,526
Bayerische Vereinsbank
   6.50% 6/6/05                                         3,000,000   3,670,936
Bundesrepublik Deutschland
   6.00% 1/4/07                                         1,000,000   1,219,940
Bundesrepublik Deutschland
   6.25% 1/4/24                                         1,022,584   1,306,926

                                                       Principal   Market Value
                                                         Amount*    (U.S. $)
--------------------------------------------------------------------------------

Bundesrepublik Deutschland
   6.50% 7/4/27                                       Eu  766,938 $ 1,016,327
Bundesrepublik Deutschland
   8.00% 7/22/02                                        6,000,000   7,325,992
DSL Finance NV
   6.00% 2/21/06                                        2,900,000   1,770,951
Nordic Investment Bank
   4.88% 3/1/01                                         4,000,000   2,239,594
                                                                   ----------
                                                                   19,689,192
                                                                   ----------

Japan: 14.51%
International Bank
   Reconstruction &
   Development
   4.75% 12/20/04                                Jpy  400,000,000   4,092,670
Japan Government
   6.70% 6/20/00                                      370,000,000   3,324,576
Kingdom of Spain
   3.10% 9/20/06                                      450,000,000   4,311,480
Republic of Italy
   3.75% 6/8/05                                       320,000,000   3,129,754
                                                                   ----------
                                                                   14,858,480
                                                                   ----------

Netherlands: 1.81%
DSL Finance NV
   5.75% 3/19/09                                   Nlg  1,500,000     907,849
Netherlands Government
   8.25% 9/15/07                                          310,912     430,215
Netherlands Government
   9.00% 5/15/00                                          453,780     510,971
                                                                   ----------
                                                                    1,849,035
                                                                   ----------

New Zealand: 12.32%
Federal National
   Mortgage Association
   7.25% 6/20/02                                   NZ$  3,000,000   1,754,759
Government of
   New Zealand
   7.00% 7/15/09                                        6,000,000   3,668,602
Government of
   New Zealand
   8.00% 2/15/01                                        1,500,000     884,535
Government of
   New Zealand
   8.00% 4/15/04                                        3,000,000   1,863,729
Government of
   New Zealand
   8.00% 11/15/06                                       2,950,000   1,885,410



60 Delaware Pooled Trust o 1999 Semiannual Report

                                                       Principal   Market Value
                                                         Amount*    (U.S. $)
--------------------------------------------------------------------------------

Government of
   New Zealand
   10.00% 3/15/02                                  NZ$  2,750,000 $ 1,738,623
International Bank
   Reconstruction &
   Development
   5.38% 11/6/03                                        1,500,000     822,970
                                                                   ----------
                                                                   12,618,628
                                                                   ----------

Sweden: 14.05%
Swedish Government
   6.00% 2/9/05                                    Sk  15,000,000   1,997,588
Swedish Government
   8.00% 8/15/07                                       21,500,000   3,259,416
Swedish Government
   9.00% 4/20/09                                       21,500,000   3,557,004
Swedish Government
   10.25% 5/5/03                                       15,000,000   2,234,786
Swedish Government
   13.00% 6/15/01                                      23,500,000   3,347,005
                                                                   ----------
                                                                   14,395,799
                                                                   ----------

United States: 7.15%
U.S.Treasury Inflation
   Index Notes
   3.375% 1/15/07                                      $3,111,060   3,000,228
US Treasury Inflation
   Index Notes
   3.625% 7/15/02                                       1,743,996   1,738,001
US Treasury Inflation
   Index Notes
   3.625% 1/15/08                                       2,644,174   2,587,159
                                                                   ----------
                                                                    7,325,388
                                                                   ----------
--------------------------------------------------------------------------------
Total Bonds
(cost $98,096,311)                                                 98,223,417
================================================================================

                                                       Principal   Market Value
                                                         Amount*    (U.S. $)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: 1.64%
With Chase Manhattan
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $458,000 U.S.
   Treasury Notes 5.50%
   due 12/31/00, market
   value $469,393 and
   $104,000 U.S.
   Treasury Notes 5.75%
   due 08/15/03, market
   value $107,159)                                       $565,000  $  565,000
With J.P. Morgan Securities
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $255,000 U.S.
   Treasury Notes 5.75%
   due 10/31/02, market
   value $259,202 and
   $158,000 U.S.
   Treasury Notes 5.50%
   due 05/31/03, market
   value $163,304 and
   $120,000 U.S.
   Treasury Notes 11.125%
   due 08/15/03, market
   value $148,987)                                        560,000     560,000
With PaineWebber
   4.85% 05/03/99 (dated
   04/30/99, collateralized
   by $144,000 U.S.
   Treasury Notes 6.375%
   due 07/15/99, market
   value $147,033 and
   $213,000 U.S.
   Treasury Notes 4.00%
   due 10/31/00, market
   value $210,369 and
   $209,000 U.S.
   Treasury Notes 6.25%
   due 10/31/01, market
   value $214,292)                                        560,000     560,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(cost $1,685,000)                                                   1,685,000
================================================================================


                             1999 Semiannual Report o Delaware Pooled Trust   61

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES: 97.53%
(COST $99,781,311)                                                $99,908,417
================================================================================

--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES: 2.47%                                        2,529,675
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   9,797,415 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO
   $10.46 PER SHARE: 100.00%                                     $102,438,092
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 1999:
--------------------------------------------------------------------------------
Common Stock, $0.01 par value,
   2,000,000,000 shares authorized
   to the Fund with 50,000,000
   shares allocated to this Portfolio                             $99,536,784
Undistributed net investment income **                              1,285,871
Accumulated net realized gain on
   investments                                                      1,554,020
Net unrealized appreciation of
   investments and foreign currencies                                  61,417
--------------------------------------------------------------------------------
Total Net Assets                                                 $102,438,092
================================================================================

* Principal amount is stated in the currency in which each security is denominated:

A$  = Australian Dollars
C$  = Canadian Dollars
Esp = Spanish Pesetas
Eu  = Euro
Itl = Italian Lira
Jpy = Japanese Yen
NZ$ = New Zealand Dollars
Sk  = Swedish Kroner
$   = U.S. Dollar

** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes


62 Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Statements of Assets and Liabilities
April 30, 1999
(Unaudited)

                                                                                                                          The
                                                          The                  The                   The              Labor Select
                                                       Aggregate            High-Yield              Global            International
                                                     Fixed Income             Bond                  Equity               Equity
                                                      Portfolio             Portfolio              Portfolio            Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments at market                                $  8,441,940          $ 23,971,515          $  3,588,055         $110,114,891
Cash and Foreign Currencies                                52,466                12,109                 1,548               63,752
Dividends and interest receivable                          44,685               457,724                 9,826              376,445
Receivable for securities sold                                 --             1,811,250               235,509            9,111,323
Other assets                                                   --                    --                22,740                   --
                                                     ------------------------------------------------------------------------------
Total assets                                            8,539,091            26,252,598             3,857,678          119,666,411
                                                     ------------------------------------------------------------------------------
Liabilities:
Payable for securities purchased                        2,134,798             1,800,000               314,387              819,000
Other accounts payable and accrued expenses                33,088                52,285                52,135               37,701
                                                     ------------------------------------------------------------------------------
Total liabilities                                       2,167,886             1,852,285               366,522              856,701
                                                     ------------------------------------------------------------------------------
Total Net Assets                                     $  6,371,205          $ 24,400,313          $  3,491,156         $118,809,710
                                                     ==============================================================================
Investments at cost                                  $  8,513,155          $ 24,890,672          $  3,344,280         $ 93,319,154
                                                     ==============================================================================


See accompanying notes

























                             1999 Semiannual Report o Delaware Pooled Trust   63

Delaware Pooled Trust, Inc.
Statements of Operations
(Unaudited)

                                                            Six Months     Six Months    Six Months     Six Months
                                                              Ended          Ended         Ended          Ended
                                                             4/30/99        4/30/99       4/30/99        4/30/99
                                                           ----------------------------------------------------------------

                                                                The           The            The            The
                                                             Large-Cap       Core          Mid-cap        Mid-Cap
                                                            Value Equity     Equity     Growth Equity   Value Equity
                                                             Portfolio      Portfolio     Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                    $   112,380    $    494     $   10,514      $  1,474
Dividends                                                     1,521,671      14,992          6,721        26,212
                                                           ----------------------------------------------------------------
                                                              1,634,051      15,486         17,235        27,686
                                                           ----------------------------------------------------------------
Expenses:
Management fees                                                 354,345       6,179         23,398        10,196
Accounting and administration                                    35,300         574          1,500           873
Reports and statements to shareholders                            6,200       2,600            600           200
Registration fees                                                12,314       4,410          2,341         2,873
Professional fees                                                 4,000         500          1,200           730
Taxes (other than taxes on income)                                2,962          10          1,200           450
Dividend disbursing and transfer agent fees and expenses          2,014          93          1,100           460
Custodian fees                                                    1,376         374            215           120
Directors' fees                                                   1,250          93          1,100           180
Amortization of organization expenses                                --          --             --            --
Other                                                             2,780         370          1,057           390
                                                           ----------------------------------------------------------------
                                                                422,541      15,203         33,711        16,472

Less expenses absorbed or waived                                 (2,509)     (7,600)        (6,149)       (4,338)
Less expenses paid indirectly                                    (2,876)        (26)          (152)          (47)
                                                           ----------------------------------------------------------------

Total expenses                                                  417,156       7,577         27,410        12,087
                                                           ----------------------------------------------------------------

Net Investment Income (Loss)                                  1,216,895       7,909        (10,175)       15,599
                                                           ----------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments:
Net realized gain (loss) on investments                         931,786      11,584        274,521      (110,514)
Net change in unrealized appreciation/depreciation
   of investments                                            17,483,522     186,224      1,212,398       282,456
                                                           ----------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments                                            18,415,308     197,808      1,486,919       171,942
                                                           ----------------------------------------------------------------

Net Increase In Net Assets Resulting
   from Operations                                          $19,632,203    $205,717     $1,476,744      $187,541
                                                           ================================================================

* Date of commencement of operations.

See accompanying notes

64  Delaware Pooled Trust o 1999 Semiannual Report

---------
RESTUBBED
---------

                                                            Six Months      3/29/99*      Six Months       Six Months
                                                              Ended            to           Ended            Ended
                                                             4/30/99        4/30/99        4/30/99          4/30/99
                                                           ----------------------------------------------------------------
                                                                                              The
                                                                The            The         Real Estate          The
                                                             Small-Cap       Small-Cap     Investment      Intermediate
                                                            Growth Equity  Value Equity      Trust         Fixed Income
                                                             Portfolio      Portfolio     Portfolio II       Portfolio
                                                           ----------------------------------------------------------------
Investment Income:
Interest                                                      $ 17,167     $    941         $  4,317        $ 782,428
Dividends                                                        2,448        3,457          172,457               --
                                                           ----------------------------------------------------------------
                                                                19,615        4,398          176,774          782,428
                                                           ----------------------------------------------------------------
Expenses:
Management fees                                                 14,541        1,320           21,605           47,496
Accounting and administration                                      767            5            1,283            4,671
Reports and statements to shareholders                           1,100            5              900            4,000
Registration fees                                                4,910            5            5,648           19,000
Professional fees                                                1,700            7            7,847            5,000
Taxes (other than taxes on income)                                 180           --            1,951            2,400
Dividend disbursing and transfer agent fees and expenses           160            9               47            8,898
Custodian fees                                                   1,041          314              650               --
Directors' fees                                                     --           15              273              401
Amortization of organization expenses                               --           --               --            2,526
Other                                                            1,239           31              656            4,030
                                                           ----------------------------------------------------------------
                                                                25,638        1,711           40,860           98,422

Less expenses absorbed or waived                                (8,411)          (4)         (16,200)         (35,004)
Less expenses paid indirectly                                     (137)        (323)             (66)            (276)
                                                           ----------------------------------------------------------------

Total expenses                                                  17,090        1,384           24,594           63,142
                                                           ----------------------------------------------------------------

Net Investment Income (Loss)                                     2,525        3,014          152,180          719,286
                                                           ----------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments:
Net realized gain (loss) on investments                        312,445        4,881         (385,760)          60,113
Net change in unrealized appreciation/depreciation
   of investments                                              481,659      157,930          624,506         (353,286)
                                                           ----------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments                                              794,104      162,811          238,746         (293,173)
                                                           ----------------------------------------------------------------

Net Increase In Net Assets Resulting
   from Operations                                            $796,629     $165,825         $390,926        $ 426,113
                                                           ================================================================

                             1999 Semiannual Report o Delaware Pooled Trust   65

Delaware Pooled Trust, Inc.
Statements of Operations continued
(Unaudited)

                                                            Six Months     Six Months    Six Months       Six Months
                                                              Ended          Ended         Ended             Ended
                                                             4/30/99        4/30/99       4/30/99           4/30/99
                                                           ----------------------------------------------------------------

                                                                The           The             The              The
                                                             Aggregate     High-Yield    Diversified Core     Global
                                                           Fixed Income       Bond         Fixed Income       Equity
                                                             Portfolio      Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                     $157,460      $1,062,587         $121,916      $    2,542
Dividends                                                          --          25,374               --          39,686
Foreign tax withheld                                               --              --              (41)         (2,401)
                                                           ----------------------------------------------------------------
                                                              157,460       1,087,961          121,875          39,827
                                                           ----------------------------------------------------------------
Expenses:
Management fees                                                10,986          49,772            7,114          14,297
Accounting and administration                                   1,073           4,795              646             546
Reports and statements to shareholders                          1,305           1,500            2,150           4,800
Registration fees                                               1,800          12,000            2,790           5,200
Professional fees                                                 450           9,852              400           6,900
Taxes (other than taxes on income)                                286           2,100              294           1,200
Dividend disbursing and transfer agent fees and expenses          451           2,938              281             580
Custodian fees                                                  1,039             800               --           1,557
Directors' fees                                                   209             317              159             201
Amortization of organization expenses                              --              --               --              --
Other                                                             905             971               93           1,276
                                                           ----------------------------------------------------------------
                                                               18,504          85,045           13,927           36,557
                                                           ----------------------------------------------------------------

Less expenses absorbed or waived                               (4,125)        (21,029)          (4,533)        (21,031)
Less expenses paid indirectly                                     (63)           (254)             (38)            (78)
                                                           ----------------------------------------------------------------

Total expenses                                                 14,316          63,762            9,356          15,448
                                                           ----------------------------------------------------------------

Net Investment Income                                         143,144       1,024,199          112,519          24,379
                                                           ----------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments                                                  (105,655)     (1,255,095)         (35,649)         96,198
Foreign currencies                                                 --              --              254           7,241
                                                           ----------------------------------------------------------------
Net realized gain (loss)                                     (105,655)     (1,255,095)         (35,395)        103,439
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                      (94,339)      1,387,486           80,094         270,784
                                                           ----------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) On
   Investments and Foreign Currencies                        (199,994)        132,391           44,699         374,223
                                                           ----------------------------------------------------------------

Net Increase (Decrease) In Net Assets
   Resulting from Operations                                 ($56,850)     $1,156,590         $157,218        $398,602
                                                           ================================================================

* Date of commencement of operations.

See accompanying notes

66   Delaware Pooled Trust o 1999 Semiannual Report

---------
RESTUBBED
---------

                                                            Six Months     Six Months    Six Months       Six Months    Six Months
                                                              Ended          Ended         Ended             Ended        Ended
                                                             4/30/99        4/30/99       4/30/99           4/30/99      4/30/99
                                                           -------------------------------------------------------------------------
                                                                              The                          The
                                                                The       Labor Select       The          Global           The
                                                           International  International    Emerging       Fixed       International
                                                              Equity         Equity        Markets        Income       Fixed Income
                                                             Portfolio      Portfolio      Portfolio     Portfolio       Portfolio
                                                           -------------------------------------------------------------------------
Investment Income:
Interest                                                   $ 1,059,296   $    92,840       $   59,327   $19,841,454    $2,790,584
Dividends                                                    8,521,715     1,369,821          575,401            --            --
Foreign tax withheld                                          (788,558)     (138,779)         (19,181)           --       (19,210)
                                                           -------------------------------------------------------------------------
                                                             8,792,453     1,323,882          615,547    19,841,454     2,771,374
                                                           -------------------------------------------------------------------------
Expenses:
Management fees                                              2,500,937       338,976          199,967     1,634,425       231,477
Accounting and administration                                  139,484        19,495            6,619       131,953        18,086
Reports and statements to shareholders                          41,200         1,200            9,918        73,061        20,906
Registration fees                                               16,500           700            3,200         1,375            --
Professional fees                                               27,744           665            2,666        20,200         7,900
Taxes (other than taxes on income)                              29,724         2,600            2,049        16,792         2,100
Dividend disbursing and transfer agent fees and expenses         7,050           800              950         5,294           928
Custodian fees                                                 114,879         1,947           30,763        70,999         7,154
Directors' fees                                                  5,224           200              413         5,732           840
Amortization of organization expenses                               --            --               --            --            --
Other                                                           83,603         1,222           13,522        79,738        12,486
                                                           -------------------------------------------------------------------------
                                                             2,966,345       367,805          270,067     2,039,569       301,877

Less expenses absorbed or waived                                    --            --          (14,518)      (63,062)      (27,087)
Less expenses paid indirectly                                   (9,055)       (3,169)            (508)      (26,035)       (2,219)
                                                           -------------------------------------------------------------------------

Total expenses                                               2,957,290       364,636          255,041     1,950,472       272,571
                                                           -------------------------------------------------------------------------

Net Investment Income                                        5,835,163       959,246          360,506    17,890,982     2,498,803
                                                           -------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
   On Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments                                                  3,696,671       894,311       (1,166,803)    3,424,030     1,576,816
Foreign currencies                                           1,427,707       210,942         (355,484)      899,643       104,072
                                                           -------------------------------------------------------------------------
Net realized gain (loss)                                     5,124,378     1,105,253       (1,522,287)    4,323,673     1,680,888
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                    88,935,136    11,754,825        7,612,041   (10,087,982)   (2,801,509)
                                                           -------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) On
   Investments and Foreign Currencies                       94,059,514    12,860,078        6,089,754    (5,764,309)   (1,120,621)
                                                           -------------------------------------------------------------------------

Net Increase (Decrease) In Net Assets
   Resulting from Operations                               $99,894,677   $13,819,324       $6,450,260   $12,126,673    $1,378,182
                                                           =========================================================================



                             1999 Semiannual Report o Delaware Pooled Trust   67

Delaware Pooled Trust, Inc.
Statements of Changes in Net Assets

                                                                 Six Months
                                                                   Ended            Year
                                                                  4/30/99          Ended
                                                                (Unaudited)       10/31/98
                                                             ------------------------------------------------------
                                                                    The             The
                                                                 Large-Cap        Large-Cap
                                                               Value Equity      Value Equity
                                                                Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)                                  $   1,216,895     $   1,846,628
Net realized gain (loss) on investments                             931,786        14,115,039
Net change in unrealized appreciation/
   depreciation of investments                                   17,483,522        (5,247,826)
                                                             ------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                     19,632,203        10,713,841
                                                             ------------------------------------------------------
Distributions to Shareholders From:
Net investment income                                            (1,658,629)       (1,837,808)
Net realized gain on investments                                (14,283,816)      (12,031,890)
                                                             ------------------------------------------------------
                                                                (15,942,445)      (13,869,698)
                                                             ------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold                                        32,207,413        36,847,413
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments                              15,621,199        13,671,296
                                                             ------------------------------------------------------
                                                                 47,828,612        50,518,709

Cost of shares repurchased                                       (7,551,307)      (10,606,420)
                                                             ------------------------------------------------------
Increase (decrease) in net assets derived from
   capital share transactions                                    40,277,305        39,912,289
                                                             ------------------------------------------------------

Net Increase (Decrease) In Net Assets                            43,967,063        36,756,432

Net Assets:
Beginning of period                                             117,858,330        81,101,898
                                                             ------------------------------------------------------
End of period                                                 $ 161,825,393     $ 117,858,330
                                                             ======================================================

68 1999 Semiannual Report o Delaware Pooled Trust

---------
RESTUBBED
---------

                                                   Six Months              Six Months                  Six Months
                                                     Ended      9/15/98*     Ended           Year         Ended        12/29/97*
                                                    4/30/99       to        4/30/99         Ended        4/30/99          to
                                                  (Unaudited)  10/31/98   (Unaudited)     10/31/98      (Unaudited)     10/31/98
------------------------------------------------------------------------------------------------------------------------------------
                                                      The        The          The            The           The             The
                                                      Core      Core        Mid-Cap         Mid-Cap       Mid-Cap         Mid-Cap
                                                     Equity    Equity     Growth Equity  Growth Equity  Value Equity   Value Equity
                                                    Portfoio  Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)                       $   7,909  $    2,878  $   (10,175)    $     7,760    $  15,599      $   33,701
Net realized gain (loss) on investments               11,584      (5,571)     274,521       1,308,614     (110,514)       (147,698)
Net change in unrealized appreciation/
   depreciation of investments                       186,224     114,455    1,212,398      (1,292,306)     282,456        (161,927)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         205,717     111,762    1,476,744          24,068      187,541        (275,924)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
Net investment income                                 (5,882)         --       (7,009)             --      (42,353)             --
Net realized gain on investments                          --          --   (1,233,662)     (4,706,261)          --              --
------------------------------------------------------------------------------------------------------------------------------------
                                                      (5,882)         --   (1,240,671)     (4,706,261)     (42,353)             --
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold                                 --   2,000,009      545,339          60,373           --       3,000,008
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments                    5,882          --    1,237,733       4,706,261       42,353              --
------------------------------------------------------------------------------------------------------------------------------------
                                                       5,882   2,000,009    1,783,072       4,766,634       42,353       3,000,008

Cost of shares repurchased                                --          --     (149,786)     (5,522,390)          --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived from
   capital share transactions                          5,882   2,000,009    1,633,286        (755,756)      42,353       3,000,008
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets                205,717   2,111,771    1,869,359      (5,437,949)     187,541       2,724,084

Net Assets:
Beginning of period                                2,111,771          --    4,879,498      10,317,447    2,724,084              --
------------------------------------------------------------------------------------------------------------------------------------
End of period                                     $2,317,488  $2,111,771   $6,748,857     $ 4,879,498   $2,911,625      $2,724,084
====================================================================================================================================

* Date of commencement of operations.

See accompanying notes

                             1999 Semiannual Report o Delaware Pooled Trust   69

Delaware Pooled Trust, Inc.
Statements of Changes in Net Assets continued

                                                          Six Months                        3/29/99*          Six Months
                                                            Ended          9/15/98*            to                Ended
                                                           4/30/99            to             4/30/99            4/30/99
                                                         (Unaudited)       10/31/98        (Unaudited)        (Unaudited)
                                                      ---------------------------------------------------------------------------
                                                                                                                   The
                                                             The              The              The            Real Estate
                                                          Small-Cap        Small-Cap         Small-Cap         Investment
                                                        Growth Equity    Growth Equity     Value Equity           Trust
                                                           Portfolio       Portfolio         Portfolio        Portfolio II
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                    $    2,525      $    6,558         $    3,014         $  152,180
Net realized gain (loss) on investments                     312,445         (45,106)             4,881           (385,760)
Net change in unrealized appreciation/
   depreciation of investments                              481,659         356,345            157,930            624,506
                                                      ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                796,629         317,797            165,825            390,926
                                                      ---------------------------------------------------------------------------
Distributions to Shareholders From:
Net investment income                                        (8,824)             --                 --           (311,766)
Net realized gain on investments                                 --              --                 --                 --
                                                      ---------------------------------------------------------------------------
                                                             (8,824)             --                 --           (311,766)
                                                      ---------------------------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold                                        --       3,000,008          2,000,008                 --
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments                           8,824              --                 --            311,766
                                                      ---------------------------------------------------------------------------
                                                              8,824       3,000,008          2,000,008            311,766

Cost of shares repurchased                                       --              --                 --           (299,881)
                                                      ---------------------------------------------------------------------------
Increase (decrease) in net assets derived from
   capital share transactions                                 8,824       3,000,008          2,000,008             11,885
                                                      ---------------------------------------------------------------------------
Net Increase (Decrease) In Net Assets                       796,629       3,317,805          2,165,833             91,045

Net Assets:
Beginning of period                                       3,317,805              --                 --          5,762,546
                                                      ---------------------------------------------------------------------------
End of period                                            $4,114,434      $3,317,805         $2,165,833         $5,853,591
=================================================================================================================================

70  Delaware Pooled Trust o 1999 Semiannual Report

---------
RESTUBBED
---------

                                                                       Six Months                     Six Months
                                                         11/4/97*        Ended           Year           Ended        12/29/97*
                                                            to           4/30/99         Ended          4/30/99          to
                                                         10/31/98      (Unaudited)     10/31/98       (Unaudited)     10/31/98
------------------------------------------------------------------------------------------------------------------------------------
                                                            The
                                                        Real Estate        The             The           The           The
                                                        Investment     Intermediate    Intermediate    Aggregate     Aggregate
                                                           Trust       Fixed Income    Fixed Income   Fixed Income  Fixed Income
                                                       Portfolio II     Portfolio       Portfolio      Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                   $  294,291      $   719,286     $ 1,767,782   $   143,144    $   97,533
Net realized gain (loss) on investments                   (276,394)          60,113         420,336      (105,655)       28,577
Net change in unrealized appreciation/
   depreciation of investments                            (784,976)        (353,286)       (113,061)      (94,339)       23,124
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              (767,079)         426,113       2,075,057       (56,850)      149,234
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders From:
Net investment income                                      (39,470)        (722,656)     (1,764,413)     (133,460)           --
Net realized gain on investments                                --         (416,649)        (30,150)      (28,097)           --
------------------------------------------------------------------------------------------------------------------------------------
                                                           (39,470)      (1,139,305)     (1,794,563)     (161,557)           --
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold                                6,529,625          409,737       2,698,180     4,399,612     2,000,009
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments                         39,470          984,576       1,444,379       161,557            --
------------------------------------------------------------------------------------------------------------------------------------
                                                         6,569,095        1,394,313       4,142,559     4,561,169     2,000,009
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares repurchased                                      --      (11,192,077)     (4,578,520)     (120,800)           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived from
   capital share transactions                            6,569,095       (9,797,764)       (435,961)    4,440,369     2,000,009
------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) In Net Assets                    5,762,546      (10,510,956)       (155,467)    4,221,962     2,149,243

Net Assets:
Beginning of period                                             --       30,210,729      30,366,196     2,149,243            --
------------------------------------------------------------------------------------------------------------------------------------
End of period                                           $5,762,546      $19,699,773     $30,210,729    $6,371,205    $2,149,243
====================================================================================================================================

* Date of commencement of operations.

See accompanying notes

                             1999 Semiannual Report o Delaware Pooled Trust   71

Delaware Pooled Trust, Inc.
Statements of Changes in Net Assets continued

                                                         Six Months
                                                           Ended          Year
                                                          4/30/99        Ended
                                                        (Unaudited)    10/31/98
                                                      ---------------------------
                                                           The           The
                                                        High-Yield    High-Yield
                                                          Bond          Bond
                                                        Portfolio     Portfolio
---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                 $ 1,024,199    $ 1,740,024
Net realized gain (loss) on investments
   and foreign currencies                              (1,255,095)       373,305
Net change in unrealized appreciation/
   depreciation of investments and foreign currencies   1,387,486     (2,555,347)
                                                      ---------------------------
Net increase (decrease) in net assets
   resulting from operations                            1,156,590       (442,018)
                                                      ---------------------------
Distributions to Shareholders From:
Net investment income                                  (1,504,497)    (1,296,634)
Net realized gain on investments                         (376,171)      (293,568)
                                                      ---------------------------
                                                       (1,880,668)    (1,590,202)
                                                      ---------------------------
Capital Share Transactions:
Proceeds from shares sold                               2,550,000      9,800,000
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments                     1,868,824      1,590,201
                                                      ---------------------------
                                                        4,418,824     11,390,201

Cost of shares repurchased                                     --             --
                                                      ---------------------------
Increase in net assets derived from capital
   share transactions                                   4,418,824     11,390,201
                                                      ---------------------------

Net Increase In Net Assets                              3,694,746      9,357,981

Net Assets:
Beginning of period                                    20,705,567     11,347,586
                                                      ---------------------------
End of period                                         $24,400,313    $20,705,567
                                                      ===========================


* Date of commencement of operations.

See accompanying notes

72  Delaware Pooled Trust o 1999 Semiannual Report

[RESTUBBED TABLE]

                                                      Six Months                  Six Months             Six Months
                                                        Ended        12/29/97*     Ended       Year        Ended          Year
                                                        4/30/99         to         4/30/99     Ended      4/30/99         Ended
                                                      (Unaudited)    10/31/98    (Unaudited) 10/31/98   (Unaudited)     10/31/98
------------------------------------------------------------------------------------------------------------------------------------
                                                         The          The
                                                      Diversified  Diversified      The        The           The           The
                                                         Core         Core        Global      Global    International  International
                                                     Fixed Income  Fixed Income   Equity      Equity        Equity        Equity
                                                       Portfolio    Portfolio   Portfolio   Portfolio      Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                 $  112,519   $  188,265   $   24,379  $   65,022   $  5,835,163  $ 14,055,619
Net realized gain (loss) on investments
   and foreign currencies                                (35,395)     123,943      103,439      39,056      5,124,378    (4,344,418)
Net change in unrealized appreciation/
   depreciation of investments and foreign currencies     80,094      (96,348)     270,784     133,591     88,935,136    13,796,645
                                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             157,218      215,860      398,602     237,669     99,894,677    23,507,846
                                                      ------------------------------------------------------------------------------
Distributions to Shareholders From:
Net investment income                                   (229,413)          --      (67,397)    (24,619)   (12,905,134)  (19,730,232)
Net realized gain on investments                        (120,000)          --      (39,019)         --             --    (4,749,754)
                                                      ------------------------------------------------------------------------------
                                                        (349,413)          --     (106,416)    (24,619)   (12,905,134)  (24,479,986)
                                                      ------------------------------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold                                     --    3,000,009           --          --     86,943,349   134,421,186
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments                      349,413           --      106,416      24,619     11,718,053    22,579,574
                                                      ------------------------------------------------------------------------------
                                                         349,413    3,000,009      106,416      24,619     98,661,402   157,000,760

Cost of shares repurchased                                    --           --           --          --    (55,125,416)  (39,995,300)
                                                      ------------------------------------------------------------------------------
Increase in net assets derived from capital
   share transactions                                    349,413    3,000,009      106,416      24,619     43,535,986   117,005,460
                                                      ------------------------------------------------------------------------------

Net Increase In Net Assets                               157,218    3,215,869      398,602     237,669    130,525,529   116,033,320

Net Assets:
Beginning of period                                    3,215,869           --    3,092,554   2,854,885    616,228,981   500,195,661
                                                      ------------------------------------------------------------------------------
End of period                                         $3,373,087   $3,215,869   $3,491,156  $3,092,554   $746,754,510  $616,228,981
                                                      ==============================================================================



                             1999 Semiannual Report o Delaware Pooled Trust   73

Delaware Pooled Trust, Inc.
Statements of Changes in Net Assets continued

                                                       Six Months
                                                         Ended         Year
                                                       4/30/99        Ended
                                                      (Unaudited)    10/31/98
                                                    -----------------------------
                                                         The           The
                                                     Labor Select   Labor Select
                                                    International  International
                                                        Equity         Equity
                                                       Portfolio     Portfolio
---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                $    959,246   $  2,106,516
Net realized gain (loss) on investments
   and foreign currencies                               1,105,253        387,244
Net change in unrealized appreciation/
   depreciation of investments and foreign currencies  11,754,825        452,819
                                                     ----------------------------
Net increase (decrease) in net assets
   resulting from operations                           13,819,324      2,946,579
                                                     ----------------------------

Distributions to Shareholders From:
Net investment income                                  (1,876,312)    (2,016,614)
Net realized gain on investments                         (297,145)            --
                                                     ----------------------------
                                                       (2,173,457)    (2,016,614)
                                                     ----------------------------
Capital Share Transactions:
Proceeds from shares sold                               7,479,673     53,796,761
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments                     2,173,457      2,016,614
                                                     ----------------------------
                                                        9,653,130     55,813,375

Cost of shares repurchased                             (5,839,614)    (4,288,718)
                                                     ----------------------------
Increase (decrease) in net assets derived from
   capital share transactions                           3,813,516     51,524,657
                                                     ----------------------------

Net Increase (Decrease) In Net Assets                  15,459,383     52,454,622

Net Assets:
Beginning of period                                   103,350,327     50,895,705
                                                     ----------------------------
End of period                                        $118,809,710   $103,350,327
                                                     ============================


See accompanying notes

74 Delaware Pooled Trust o 1999 Semiannual Report

[RESTUBBED TABLE]



                                                        Six Months             Six Months                  Six Months
                                                          Ended       Year       Ended         Year          Ended          Year
                                                          4/30/99    Ended      4/30/99       Ended         4/30/99        Ended
                                                       (Unaudited)  10/31/98   (Unaudited)   10/31/98     (Unaudited)     10/31/98
------------------------------------------------------------------------------------------------------------------------------------

                                                          The        The          The           The           The           The
                                                       Emerging    Emerging       Global       Global    International International
                                                        Markets     Markets    Fixed Income  Fixed Income  Fixed Income Fixed Income
                                                       Portfolio   Portfolio    Portfolio     Portfolio     Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From Operations:
Net investment income                                $    360,506 $   712,965 $ 17,890,982 $ 30,359,557 $  2,498,803  $ 3,218,808
Net realized gain (loss) on investments
   and foreign currencies                              (1,522,287) (1,514,007)   4,323,673      277,629    1,680,888      347,757
Net change in unrealized appreciation/
   depreciation of investments and foreign currencies   7,612,041 (16,312,722) (10,087,982)   9,179,450   (2,801,509)   2,144,683
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                            6,450,260 (17,113,764)  12,126,673   39,816,636    1,378,182    5,711,248
------------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders From:
Net investment income                                   (757,599)     (50,474) (15,197,823) (28,369,109)  (2,938,348)  (2,259,498)
Net realized gain on investments                              --     (282,657)  (7,312,893)  (6,852,402)    (630,553)     (78,262)
------------------------------------------------------------------------------------------------------------------------------------
                                                        (757,599)    (333,131) (22,510,716) (35,221,511)  (3,568,901)  (2,337,760)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Proceeds from shares sold                                     --   32,579,507   17,551,119  254,190,844   13,381,982   51,119,928
Net asset value of shares issued upon reinvestment
   of distributions from net investment income and
   net realized gain on investments                      746,843      333,131   20,193,271   30,870,291    3,568,901    2,337,760
------------------------------------------------------------------------------------------------------------------------------------
                                                         746,843   32,912,638   37,744,390  285,061,135   16,950,883   53,457,688

Cost of shares repurchased                                    --           --  (38,238,856) (59,991,155)    (318,611)  (2,568,493)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived from
   capital share transactions                            746,843   32,912,638     (494,466) 225,069,980   16,632,272   50,889,195
------------------------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease) In Net Assets                  6,439,504   15,465,743  (10,878,509) 229,665,105   14,441,553   54,262,683

Net Assets:
Beginning of period                                   34,030,343   18,564,600  660,740,708  431,075,603   87,996,539   33,733,856
------------------------------------------------------------------------------------------------------------------------------------
End of period                                        $40,469,847  $34,030,343 $649,862,199 $660,740,708 $102,438,092  $87,996,539
====================================================================================================================================



                             1999 Semiannual Report o Delaware Pooled Trust   75

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Large-Cap Value Equity Portfolio

                                                          Six Months
                                                            Ended         Year        Year         Year        Year         Year
                                                          4/30/99(1)     Ended       Ended        Ended       Ended        Ended
                                                          (Unaudited)   10/31/98    10/31/97     10/31/96    10/31/95     10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 17.780      $ 18.530    $ 16.460     $14.660      $ 13.080     $12.730

Income from investment operations:
Net investment income                                       0.153         0.308       0.381       0.440        0.430        0.320
Net realized and unrealized gain
   on investments                                           2.297         2.022       3.599       2.960        1.980        0.653
                                                         ------------------------------------------------------------------------
Total from investment operations                            2.450         2.330       3.980       3.400        2.410        0.973
                                                         ------------------------------------------------------------------------
Less dividends and distributions:
Dividends from net investment income                       (0.240)       (0.380)     (0.410)     (0.440)      (0.340)      (0.280)
Distributions from net realized gain
   on investments                                          (2.140)       (2.700)     (1.500)     (1.160)      (0.490)      (0.343)
                                                         ------------------------------------------------------------------------
Total dividends and distributions                          (2.380)       (3.080)     (1.910)     (1.600)      (0.830)      (0.623)
                                                         ------------------------------------------------------------------------
Net asset value, end of period                           $ 17.850      $ 17.780    $ 18.530     $16.460      $14.660      $13.080
                                                         ========================================================================
Total return                                               15.12%        13.50%      26.73%      24.87%       19.77%        7.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $161,825      $117,858    $ 81,102     $67,179      $51,947      $37,323
Ratio of expenses to average net assets                     0.64%         0.68%       0.66%       0.67%        0.68%        0.68%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                          0.65%         0.71%       0.67%       0.70%        0.71%        0.82%
Ratio of net investment income to average
   net assets                                               1.87%         1.91%       2.15%       2.85%        3.33%        3.26%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                 1.86%         1.88%       2.14%       2.83%        3.30%        3.12%
Portfolio turnover                                            46%           85%         73%         74%          88%          73%
------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.


See accompanying notes

76   Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Core Equity Portfolio
                                                        Six Months
                                                          Ended      9/15/98 (2)
                                                        4/30/99(1)       to
                                                       (Unaudited)    10/31/98
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $8.970        $8.500

Income from investment operations:
Net investment income                                     0.009         0.012
Net realized and unrealized gain on investments           0.866         0.458
                                                         -----------------------
Total from investment operations                          0.875         0.470
                                                         -----------------------
Less dividends and distributions:
Dividends from net investment income                     (0.025)         none
Distributions from net realized gain
   on investments                                          none          none
                                                         -----------------------
Total dividends and distributions                        (0.025)         none
                                                         -----------------------
Net asset value, end of period                           $9.820        $8.970
                                                         =======================
Total return                                              9.76%         5.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $2,317       $ 2,112
Ratio of expenses to average net assets                   0.68%         0.68%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                        1.36%         1.74%
Ratio of net investment income to average
   net assets                                             0.71%         1.15%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                               0.03%         0.09%
Portfolio turnover                                          71%           53%
--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

                               1999 Semiannual Report o Delaware Pooled Trust 77

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Mid-Cap Growth Equity Portfolio

                                                              Six Months
                                                                Ended      Year        Year         Year        Year         Year
                                                              4/30/99(1)   Ended       Ended        Ended       Ended        Ended
                                                             (Unaudited)  10/31/98    10/31/97     10/31/96    10/31/95     10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $7.460     $13.680     $14.570     $12.860      $11.010    $ 11.200

Income from investment operations:
Net investment income (loss)                                    0.021       0.011      (0.117)     (0.019)       0.043       0.008
Net realized and unrealized gain
   on investments                                               1.869       0.009       1.607       2.392        2.055       0.032
                                                               -------------------------------------------------------------------
Total from investment operations                                1.890       0.020       1.490       2.373        2.098       0.040
                                                               -------------------------------------------------------------------
Less dividends and distributions:
Dividends from net investment income                           (0.010)       none        none      (0.043)      (0.012)     (0.020)
Distributions from net realized gain
   on investments                                              (1.760)     (6.240)     (2.380)     (0.620)      (0.236)     (0.210)
                                                               -------------------------------------------------------------------
Total dividends and distributions                              (1.770)     (6.240)     (2.380)     (0.663)      (0.248)     (0.230)
                                                               -------------------------------------------------------------------
Net asset value, end of period                                 $7.580     $ 7.460     $13.680     $14.570      $12.860    $ 11.010
                                                               ===================================================================
Total return                                                   28.98%       1.47%      11.84%      19.19%       19.61%       0.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $6,749    $  4,879     $10,317     $28,526      $29,092     $22,640
Ratio of expenses to average net assets                         0.92%       0.59%       0.93%       0.90%        0.93%       0.93%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              1.13%       1.71%       1.40%       1.01%        1.08%       1.17%
Ratio of net investment income (loss)
   to average net assets                                       (0.34%)      0.13%      (0.29%)     (0.18%)       0.37%       0.07%
Ratio of net investment income (loss)
   to average net assets prior to
   expense limitation and expenses
   paid indirectly                                             (0.55%)     (0.99%)     (0.76%)     (0.29%)       0.22%      (0.17%)
Portfolio turnover                                                66%        154%        117%         95%          64%         43%
------------------------------------------------------------------------------------------------------------------------------------


(1) Ratios have been annualized and total return has not been annualized.


See accompanying notes

78   Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Mid-Cap Value Equity Portfolio
                                                        Six Months
                                                          Ended     12/29/97 (2)
                                                        4/30/99(1)     to
                                                       (Unaudited)   10/31/98
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $7.720      $8.500

Income from investment operations:
Net investment income                                     0.044       0.096
Net realized and unrealized gain (loss)
   on investments                                         0.476      (0.876)
                                                         -----------------------
Total from investment operations                          0.520      (0.780)
                                                         -----------------------
Less dividends and distributions:
Dividends from net investment income                     (0.120)       none
Distributions from net realized
   gain on investments                                     none        none
                                                         -----------------------
Total dividends and distributions                        (0.120)       none
                                                         -----------------------

Net asset value, end of period                           $8.120      $7.720
                                                         =======================
Total return                                              6.83%      (9.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $2,912      $2,724
Ratio of expenses to average net assets                   0.88%       0.87%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                        1.21%       1.37%
Ratio of net investment income to average
   net assets                                             1.14%       1.34%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                               0.81%       0.84%
Portfolio turnover                                         113%        155%
--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

                             1999 Semiannual Report o Delaware Pooled Trust   79

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Small-Cap Growth Equity Portfolio

                                                          Six Months
                                                            Ended    9/15/98 (2)
                                                          4/30/99(1)     to
                                                         (Unaudited)  10/31/98
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 9.400      $8.500

Income from investment operations:
Net investment income                                       0.007       0.019
Net realized and unrealized gain
   on investments                                           2.248       0.881
                                                         -----------------------
Total from investment operations                            2.255       0.900
                                                         -----------------------
Less dividends and distributions:
Dividends from net investment income                       (0.025)       none
Distributions from net realized gain
   on investments                                            none        none
                                                         -----------------------
Total dividends and distributions                          (0.025)       none
                                                         -----------------------
Net asset value, end of period                            $11.630      $9.400
                                                         =======================
Total return                                               24.02%      10.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $  4,114     $ 3,318
Ratio of expenses to average net assets                     0.89%       0.89%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                          1.33%       1.78%
Ratio of net investment income to average
   net assets                                               0.13%       1.72%
Ratio of net investment income (loss) to average
   net assets prior to expense limitation and
   expenses paid indirectly                                (0.31%)      0.83%
Portfolio turnover                                           116%         98%
--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

80  Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout the period was as follows:


The Small-Cap Value Equity Portfolio
                                                                  3/29/99 (1)
                                                                     to
                                                                   4/30/99
                                                                 (Unaudited)
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $8.500

Income from investment operations:
Net investment income                                               0.013
Net realized and unrealized gain
   on investments                                                   0.687
                                                                  -------
Total from investment operations                                    0.700
                                                                  -------

Less dividends and distributions:
Dividends from net investment income                                 none
Distributions from net realized gain
   on investments                                                    none
                                                                  -------
Total dividends and distributions                                    none
                                                                  -------

Net asset value, end of period                                    $  9.20
                                                                  =======

Total return                                                        8.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $2,166
Ratio of expenses to average net assets                             0.77%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                                  0.95%
Ratio of net investment income to average
   net assets                                                       1.68%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                         1.50%
Portfolio turnover                                                    43%
--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes


                             1999 Semiannual Report o Delaware Pooled Trust   81

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Real Estate Investment Trust Portfolio II
                                                      Six Months
                                                         Ended       11/4/97 (2)
                                                      4/30/99 (1)        to
                                                      (Unaudited)     10/31/98
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $14.230       $16.340

Income from investment operations:
Net investment income                                     0.376         0.749
Net realized and unrealized gain (loss)
   on investments                                         0.634        (2.739)
                                                        ------------------------
Total from investment operations                          1.010        (1.990)
                                                        ------------------------
Less dividends and distributions:
Dividends from net investment income                     (0.770)       (0.120)
Distributions from net realized gain
   on investments                                          none          none
                                                        ------------------------
Total dividends and distributions                        (0.770)       (0.120)
                                                        ------------------------

Net asset value, end of period                          $14.470       $14.230
                                                        ========================

Total return                                              7.42%       (12.27%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $ 5,854      $  5,763
Ratio of expenses to average net assets                   0.86%         0.86%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                        1.43%         1.43%
Ratio of net investment income to average
   net assets                                             5.33%         5.34%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                               4.76%         4.77%
Portfolio turnover                                          56%           54%
--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

82   Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Intermediate Fixed Income Portfolio

                                                            Six Months
                                                              Ended        Year        Year       3/12/96(2)
                                                             4/30/99(1)    Ended       Ended          to
                                                            (Unaudited)   10/31/98    10/31/97     10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.180     $10.090     $ 10.010     $10.000

Income from investment operations:
Net investment income                                           0.302       0.593        0.605       0.386
Net realized and unrealized gain (loss)
   on investments                                              (0.160)      0.100        0.080       0.010
                                                             -------------------------------------------------
Total from investment operations                                0.142       0.693        0.685       0.396
                                                             -------------------------------------------------
Less dividends and distributions:
Dividends from net investment income                           (0.302)     (0.593)      (0.605)     (0.386)
Distributions from net realized gain
   on investments                                              (0.160)     (0.010)        none        none
                                                             -------------------------------------------------
Total dividends and distributions                              (0.462)     (0.603)      (0.605)     (0.386)
                                                             -------------------------------------------------
Net asset value, end of period                               $  9.860     $10.180     $ 10.090     $10.010
                                                             =================================================
Total return                                                    1.43%       7.06%        7.09%       4.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $19,700     $30,211      $30,366     $10,518
Ratio of expenses to average net assets                         0.53%       0.53%        0.53%       0.53%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.83%       1.01%        0.84%       1.20%
Ratio of net investment income to average
   net assets                                                   6.05%       5.86%        6.05%       6.14%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                     5.75%       5.38%        5.74%       5.47%
Portfolio turnover                                               166%        181%         205%        232%
------------------------------------------------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

                             1999 Semiannual Report o Delaware Pooled Trust   83

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Aggregate Fixed Income Portfolio
                                                        Six Months
                                                          Ended     12/29/97 (2)
                                                        4/30/99(1)     to
                                                       (Unaudited)  10/31/98
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $9.130      $8.500

Income from investment operations:
Net investment income                                     0.234       0.415
Net realized and unrealized gain (loss)
   on investments                                        (0.234)      0.215
                                                        ------------------------
Total from investment operations                          0.000       0.630
                                                        ------------------------

Less dividends and distributions:
Dividends from net investment income                     (0.190)       none

Distributions from net realized gain
   on investments                                        (0.040)       none
                                                        ------------------------
Total dividends and distributions                        (0.230)       none
                                                        ------------------------
Net asset value, end of period                           $8.900      $9.130
                                                        ========================
Total return                                             (0.04%)      7.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $ 6,371     $ 2,149
Ratio of expenses to average net assets                   0.53%       0.53%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                        0.68%       2.07%
Ratio of net investment income to average
   net assets                                             5.26%       5.62%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                               5.11%       4.08%
Portfolio turnover                                         460%        438%
--------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

84  Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The High-Yield Bond Portfolio

                                                              Six Months
                                                                Ended       Year     12/2/96(2)
                                                              4/30/99(1)   Ended         to
                                                             (Unaudited)  10/31/98    10/31/97
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  10.070    $ 11.180     $ 10.000

Income from investment operations:
Net investment income                                           0.450       0.993        0.788
Net realized and unrealized gain (loss)
   on investments                                               0.080      (0.925)       0.957
                                                            ----------------------------------
Total from investment operations                                0.530       0.068        1.745
                                                            ----------------------------------
Less dividends and distributions:
Dividends from net investment income                           (0.700)     (0.890)      (0.565)
Distributions from net realized gain
   on investments                                              (0.180)     (0.288)        none
                                                            ----------------------------------
Total dividends and distributions                              (0.880)     (1.178)      (0.565)
                                                            ----------------------------------
Net asset value, end of period                              $   9.720    $ 10.070     $ 11.180
                                                            ==================================
Total return                                                    5.47%       0.30%       17.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $24,400     $20,706      $11,348
Ratio of expenses to average net assets                         0.58%       0.59%        0.59%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.78%       0.75%        0.79%
Ratio of net investment income to average
   net assets                                                   9.34%       9.53%        9.05%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                     9.14%       9.37%        8.85%
Portfolio turnover                                               517%        211%         281%
----------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

See accompanying notes

                               1999 Semiannual Report o Delaware Pooled Trust 85

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Diversified Core Fixed Income Portfolio

                                                      Six Months
                                                         Ended      12/29/97(2)
                                                       4/30/99(1)       to
                                                      (Unaudited)    10/31/98
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $9.110      $8.500

Income from investment operations:
Net investment income (3)                                 0.297       0.533
Net realized and unrealized gain
   on investments and foreign currencies                  0.123       0.077
                                                         ------------------
Total from investment operations                          0.420       0.610
                                                         ------------------
Less dividends and distributions:
Dividends from net investment income                     (0.650)       none
Distributions from net realized gain
   on investments                                        (0.340)       none
                                                         ------------------
Total dividends and distributions                        (0.990)       none
                                                         ------------------

Net asset value, end of period                           $8.540      $9.110
                                                         ==================

Total return                                              4.86%       7.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $3,373      $3,216
Ratio of expenses to average net assets                   0.57%       0.57%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                        0.85%       1.74%
Ratio of net investment income to average
   net assets                                             6.86%       7.12%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                               6.58%       5.95%
Portfolio turnover                                         165%        312%
--------------------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended October 31, 1998 was based on the average shares outstanding method.

 See accompanying notes

86 Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Global Equity Portfolio

                                                            Six Months
                                                              Ended          Year     10/15/97(2)
                                                            4/30/99(1)      Ended         to
                                                           (Unaudited)     10/31/98    10/31/97
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.720       $8.120       $8.500

Income from investment operations:
Net investment income (3)                                      0.069        0.184        0.009
Net realized and unrealized gain (loss)
   on investments and foreign currencies                       1.021        0.486       (0.389)
                                                              --------------------------------
Total from investment operations                               1.090        0.670       (0.380)
                                                              --------------------------------

Less dividends and distributions:
Dividends from net investment income                          (0.190)      (0.070)        none
Distributions from net realized gain
   on investments                                             (0.110)        none         none
                                                              --------------------------------
Total dividends and distributions                             (0.300)      (0.070)        none
                                                              --------------------------------

Net asset value, end of period                                $9.510       $8.720       $8.120
                                                              ================================

Total return                                                  12.81%        8.31%       (4.47%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $3,491       $3,093       $2,855
Ratio of expenses to average net assets                        0.95%        0.96%        0.96%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                             2.26%        2.31%        2.95%
Ratio of net investment income to average
   net assets                                                  1.51%        2.10%        2.54%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                    0.20%        0.75%        0.55%
Portfolio turnover                                               49%          47%           0%
------------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1999 and the year ended October 31, 1998 was based on the average shares outstanding method.

See accompanying notes

                             1999 Semiannual Report o Delaware Pooled Trust   87

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The International Equity Portfolio

                                                   Six Months
                                                      Ended     Year       Year        Year        Year         Year
                                                   4/30/99(1)   Ended      Ended       Ended       Ended        Ended
                                                  (Unaudited)  10/31/98   10/31/97    10/31/96    10/31/95    10/31/94
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $15.870    $15.860    $14.780     $13.120      $13.110     $11.990

Income from investment operations:
Net investment income (2)                             0.145      0.400      0.329       0.506        0.475       0.144
Net realized and unrealized gain
   on investments and foreign currencies              2.280      0.370      1.271       1.794        0.001       1.236
                                                    ------------------------------------------------------------------
Total from investment operations                      2.425      0.770      1.600       2.300        0.476       1.380
                                                    ------------------------------------------------------------------

Less dividends and distributions:
Dividends from net investment income                 (0.325)    (0.610)    (0.520)     (0.490)      (0.170)     (0.160)
Distributions from net realized gain
   on investments                                      none     (0.150)      none      (0.150)      (0.296)     (0.100)
                                                    ------------------------------------------------------------------
Total dividends and distributions                    (0.325)    (0.760)    (0.520)     (0.640)      (0.466)     (0.260)
                                                    ------------------------------------------------------------------

Net asset value, end of period                      $17.970    $15.870    $15.860     $14.780      $13.120    $13.110
                                                    ==================================================================

Total return                                         15.53%      4.96%     11.01%      18.12%        3.91%      11.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)            $746,755   $616,229   $500,196    $299,950     $156,467     $70,820
Ratio of expenses to average net assets               0.89%      0.91%      0.93%       0.89%        0.90%       0.94%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                    0.90%      0.91%      0.93%       0.89%        0.90%       0.97%
Ratio of net investment income to
   average net assets                                 1.76%      2.50%      2.21%       4.36%        4.81%       1.36%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                           1.75%      2.50%      2.21%       4.36%        4.81%       1.33%
Portfolio turnover                                       4%         5%         8%          8%          20%         22%
------------------------------------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended April 30, 1999 and the year ended October 31, 1998 was based on the average shares outstanding method.

See accompanying notes

88 Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Labor Select International Equity Portfolio

                                                             Six Months
                                                               Ended        Year        Year    12/19/95(2)
                                                             4/30/99(1)    Ended       Ended        to
                                                            (Unaudited)  10/31/98     10/31/97    10/31/96
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $13.320     $12.990      $11.690     $10.000

Income from investment operations:
Net investment income (3)                                       0.126       0.334        0.474       0.479
Net realized and unrealized gain
   on investments and foreign currencies                        1.666       0.444        1.346       1.311
                                                              --------------------------------------------
Total from investment operations                                1.792       0.778        1.820       1.790
                                                              --------------------------------------------

Less dividends and distributions:
Dividends from net investment income                           (0.252)     (0.448)      (0.520)     (0.100)
Distributions from net realized gain
   on investments                                              (0.040)       none         none        none
                                                              --------------------------------------------
Total dividends and distributions                              (0.292)     (0.448)      (0.520)     (0.100)
                                                              --------------------------------------------

Net asset value, end of period                                $14.820     $13.320      $12.990     $11.690
                                                              ============================================

Total return                                                   13.64%       6.18%       16.01%      17.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $118,810    $103,350      $50,896     $23,154
Ratio of expenses to average net assets                         0.69%       0.88%        0.89%       0.92%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.70%       0.93%        1.06%       1.30%
Ratio of net investment income to average
   net assets                                                   1.82%       2.46%        2.37%       6.64%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                     1.81%       2.41%        2.20%       6.26%
Portfolio turnover                                                 3%          2%          11%          7%
-------------------------------------------------------------------------------------------------------------


(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1999 and the year ended October 31, 1998 was based on the average shares outstanding method.

 See accompanying notes

                              1999 Semiannual Report o Delaware Pooled Trust  89

Delaware Pooled Trust, Inc.
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Emerging Markets Portfolio

                                                         Six Months
                                                           Ended         Year     4/14/97(2)
                                                          4/30/99(1)    Ended        to
                                                         (Unaudited)   10/31/98    10/31/97
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 5.840      $ 9.200      $10.000

Income from investment operations:
Net investment income (3)                                   0.061        0.153        0.028
Net realized and unrealized gain (loss)
   on investments and foreign currencies                    1.019       (3.348)      (0.828)
                                                          -------       -------      -------
Total from investment operations                            1.080       (3.195)      (0.800)
                                                          -------       -------      -------

Less dividends and distributions:
Dividends from net investment income                       (0.130)      (0.025)        none
Distributions from net realized gain
   on investments                                            none       (0.140)        none
                                                          -------       -------      -------
Total dividends and distributions                          (0.130)      (0.165)        none
                                                          -------       -------      -------

Net asset value, end of period                            $ 6.790      $ 5.840      $ 9.200
                                                          =======       =======      =======

Total return                                               19.04%      (35.30%)     (8.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                   $40,470      $34,030      $18,565
Ratio of expenses to average net assets                     1.52%        1.55%        1.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                          1.61%        1.69%        2.02%
Ratio of net investment income to average
   net assets                                               2.14%        1.98%        0.74%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                 2.05%        1.84%        0.27%
Portfolio turnover                                            23%          39%          46%
---------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1999 and the year ended October 31, 1998 was based on the average shares outstanding method.

See accompanying notes

90 Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Financial Highlights
Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The Global Fixed Income Portfolio

                                                        Six Months
                                                          Ended        Year        Year         Year        Year         Year
                                                        4/30/99(1)     Ended       Ended        Ended       Ended        Ended
                                                        (Unaudited)   10/31/98    10/31/97     10/31/96    10/31/95     10/31/94
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $11.060      $11.220     $11.620      $11.040      $9.790      $11.090

Income from investment operations:
Net investment income (2)                                  0.297        0.610       0.721        0.777       0.736        0.419
Net realized and unrealized gain (loss)
   on investments and foreign currencies                  (0.092)       0.037      (0.116)       0.725       0.924       (0.193)
                                                          -------     -------      -------     -------     -------       -------
Total from investment operations                           0.205        0.647       0.605        1.502       1.660        0.226
                                                          -------     -------      -------     -------     -------       -------

Less dividends and distributions:
Dividends from net investment income                      (0.253)      (0.630)     (0.835)      (0.720)     (0.410)      (0.949)
Distributions from net realized gain
   on investments                                         (0.122)      (0.177)     (0.170)      (0.202)       none       (0.577)
                                                          -------     -------      -------     -------     -------       -------
Total dividends and distributions                         (0.375)      (0.807)     (1.005)      (0.922)     (0.410)      (1.526)
                                                          -------     -------      -------     -------     -------       -------

Net asset value, end of period                           $10.890      $11.060     $11.220      $11.620     $11.040       $9.790
                                                          =======      =======      =======     =======     =======      =======

Total return                                               1.89%        6.28%       5.59%       16.40%      17.38%        2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $649,862     $660,741    $431,076     $252,068     $99,161      $42,266
Ratio of expenses to average net assets                    0.60%        0.60%       0.60%        0.60%       0.60%        0.62%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                         0.63%        0.62%       0.65%        0.66%       0.68%        0.76%
Ratio of net investment income to
   average net assets                                      5.51%        5.71%       6.28%        8.52%       6.73%        3.62%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                5.48%        5.69%       6.23%        8.46%       6.65%        3.48%
Portfolio turnover                                           34%         131%        114%          63%         77%         205%
----------------------------------------------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended April 30, 1999 and the year ended October 31, 1998 was based on the average shares outstanding method.



See accompanying notes

                             1999 Semiannual Report o Delaware Pooled Trust   91

Delaware Pooled Trust, Inc.
Financial Highlights

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


The International Fixed Income Portfolio

                                                            Six Months
                                                              Ended       Year      4/11/97(2)
                                                            4/30/99(1)    Ended         to
                                                           (Unaudited)   10/31/98    10/31/97
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.750    $ 10.660    $ 10.000

Income from investment operations:
Net investment income (3)                                     0.282       0.558       0.236
Net realized and unrealized gain (loss)
   on investments and foreign currencies                     (0.145)      0.045       0.474
                                                           --------------------------------
Total from investment operations                              0.137       0.603       0.710
                                                           --------------------------------
Less dividends and distributions:
Dividends from net investment income                         (0.350)     (0.492)     (0.050)
Distributions from net realized gain
   on investments                                            (0.077)     (0.021)       none
                                                           --------------------------------
Total dividends and distributions                            (0.427)     (0.513)     (0.050)
                                                           --------------------------------
Net asset value, end of period                             $ 10.460    $ 10.750    $ 10.660
                                                           ================================
Total return                                                  1.40%       5.96%       7.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $102,438    $ 87,997    $ 33,734
Ratio of expenses to average net assets                       0.60%       0.60%       0.60%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                            0.66%       0.67%       0.86%
Ratio of net investment income to average
   net assets                                                 5.44%       5.47%       6.05%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                   5.38%       5.40%       5.79%
Portfolio turnover                                              82%        104%        145%
-------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Per share information for the period ended April 30, 1999 and the year ended October 31, 1998 was based on the average shares outstanding method.

See accompanying notes


92 Delaware Pooled Trust o 1999 Semiannual Report

Delaware Pooled Trust, Inc.
Notes to Financial Statements
April 30, 1999
(Unaudited)

Delaware Pooled Trust, Inc. (the "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 19 separate Portfolios (collectively, the "Portfolios" and individually the "Portfolio"). The Large-Cap Value Equity Portfolio, The Core Equity Portfolio (formerly The Growth and Income Portfolio), The Mid-Cap Growth Equity Portfolio, The Mid-Cap Value Equity Portfolio (formerly The Small/Mid-Cap Value Equity Portfolio), The Small-Cap Growth Equity Portfolio, The Small-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Aggregate Fixed Income Portfolio, The High-Yield Bond Portfolio, The Diversified Core Fixed Income Portfolio, The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio had commenced operations prior to April 30, 1999. The Asset Allocation Portfolio had not commenced operations as of April 30, 1999. These financial statements and related notes pertain to all the portfolios with the exception of the Real Estate Investment Trust Portfolio, which is included in a separate report.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--Each Portfolio intends to qualify or continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--Each Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 PM EST. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios do isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.


                             1999 Semiannual Report o Delaware Pooled Trust   93

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Intermediate Fixed Income Portfolio expects to declare dividends daily and distribute them monthly. The High-Yield Bond and The Global Fixed Income Portfolios expect to declare dividends monthly and distribute them monthly. The Large-Cap Value Equity, The Aggregate Fixed Income, The Diversified Core Fixed Income, The International Equity, The Labor Select International Equity and The International Fixed Income Portfolios expect to declare and distribute all of their net investment income to shareholders as dividends quarterly. The Core Equity, The Mid-Cap Growth Equity, The Mid-Cap Value Equity, The Small-Cap Growth Equity, The Small-Cap Value Equity, The Real Estate Investment Trust II, The Global Equity and The Emerging Markets Portfolios expect to declare and distribute all of their net investment income to shareholders as dividends annually. Net capital gains, if any, will be distributed annually.


Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price execution. The Fund may receive earnings credit used to offset custody fees when positive balances are maintained at the custodian. The "soft dollar" reimbursement and the earnings credit are combined as expenses paid indirectly in the Statement of Operations. The amount of these expenses and credits for the period ended April 30,1999 are as follows:


                                                       "Soft Dollar"  Earnings
                                                          Expenses     Credits
--------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                       $1,500     $ 1,376
The Core Equity Portfolio                                      26          --
The Mid-Cap Growth Equity Portfolio                            69          83
The Mid-Cap Value Equity Portfolio                             32          15
The Small-Cap Growth Equity Portfolio                          45          92
The Small-Cap Value Equity Portfolio                           24         299
The Real Estate Investment Trust Portfolio II                  66          --
The Intermediate Fixed Income Portfolio                       276          --
The Aggregrate Fixed Income Portfolio                          63          --
The High-Yield Bond Portfolio                                 254          --
The Diversified Core Fixed Income Portfolio                    38          --
The Global Equity Portfolio                                    38          40
The International Equtiy Portfolio                          7,682       1,373
The Labor Select International Equtiy Portfolio             1,222       1,947
The Emerging Markets Portfolio                                390         118
The Global Fixed Income Portfolio                           7,536      18,499
The International Fixed Income Portfolio                    1,065       1,154
================================================================================

94   Delaware Pooled Trust o 1999 Semiannual Report

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, Delaware Management Company ("DMC"), the Investment Manager of The Large-Cap Value Equity Portfolio, The Core Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Mid-Cap Value Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Aggregate Fixed Income Portfolio, The High-Yield Bond Portfolio and The Diversified Core Fixed Income Portfolio and Delaware International Advisers Ltd. ("DIAL"), the Investment Manager of The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, will receive an annual fee which is calculated on the net assets of each Portfolio. The management fee rates changed effective April 15, 1999. The old and new rates are shown below.

Lincoln Investment Management, Inc., an affiliate of DMC, receives 30% of the advisory fee paid to DMC for acting as a sub-advisor to The Real Estate Investment Trust Portfolio II. DMC receives 50% of the management fee paid to DIAL for managing the U.S. securities portion of the Global Equity Portfolio.

DMC and DIAL have elected to waive that portion, if any, of the annual management fees payable by each Portfolio to the extent necessary to insure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed the following percentages of net assets through October 31, 1999.

The old and new management fee rates and the operating expense limitation rates for the period ended April 30, 1999 are as follows:

                                                                Old                   New             Operating Expense
                                                            Management             Management           Limitation as
                                                       fee as a percentage     fee as a percentage       a percentage
                                                         of average daily       of average daily       of average daily
                                                            net assets             net assets             net assets
                                                            (per annum)           (per annum)            (per annum)
------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                            0.55%*                0.55%                  0.68%
The Core Equity Portfolio                                       0.55%                 0.55%                  0.68%
The Mid-Cap Growth Equity Portfolio                             0.80%                 0.75%                  0.93%
The Mid-Cap Value Equity Portfolio                              0.75%                 0.75%                  0.89%
The Small-Cap Growth Equity Portfolio                           0.75%                 0.75%                  0.89%
The Small-Cap Value Equity Portfolio                            0.75%                 0.75%                  0.89%
The Real Estate Investment Trust Portfolio II                   0.75%                 0.75%                  0.86%
The Intermediate Fixed Income Portfolio                         0.40%*                0.40%                  0.53%
The Aggregate Fixed Income Portfolio                            0.40%                 0.40%                  0.53%
The High-Yield Bond Portfolio                                   0.45%                 0.45%                  0.59%
The Diversified Core Fixed Income Portfolio                     0.43%                 0.43%                  0.57%
The Global Equity Portfolio                                     0.75%                 0.75%                  0.96%
The International Equity Portfolio                              0.75%*                0.75%                  0.96%
The Labor Select International Equity Portfolio                 0.75%                 0.75%                  0.96%
The Emerging Markets Portfolio                                  1.20%                 1.00%                  1.55%
The Global Fixed Income Portfolio                               0.50%*                0.50%                  0.60%
The International Fixed Income Portfolio                        0.50%                 0.50%                  0.60%
========================================================================================================================

*The management fee was calculated daily on the net assets of each Portfolio, less fees paid to the independent directors.


                             1999 Semiannual Report o Delaware Pooled Trust   95

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administrative services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

On April 30, 1999, the Fund had liabilities payable to affiliates as follows:

                                                                               Dividend
                                                                              disbursing,
                                                                            transfer agent,
                                                                              accounting
                                                    Investment Management      fees and           Other expenses
                                                        fee payable to      other expenses        payable to DMC
                                                          DMC or DIAL       payable to DSC         and affiliates
-----------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                      $70,109                $7,340                 $9,517
The Core Equity Portfolio                                      --                   796                    852
The Mid-Cap Growth Equity Portfolio                        11,864                   420                    504
The Mid-Cap Value Equity Portfolio                          1,638                   134                    250
The Small-Cap Growth Equity Portfolio                       5,547                 1,171                  1,134
The Small-Cap Value Equity Portfolio                        1,316                    66                  1,263
The Real Estate Investment Trust Portfolio II                 733                   275                  4,782
The Intermediate Fixed Income Portfolio                        --                    --                     --
The Aggregate Fixed Income Portfolio                        1,702                   313                    517
The High-Yield Bond Portfolio                               6,772                 1,248                  1,681
The Diversified Core Fixed Income Portfolio                    --                   164                    290
The Global Equity Portfolio                                    --                    --                     --
The International Equity Portfolio                        213,176                29,470                 49,529
The Labor Select International Equity Portfolio            60,571                 5,612                  7,894
The Emerging Markets Portfolio                             34,657                 1,865                  2,497
The Global Fixed Income Portfolio                         268,146                27,231                 48,456
The International Fixed Income Portfolio                   40,445                 4,977                  7,277
=================================================================================================================

Certain officers of DMC, DSC and DIAL are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments

During the period ended April 30, 1999, the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Portfolio as follows:


                                                       Purchases          Sales
----------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                  $88,640,809      $59,313,199
The Core Equity Portfolio                                 802,956          784,357
The Mid-Cap Growth Equity Portfolio                     3,724,164        3,772,490
The Mid-Cap Value Equity Portfolio                      3,081,560        3,052,270
The Small-Cap Growth Equity Portfolio                   1,831,793        2,010,040
The Small-Cap Value Equity Portfolio                    1,965,317           77,288
The Real Estate Investment Trust Portfolio II           1,552,366        1,805,152
The Intermediate Fixed Income Portfolio                 9,133,929       19,351,253
The Aggregate Fixed Income Portfolio                    3,493,617        1,853,554
The High-Yield Bond Portfolio                          53,530,192       53,504,161
The Diversified Core Fixed Income Portfolio             1,826,118        2,157,622
The Global Equity Portfolio                               808,873          766,009
The International Equity Portfolio                     62,146,286       12,700,206
The Labor Select International Equity Portfolio         5,263,075        3,053,876
The Emerging Markets Portfolio                          6,782,246        3,541,349
The Global Fixed Income Portfolio                     117,947,338       93,716,288
The International Fixed Income Portfolio               48,991,408       34,373,196
==================================================================================

96   Delaware Pooled Trust o 1999 Semiannual Report

During the period ended April 30, 1999, the Fund made purchases and sales of U.S. government securities for each Portfolio as follows:

                                                       Purchases        Sales
--------------------------------------------------------------------------------
The Intermediate Fixed Income Portfolio              $ 11,179,018    $11,530,277
The Aggregate Fixed Income Portfolio                   12,577,429      9,795,743
The Diversified Core Fixed Income Portfolio               893,025        453,696
The Global Fixed Income Portfolio                              --      6,592,500
The International Fixed Income Portfolio                1,509,109          3,643

The cost of investments for Federal income tax purposes approximates cost for book purposes. At April 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                                          Cost         Aggregate          Aggregate      Net unrealized
                                                           of          unrealized         unrealized       appreciation
                                                      Investments     appreciation       depreciation     (depreciation)
------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                 $139,369,542      $28,408,389       ($2,041,737)       $26,366,652
The Core Equity Portfolio                               2,023,337          375,343           (74,664)           300,679
The Mid-Cap Growth Equity Portfolio                     4,913,820        1,751,134          (107,448)         1,643,686
The Mid-Cap Value Equity Portfolio                      2,799,431          272,301          (151,772)           120,529
The Small-Cap Growth Equity Portfolio                   3,296,669          885,810           (47,806)           838,004
The Small-Cap Value Equity Portfolio                    1,992,911          188,091           (30,161)           157,930
The Real Estate Investment Trust Portfolio II           5,985,801           95,324          (255,794)          (160,470)
The Intermediate Fixed Income Portfolio                20,013,590           71,412          (131,766)           (60,354)
The Aggregate Fixed Income Portfolio                    8,513,155            9,650           (80,865)           (71,215)
The High-Yield Bond Portfolio                          24,890,672          422,444        (1,341,601)          (919,157)
The Diversified Core Fixed Income Portfolio             3,476,154           37,361           (53,311)           (15,950)
The Global Equity Portfolio                             3,344,280          418,927          (175,152)           243,775
The International Equity Portfolio                    604,255,493      165,862,138       (25,444,857)       140,417,281
The Labor Select International Equity Portfolio        93,319,154       19,704,478        (2,908,741)        16,795,737
The Emerging Markets Portfolio                         52,802,072        1,937,410       (14,293,968)       (12,356,558)
The Global Fixed Income Portfolio                     633,405,087       17,715,434       (14,357,910)         3,357,524
The International Fixed Income Portfolio               99,781,311        2,082,837        (1,955,731)           127,106
========================================================================================================================

For federal income tax purposes, the Fund had accumulated capital losses at October 31,1998 for each Portfolio as follows:

                                                          Year of
                                                        Expiration
                                                           2006
------------------------------------------------------------------
The Core Equity Portfolio                              $    5,571
The Mid-Cap Value Equity Portfolio                        129,445
The Small-Cap Growth Equity Portfolio                      43,856
The Real Estate Investment Trust Portfolio II             205,482
The International Equity Portfolio                      4,025,939
The Emerging Markets Portfolio                          1,460,816
==================================================================


                             1999 Semiannual Report o Delaware Pooled Trust   97

4. Capital Stock

Transactions in capital stock shares were as follows:

                                                                           Shares issued
                                                                         upon reinvestment
                                                                       of distributions from
                                                                           net investment
                                                                           income and net                           Net
                                                               Shares     realized gain on        Shares         Increase
Period ended April 30, 1999*:                                   sold         investments       repurchased      (decrease)
---------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                         1,922,562          964,815          (447,597)       2,439,780
The Core Equity Portfolio                                           --              615                --              615
The Mid-Cap Growth Equity Portfolio                             66,499          188,391           (19,148)         235,742
The Mid-Cap Value Equity Portfolio                                  --            5,515                --            5,515
The Small-Cap Growth Equity Portfolio                               --              834                --              834
The Small-Cap Value Equity Portfolio                           235,295               --                --          235,295
The Real Estate Investment Trust Portfolio II                       --           22,823           (23,138)            (315)
The Intermediate Fixed Income Portfolio                         40,473           98,352        (1,108,137)        (969,312)
The Aggregate Fixed Income Portfolio                           476,360           17,922           (13,481)         480,801
The High-Yield Bond Portfolio                                  261,289          192,730                --          454,019
The Diversified Core Fixed Income Portfolio                         --           41,846                --           41,846
The Global Equity Portfolio                                         --           12,189                --           12,189
The International Equity Portfolio                           5,149,093          729,122        (3,165,661)       2,712,554
The Labor Select International Equity Portfolio                533,697          159,184          (432,244)         260,637
The Emerging Markets Portfolio                                      --          136,785                --          136,785
The Global Fixed Income Portfolio                            1,602,523        1,855,819        (3,530,271)         (71,929)
The International Fixed Income Portfolio                     1,296,594          342,567           (30,776)       1,608,385
===========================================================================================================================



Period ended October 31, 1998**:
---------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                         2,047,119          806,189          (601,948)       2,251,360
The Core Equity Portfolio                                      235,295               --                --          235,295
The Mid-Cap Growth Equity Portfolio                              7,360          649,139          (756,255)         (99,756)
The Mid-Cap Value Equity Portfolio                             352,942               --                --          352,942
The Small-Cap Growth Equity Portfolio                          352,942               --                --          352,942
The Real Estate Investment Trust Portfolio II                  402,461            2,430                --          404,891
The Intermediate Fixed Income Portfolio                        267,057          142,619          (452,109)         (42,433)
The Aggregate Fixed Income Portfolio                           235,295               --                --          235,295
 The High-Yield Bond Portfolio                                 893,420          147,157                --        1,040,577
The Diversified Core Fixed Income Portfolio                    352,942               --                --          352,942
The Global Equity Portfolio                                         --            3,021                --            3,021
The International Equity Portfolio                           8,333,867        1,502,294        (2,527,187)       7,308,974
The Labor Select International Equity Portfolio              3,993,613          157,733          (313,618)       3,837,728
The Emerging Markets Portfolio                               3,769,833           38,872                --        3,808,705
The Global Fixed Income Portfolio                           24,585,699        2,917,091        (6,170,271)      21,332,519
The International Fixed Income Portfolio                     5,046,957          232,266          (255,532)       5,023,691
===========================================================================================================================

 *The Small-Cap Value Equity Portfolio commenced operations on 3/29/99.
**The Real Estate Investment Trust Portfolio II commenced operations on 11/4/97,
  The Mid-Cap Value Equity Portfolio, The Aggregate Fixed Income Portfolio, and The Diversified Core Fixed Income Portfolio commenced operations on 12/29/97, and The Core Equity Portfolio and The Small-Cap Growth Equity Portfolio commenced operations on 9/15/98.


98   Delaware Pooled Trust o 1999 Semiannual Report

5. Lines of Credit

The following Portfolios have a committed line of credit for the following amounts:

The Large-Cap Value Equity Portfolio                  $ 4,000,000
The Mid-Cap Growth Equity Portfolio                       200,000
The Real Estate Investment Trust Portfolio II             200,000
The Intermediate Fixed Income Portfolio                 1,200,000
The High-Yield Bond Portfolio                             500,000
The Global Equity Portfolio                               100,000
The International Equity Portfolio                     20,800,000
The Labor Select International Equity Portfolio         3,000,000
The Emerging Markets Portfolio                          1,000,000
The Global Fixed Income Portfolio                      19,100,000
The International Fixed Income Portfolio                1,500,000

No amounts were outstanding at April 30, 1999, or at any time during the period.

6. Foreign Exchange Contracts

The International Equity, The Labor Select International Equity, The Global Equity, The Emerging Markets, The Global Fixed Income, The International Fixed Income and The Diversified Core Fixed Income Portfolios will generally enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. These contracts may be entered into to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. They may also be used to hedge the U.S. dollar value of securities they already own denominated in foreign currencies.

Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the portfolios' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


                             1999 Semiannual Report o Delaware Pooled Trust   99

The following forward currency contracts were outstanding at April 30, 1999:


The Global Equity Portfolio
                                                              In              Value of                            Unrealized
                                                           Exchange          contract at          Settlement     Appreciation
Contracts to Deliver                                          For              4/30/99               Date       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
150,995 British Pounds                                   $   244,000        $   242,777            7/30/99          $   1,233

The International Equity Portfolio

Contracts to Deliver
------------------------------------------------------------------------------------------------------------------------------
37,329,125 British Pounds                                 60,322,000         60,019,572            7/30/99            302,428

The Labor Select International Equity Portfolio

Contracts to Deliver
------------------------------------------------------------------------------------------------------------------------------
5,786,070 British Pounds                                   9,350,000          9,303,123            7/30/99             46,877

The Emerging Markets Portfolio

Contracts to Deliver
------------------------------------------------------------------------------------------------------------------------------
1,887,376 Thailand Baht                                       50,668             50,950            5/04/99               (282)


7. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Global Equity, The Emerging Markets, The Global Fixed Income, The International Fixed Income and The Diversified Core Fixed Income Portfolios may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the portfolios.

The High-Yield Bond and The Diversified Core Fixed Income Portfolios may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.




100   Delaware Pooled Trust o 1999 Semiannual Report

The Intermediate Fixed Income, The Aggregate Fixed Income and The Diversified Core Fixed Income Portfolios may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

Each Portfolio, other than The Diversified Core Fixed Income, The Aggregate Fixed Income, The Mid-Cap Value Equity, The Small-Cap Value Equity, The Labor Select International Equity, The High-Yield Bond, The International Fixed Income, The Global Equity, The Emerging Markets, The Small-Cap Growth Equity and The Core Equity Portfolios may invest up to 10% of their total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Diversified Core Fixed Income, The Aggregate Fixed Income, The Mid-Cap Value Equity, The Labor Select International Equity, The High-Yield Bond, The International Fixed Income, The Small-Cap Growth Equity and The Core Equity Portfolios may each invest no more than 15% of total assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Portfolio's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

8. Securities Lending

The Portfolios may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at April 30, 1999 were as follows:

                                                    Market value of        Market value of
                                                  securities on loan          collateral
-------------------------------------------------------------------------------------------
The International Equity Portfolio                   $139,037,035            $145,850,787
The Labor Select International Equity Portfolio        19,114,156              19,810,341
The Global Fixed Income Portfolio                      36,000,286              37,248,500
===========================================================================================


                              1999 Semiannual Report o Delaware Pooled Trust 101

Delaware Pooled Trust, Inc.
Proxy Results
(Unaudited)


For the six months ended April 30, 1999, Delaware Pooled Trust, Inc. shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Pooled Trust, Inc. Board of Directors.

                                                         Shares       Shares Voted
                                                         Voted          Withheld
                                                          For          Authority      Abstain
-----------------------------------------------------------------------------------------------
Jeffrey J. Nick                                       102,295,074          --        6,628,125
Walter P. Babich                                      102,295,236          --        6,627,963
John H. Durham                                        106,286,130          --        2,637,069
Anthony D. Knerr                                      106,286,130          --        2,637,069
Ann R. Leven                                          106,286,130          --        2,637,069
Thomas F. Madison                                     106,286,130          --        2,637,069
Charles E. Peck                                       106,286,130          --        2,637,069
Wayne A. Stork                                        106,286,130          --        2,637,069
Jan R. Yeomans                                        106,286,130          --        2,637,069

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    4,230,757     559,029               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,582,782     354,067               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     27,269,783   1,358,088               --
The Emerging Markets Portfolio                          3,533,839   1,597,658               --
The Global Fixed Income Portfolio                      45,385,512   1,028,609          603,501
The International Fixed Income Portfolio                6,249,054          --               --

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    4,345,775     444,011               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,936,849          --               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     27,822,964     804,907               --
The Emerging Markets Portfolio                          5,131,497          --               --
The Global Fixed Income Portfolio                      46,414,121          --          603,501
The International Fixed Income Portfolio                6,249,054          --               --


102   Delaware Pooled Trust o 1999 Semiannual Report

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
Large-Cap Value Equity Portfolio                        4,345,775     444,011               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,936,849          --               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     27,822,964     804,907               --
The Emerging Markets Portfolio                          5,131,497          --               --
The Global Fixed Income Portfolio                      46,414,121          --          603,501
The International Fixed Income Portfolio                6,249,054          --               --

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    4,345,775     444,011               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,936,849          --               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     27,822,964     804,907               --
The Emerging Markets Portfolio                          5,131,497          --               --
The Global Fixed Income Portfolio                      46,414,121          --          603,501
The International Fixed Income Portfolio                6,249,054          --               --

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    4,345,775     444,011               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,936,849          --               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     27,822,964     804,907               --
The Emerging Markets Portfolio                          5,131,497          --               --
The Global Fixed Income Portfolio                      46,414,121          --          603,501
The International Fixed Income Portfolio                6,249,054          --               --



                              1999 Semiannual Report o Delaware Pooled Trust 103

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    4,345,775     444,011               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,936,849          --               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     27,822,964     804,907               --
The Emerging Markets Portfolio                          5,131,497          --               --
The Global Fixed Income Portfolio                      46,414,121          --          603,501
The International Fixed Income Portfolio                6,249,054          --               --

3F.To adopt a new fundamental investment restriction concerning lending by the Fund.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    4,345,775     444,011               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,936,849          --               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     27,822,964     804,907               --
The Emerging Markets Portfolio                          5,131,497          --               --
The Global Fixed Income Portfolio                      46,414,121          --          603,501
The International Fixed Income Portfolio                6,249,054          --               --

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    3,908,838     880,948               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,936,849          --               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     27,390,527     804,907          432,436
The Emerging Markets Portfolio                          5,131,497          --               --
The Global Fixed Income Portfolio                      45,385,512   1,028,609          603,501
The International Fixed Income Portfolio                4,988,540          --        1,260,514



104   Delaware Pooled Trust o 1999 Semiannual Report

4. To approve a new investment management agreement with Delaware Management Company.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    4,345,775     444,011               --
The Core Equity Portfolio                                 235,910          --               --
The Mid-Cap Growth Equity Portfolio                       696,569          --               --
The Mid-Cap Value Equity Portfolio                        358,456          --               --
The Small-Cap Growth Equity Portfolio                     353,776          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --
The Intermediate Fixed Income Portfolio                 1,777,304          --               --
The Aggregate Fixed Income Portfolio                      720,312          --               --
The High-Yield Bond Portfolio                           1,936,849          --               --
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The International Equity Portfolio                     24,743,198   3,884,672               --
The Labor Select International Equity Portfolio         5,417,354          --           98,499
The Emerging Markets Portfolio                          5,131,497          --               --
The Global Fixed Income Portfolio                      45,585,566     828,555          603,501
The International Fixed Income Portfolio                6,249,054          --               --

5. To approve a new Sub-Advisory Agreement.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
The Diversified Core Fixed Income Portfolio               394,788          --               --
The Global Equity Portfolio                               366,911          --               --
The Real Estate Investment Trust Portfolio II             427,714          --               --

6. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Pooled Trust, Inc.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
                                                      107,327,488     689,087          906,623

7. To approve the restructuring of Delware Pooled Trust, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                                            For       Against         Abstain
-----------------------------------------------------------------------------------------------
                                                      103,120,509   4,307,760        1,217,677

                            1999 Semiannual Report o Delaware Pooled Trust   105

Delaware Pooled Trust, Inc.

Fund Officers and Portfolio Managers
Wayne A. Stork
Director

David G. Tilles
Managing Director and Chief Investment Officer
Delaware International Advisers Ltd.

Robert Akester
Senior Portfolio Manager
Vice President and Senior Portfolio Manager

Damon J. Andres
Vice President and Portfolio Manager

Robert L. Arnold
Vice President and Senior Portfolio Manager

Christopher S. Beck
Vice President and Senior Portfolio Manager

Steven R. Brody
Senior Vice President and Director of Real
Estate Operations
Lincoln Investment Management, Inc. (subadviser to
The Real Estate Investment Trust Portfolio II)

George E. Deming
Vice President and Senior Portfolio Manager

Elizabeth A. Desmond
Director and Senior Portfolio Manager

Roger A. Early
Vice President and Senior Portfolio Manager

Gerald S. Frey
Vice President and Senior Portfolio Manager

Kimberly T. Gilliam
Assistant Vice President, Real Estate Investments
Lincoln Investment Management, Inc. (subadviser to
The Real Estate Investment Trust Portfolio II)

Clive A. Gillmore
Director and Senior Portfolio Manager

Paul A. Matlack
Vice President and Senior Portfolio Manager

Francis X. Morris
Vice President and Senior Portfolio Manager

Gerald T. Nichols
Vice President and Senior Portfolio Manager

Gary A. Reed
Vice President and Senior Portfolio Manager

Timothy W. Sanderson
Director and Senior Portfolio Manager

Ian G. Sims
Director and Senior Portfolio Manager

Thomas J. Trotman
Vice President and Portfolio Manager

Custodian
The Chase Manhattan Bank
4 Metrotech Center
Brooklyn, New York 11245

Independent Auditors
Ernst & Young LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

Legal Counsel
Stradley, Ronon, Stevens & Young
One Commerce Square
Philadelphia, Pennsylvania 19103

Investment Manager
Delaware Management Business Trust
One Commerce Square
Philadelphia, Pennsylvania 19103

Investment Advisers
Delaware Management Company
One Commerce Square
Philadelphia, Pennsylvania 19103

Delaware International Advisers Ltd.
Third Floor
80 Cheapside
London, England EC2V 6EE

Subadvisers
Lincoln Investment Management, Inc.
Fort Wayne, Indiana

106   Delaware Pooled Trust o 1999 Semiannual Report

This report was prepared for investors in the Delaware Pooled Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust, Inc. Prospectus, which contains detailed information. All Delaware Pooled Trust Portfolios are offered by prospectus only.


One Commerce Square
Philadelphia, Pennsylvania 19103
Telephone 1-800-231-8002
Fax (215) 255-1162